UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2008– April 30, 2009

Item 1: Reports to Shareholders

Vanguard STAR® Fund Semiannual Report

April 30, 2009

>	Vanguard STAR Fund returned about 1.25% for the six months ended April 30, 2009.
>	The fund outperformed its benchmark index and the average return of its peer group.
>	STAR’s three fixed income funds were the period’s standouts, while the eight stock funds struggled in a hostile market.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	7
Performance Summary	8
Financial Statements	9
About Your Fund’s Expenses	16
Glossary	18

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard STAR Fund	VGSTX	1.25%
STAR Composite Index[1]		–0.77
STAR Composite Average[2]		–0.56

Your Fund’s Performance at a Glance
October 31, 2008–April 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$15.33	$14.51	$0.373	$0.626

1 The STAR Composite Index is weighted 50% Morgan Stanley Capital International (MSCI) US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital 1–5 Year U.S. Credit Index, and 12.5% MSCI Europe, Australasia, Far East (EAFE) Index.

2 The STAR Composite Average, which is derived from data provided by Lipper Inc., is weighted 50% average general equity fund, 25% average fixed income fund, 12.5% average 1–5 year investment-grade fund, and 12.5% average international fund.

1

President’s Letter

Dear Shareholder,

With its performance reflecting a volatile stock market and a strong bond market, Vanguard STAR Fund returned 1.25% for the fiscal half-year ended April 30, 2009. The fund’s return was higher than the –0.77% return of its benchmark index and the –0.56% return of a composite of fund peer groups, which is weighted to approximate STAR’s asset allocation.

As a “fund of funds,” STAR invests in 11 actively managed Vanguard portfolios, including eight stock funds and three fixed income funds. These underlying funds give STAR a balanced mix of domestic and international stocks as well as meaningful exposure to bonds. Led by powerful gains in Vanguard Long-Term Investment-Grade Fund, all three fixed income funds produced solid returns.

A volatile six-month period ends amid signs of hope

For the half-year ended April 30, the broad U.S. stock market returned about –7%, while international stocks posted a positive return of about 1%. Although these results were far from impressive, they showed significant improvement since the beginning of the period.

Through the first four months, stock markets worldwide moved lower as fallout from the financial crisis settled in all parts of the globe. In mid-March, however, things began to turn around. Investors gained confidence and started taking on more

2

risk. Stocks continued to rally throughout April, when the U.S. stock market recorded its biggest monthly gain since 1991.

Despite some encouraging signs, continued job losses and persistent uncertainty about the health of the financial sector, both in the United States and overseas, suggested that the road ahead could be bumpy.

Investor confidence boosted even the weakest bonds

The period was an erratic time for the fixed income market as well. After Lehman Brothers collapsed in September, investors steered clear of corporate bonds and instead sought safety in U.S. Treasury bonds—considered the safest, most liquid securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

Later in the period, optimism from the stock market provided a boost to corporate bonds. High-yield—or “junk”—bonds posted record gains for the month of April. For the six months, both the Barclays Capital U.S. Aggregate Bond Index and the broad municipal bond market returned about 8%.

In December, the Federal Reserve Board responded to the credit crisis by lowering its target for short-term interest rates to a range of 0% to 0.25%, an all-time low. After a meeting in late April, policymakers announced that lower rates had led to

Market Barometer
			Total Returns
		Periods Ended April 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–7.39%	–35.30%	–2.32%
Russell 2000 Index (Small-caps)	8.40	–30.74	–1.45
Dow Jones U.S. Total Stock Market Index	–6.97	–34.37	–1.86
MSCI All Country World Index ex USA (International)	1.31	–42.32	3.02

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	7.74%	3.84%	4.78%
Barclays Capital Municipal Bond Index	8.20	3.11	4.11
Citigroup 3-Month Treasury Bill Index	0.19	1.01	3.05

CPI
Consumer Price Index	–1.54%	–0.74%	2.55%

1 Annualized.

3

modest improvements in the credit market but that, overall, conditions remained weak.

STAR Fund’s bonds offered a cushion against volatility

In an extremely difficult period for the financial markets, Vanguard STAR Fund returned 1.25%, finishing ahead of its comparative standards. This performance reflected both the bond market’s strength and the broader stock market’s weakness.

Of STAR’s 11 underlying funds, five trailed their respective market benchmarks, five were a step or two ahead, and one was in line with its benchmark. All of the underlying funds are actively managed, with their advisors aiming to outperform the benchmark indexes.

Not surprisingly, the bond funds performed better than the stock funds, as investors favored shorter-term security over longer-term opportunity in a period of high uncertainty. As bond prices rose, Vanguard Long-Term Investment-Grade Fund returned about 13%, and Vanguard Short-Term Investment-Grade Fund returned about 5%. Vanguard GNMA Fund’s return of approximately 8% reflected increased demand for high-quality mortgage-backed securities.

STAR’s eight underlying stock funds include six domestic and two international funds, loosely divided into growth and value orientations. The performances of the growth funds led those of the value funds for the period, both at home and abroad.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired	Composite
	Fund Fees	Benchmark
	and Expenses[1]	Expense Ratio[2]
STAR Fund	0.32%	1.22%

1 This figure—drawn from the prospectus dated June 8, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2009, the annualized acquired fund fees and expenses were 0.36%.

2 Based on the STAR Composite Average, which is weighted 50% average general equity fund, 25% average fixed income fund, 12.5% average 1–5 year investment-grade fund, and 12.5% average international fund. The figure is derived from data provided by Lipper Inc. and captures information through year-end 2008.

4

Of STAR’s domestic growth-style funds, Vanguard Explorer Fund, a small- and mid-cap-oriented fund, produced the best six-month return, at –2.3%. On balance, growth outperformed value overall as investors waded back into the market to buy shares in the technology sector.

Despite their generally larger declines, STAR’s domestic value-oriented holdings, Vanguard Windsor™ Fund and Vanguard Windsor II Fund, found some success in the ravaged financial sector. Both finished solidly ahead of their market benchmarks. Vanguard International Growth Fund produced a modestly positive return, while STAR’s other international fund, Vanguard International Value Fund, returned about –2%. Both funds benefited from their exposure to emerging-market stocks.

Balance is crucial in turbulent times

The stock market’s deep and sharp declines, followed by its quick bounce in March and April, provide an object lesson in the extreme volatility and unpredictability that investors must sometimes face. Even the bond market, which often softens the stock market’s swings, has followed an unusually jagged path in recent months.

Times of market instability highlight the value of STAR’s balanced approach to investing. Its diversified mix of stocks and bonds can put you in a position to gain from the market’s better performers while helping to moderate the losses from the laggards.

		Total Returns for
Vanguard Fund	Percentage of	Six Months Ended
(Investor Shares)	STAR’s Assets[1]	April 30, 2009
Stock Funds
Windsor II	16.1%	–9.40%
Windsor	8.9	–1.89
Morgan Growth	7.0	–3.31
PRIMECAP	7.0	–4.69
U.S. Growth	6.9	–3.32
International Growth	6.4	0.52
International Value	6.4	–2.34
Explorer	4.4	–2.32
Bond Funds
GNMA	12.4%	8.05%
Long-Term Investment-Grade	12.3	12.71
Short-Term Investments
Short-Term Investment-Grade	12.2%	5.02%
Combined	100.0%	1.25%

1 As of April 30, 2009.

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Indeed, STAR epitomizes the qualities necessary to long-term investing success: balance among asset classes, diversification within them, and a commitment to low costs. The fund periodically rebalances its portfolio to maintain a consistent asset allocation—and risk profile—over time. Our long experience suggests that these features can make STAR Fund an important component, or even the sole component, of a well-designed investment program.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

May 15, 2009

6

STAR Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
Fund
Yield[1]	3.7%
Acquired Fund Fees and Expenses[2]	0.32%

Allocation to Underlying Vanguard Funds

Stock Funds
Windsor II	16.1%
Windsor	8.9
Morgan Growth	7.0
PRIMECAP	7.0
U.S. Growth	6.9
International Growth	6.4
International Value	6.4
Explorer	4.4
Bond Funds
GNMA	12.4%
Long-Term Investment-Grade	12.3
Short-Term Investments
Short-Term Investment-Grade	12.2%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	0.99
Beta	1.03

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated June 8, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2009, the acquired fund fees and expenses were 0.36%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 The STAR Composite Index is weighted 50% Morgan Stanley Capital International (MSCI) US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital 1–5 Year U.S. Credit Index, and 12.5% MSCI Europe, Australasia, Far East (EAFE) Index.

7

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
STAR Fund[3]	3/29/1985	–24.88%	–0.60%	–0.29%	3.02%	2.73%

1 Six months ended April 30, 2009.

2 The STAR Composite Index is weighted 62.5% Dow Jones Wilshire 5000 Index, 25% Barclays Capital U.S. Aggregate Bond Index, and 12.5% Citigroup 3-month Treasury Bill Index through December 31, 2002; 50% Dow Jones Wilshire 5000 Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE thereafter.

3 Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

8

STAR Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Funds (50.3%)
Vanguard Windsor II Fund Investor Shares	90,414,219	1,649,155
Vanguard Windsor Fund Investor Shares	98,685,395	904,945
Vanguard Morgan Growth Fund Investor Shares	60,083,252	708,382
Vanguard PRIMECAP Fund Investor Shares	15,447,908	707,514
Vanguard U.S. Growth Fund Investor Shares	55,060,702	704,777
Vanguard Explorer Fund Investor Shares	10,056,872	444,212
		5,118,985
International Stock Funds (12.8%)
Vanguard International Growth Fund Investor Shares	52,708,780	649,899
Vanguard International Value Fund	28,450,374	648,384
		1,298,283
Bond Funds (24.6%)
Vanguard GNMA Fund Investor Shares	117,665,748	1,255,494
Vanguard Long-Term Investment-Grade Fund Investor Shares	159,230,829	1,251,554
		2,507,048
Short-Term Bond Fund (12.1%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	124,461,544	1,234,658
Total Investment Companies (Cost $10,811,330)		10,158,974
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 0.355% (Cost $19,360)	19,360	19,360
Total Investments (100.0%) (Cost $10,830,690)		10,178,334
Other Assets and Liabilities (0.0%)
Other Assets		98,674
Liabilities		(97,676)
		998
Net Assets (100%)
Applicable to 701,432,761 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		10,179,332
Net Asset Value Per Share		$14.51

9

STAR Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	10,944,346
Undistributed Net Investment Income	62,172
Accumulated Net Realized Losses	(174,830)
Unrealized Appreciation (Depreciation)	(652,356)
Net Assets	10,179,332

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

10

STAR Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Income Distributions Received	222,981
Net Investment Income—Note B	222,981
Realized Net Gain (Loss)
Capital Gain Distributions Received	98,984
Investment Securities Sold	(176,501)
Realized Net Gain (Loss)	(77,517)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(48,934)
Net Increase (Decrease) in Net Assets Resulting from Operations	96,530

See accompanying Notes, which are an integral part of the Financial Statements.

11

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	222,981	408,314
Realized Net Gain (Loss)	(77,517)	499,748
Change in Unrealized Appreciation (Depreciation)	(48,934)	(5,074,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	96,530	(4,166,882)
Distributions
Net Investment Income	(250,736)	(429,438)
Realized Capital Gain[1]	(420,807)	(548,222)
Total Distributions	(671,543)	(977,660)
Capital Share Transactions
Issued	466,829	1,122,273
Issued in Lieu of Cash Distributions	651,028	950,772
Redeemed	(791,071)	(1,710,879)
Net Increase (Decrease) from Capital Share Transactions	326,786	362,166
Total Increase (Decrease)	(248,227)	(4,782,376)
Net Assets
Beginning of Period	10,427,559	15,209,935
End of Period[2]	10,179,332	10,427,559

1 Includes fiscal 2009 and 2008 short-term gain distributions totaling $0 and $152,838,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $62,172,000 and $89,927,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.33	$22.80	$21.04	$19.14	$17.92	$16.67
Investment Operations
Net Investment Income	.330	.600	.626	.533	.460	.410
Capital Gain Distributions Received	.118	.967	.669	.378	.010	—
Net Realized and Unrealized Gain (Loss)
on Investments	(.269)	(7.578)	1.392	1.554	1.190	1.260
Total from Investment Operations	.179	(6.011)	2.687	2.465	1.660	1.670
Distributions
Dividends from Net Investment Income	(.373)	(.634)	(.600)	(.510)	(.440)	(.420)
Distributions from Realized Capital Gains	(.626)	(.825)	(.327)	(.055)	—	—
Total Distributions	(.999)	(1.459)	(.927)	(.565)	(.440)	(.420)
Net Asset Value, End of Period	$14.51	$15.33	$22.80	$21.04	$19.14	$17.92

Total Return[1]	1.25%	–27.94%	13.14%	13.13%	9.33%	10.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,179	$10,428	$15,210	$13,522	$11,547	$10,083
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.73%	3.00%	2.85%	2.64%	2.44%	2.39%
Portfolio Turnover Rate	32%	24%	8%	9%	6%	6%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.36% (annualized).

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2009, the cost of investment securities for tax purposes was $10,830,690,000. Net unrealized depreciation of investment securities for tax purposes was $652,356,000, consisting of unrealized gains of $260,936,000 on securities that had risen in value since their purchase and $913,292,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2009, the fund purchased $1,572,691,000 of investment securities and sold $1,603,000,000 of investment securities, other than temporary cash investments.

14

STAR Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	Shares	Shares
	(000)	(000)
Issued	33,217	56,993
Issued in Lieu of Cash Distributions	45,431	46,267
Redeemed	(57,208)	(90,316)
Net Increase (Decrease) in Shares Outstanding	21,440	12,944

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

15

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2008	4/30/2009	Period[1]
Based on Actual Fund Return	$1,000.00	$1,012.50	$1.80
Hypothetical 5% Yearly Return	$1,000.00	1,023.01	1.81

1 The calculations are based on the STAR Fund’s acquired fund fees and expenses for the most recent six-month period. The STAR Fund’s annualized expense figure for that period is 0.36%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

16

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

17

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

18

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008)

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062009

Vanguard

Vanguard LifeStrategy® Funds Semiannual Report

April 30, 2009

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

>	For the six months ended April 30, returns for the Vanguard LifeStrategy Funds ranged from about 3% for the LifeStrategy Income Fund to about –5% for the LifeStrategy Growth Fund.
>	During the period, bonds outperformed stocks, helping returns of the two more conservative LifeStrategy Funds, which are more heavily invested in bonds.
>

Among the five underlying Vanguard funds represented in the LifeStrategy portfolios, the top performers for the period were the bond funds. The worst performer was Vanguard Asset Allocation Fund, which returned about –8%.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
LifeStrategy Income Fund	7
LifeStrategy Conservative Growth Fund	16
LifeStrategy Moderate Growth Fund	25
LifeStrategy Growth Fund	34
About Your Fund’s Expenses	43
Glossary	45

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard LifeStrategy Income Fund	VASIX	2.83%
Income Composite Index[1]		4.73
Income Composite Average[2]		2.87

Vanguard LifeStrategy Conservative Growth Fund	VSCGX	0.40%
Conservative Growth Composite Index[1]		2.04
Conservative Growth Composite Average[2]		0.99

Vanguard LifeStrategy Moderate Growth Fund	VSMGX	–1.91%
Moderate Growth Composite Index[1]		–0.55
Moderate Growth Composite Average[2]		0.02

Vanguard LifeStrategy Growth Fund	VASGX	–4.79%
Growth Composite Index[1]		–3.43
Growth Composite Average[2]		–2.09

Your Fund’s Performance at a Glance
October 31, 2008–April 30, 2009
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	30-Day
	Price	Price	Dividends	Gains	SEC Yield
Vanguard LifeStrategy Income Fund	$12.13	$12.22	$0.250	$0.000	4.22%
Vanguard LifeStrategy Conservative
Growth Fund	13.46	13.25	0.259	0.000	3.82
Vanguard LifeStrategy Moderate
Growth Fund	15.56	14.96	0.303	0.000	3.41
Vanguard LifeStrategy Growth Fund	16.86	15.77	0.283	0.000	3.03

1 Total returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East (EAFE) Index; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for short-term investments, the Barclays Capital U.S. 1–3 Year Credit Bond Index.

2 Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc. The Income Composite Average is weighted 60% average fixed income fund, 20% average general equity fund, and 20% average money market fund. The Conservative Growth Composite Average is weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. The Moderate Growth Composite Average is weighted 50% average general equity fund, 40% average fixed income fund, and 10% average international fund. The Growth Composite Average is weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund.

1

President’s Letter

Dear Shareholder,

For the six months ended April 30, the Vanguard LifeStrategy Funds delivered returns ranging from 2.83% for the most conservative of the funds, the Income Fund, to –4.79% for the Growth Fund, the most aggressive of the funds.

The four funds trailed their benchmark indexes, a reflection of the underlying Vanguard Asset Allocation Fund’s poor performance. The Growth Fund and the Moderate Growth Fund had the smallest margin of shortfall—about 1.40 percentage points—while the Income Fund had the greatest—about 1.90 percentage points. The Income Fund trailed just behind the average return for peer funds for the six months, while the three other funds lagged their respective peer groups more substantially.

On April 30, the yields of the two more conservative funds—the Income Fund and the Conservative Growth Fund—were 4.22% and 3.82%, respectively.

Volatile six months ends amid signs of hope

For the six months ended April 30, the broad U.S. stock market returned about –7%, while international stocks posted a positive return of about 1%. Although final results were far from impressive, they showed significant improvement from the beginning of the period, and indeed from the past 18 months.

Through the first four months of the period, stock markets worldwide moved lower as fallout from the financial crisis

2

settled in all parts of the globe. In mid-March, however, things began to turn around. Investors gained confidence and started taking on more risk. Stocks continued to rally throughout April, with the U.S. stock market recording its biggest monthly gain since 1991.

Despite some encouraging signs, continued job losses and persistent uncertainty about the health of the financial sector—both in the United States and overseas—suggested that the road ahead could be bumpy.

Investor confidence boosted the weakest bonds

It was an erratic time for the fixed income market as well. After Lehman Brothers collapsed in September, investors steered clear of corporate bonds and instead sought safety in U.S. Treasury bonds—considered the safest, most liquid securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

Later in the period, optimism from the stock market provided a boost to corporate bonds. High-yield—or “junk”—bonds posted record gains for the month of April. For the six months, both the Barclays Capital U.S. Aggregate Bond Index and the broad municipal bond market returned about 8%.

In December, the Federal Reserve Board responded to the credit crisis by lowering its target for short-term interest rates to a

Market Barometer
			Total Returns
		Periods Ended April 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–7.39%	–35.30%	–2.32%
Russell 2000 Index (Small-caps)	–8.40	–30.74	–1.45
Dow Jones U.S. Total Stock Market Index	–6.97	–34.37	–1.86
MSCI All Country World Index ex USA (International)	1.31	–42.32	3.02

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	7.74%	3.84%	4.78%
Barclays Capital Municipal Bond Index	8.20	3.11	4.11
Citigroup 3-Month Treasury Bill Index	0.19	1.01	3.05

CPI
Consumer Price Index	–1.54%	–0.74%	2.55%

1 Annualized.

3

range of 0% to 0.25%, an all-time low. After a meeting in late April, policymakers announced that lower rates had led to modest improvements in the credit market, but that conditions overall remained weak.

Bonds helped conservative funds take the lead

Each Vanguard LifeStrategy portfolio is a “fund of funds” that invests in up to five underlying Vanguard funds. These five funds include two U.S. bond funds—the Short-Term Investment-Grade Fund and the Total Bond Market II Index Fund; a U.S. stock fund—the Total Stock Market Index Fund; an international equity fund—the Total International Stock Index Fund; and a balanced fund whose assets can shift among asset classes—the Asset Allocation Fund.

The weightings of the five underlying funds are determined by each LifeStrategy portfolio’s distinct investment objectives. The LifeStrategy Income Fund, the most conservative of the portfolios, emphasizes current income with some capital appreciation (that is, growth in the underlying funds’ market values). Meanwhile, the Growth Fund—the most aggressive of the funds—focuses more on long-term growth in capital, with some current income. (For information on the target percentages and actual asset allocations of the LifeStrategy Funds, see the table later in this report.)

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired	Peer-Group
	Fund Fees and	Expense
	Expenses[1]	Ratio[2]
LifeStrategy Income Fund	0.22%	1.05%
LifeStrategy Conservative Growth Fund	0.22	1.12
LifeStrategy Moderate Growth Fund	0.22	1.22
LifeStrategy Growth Fund	0.21	1.29

1 This figure—drawn from the prospectus dated June 8, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the six months ended April 30, 2009, the annualized acquired fund fees and expenses were 0.22% for the LifeStrategy Income Fund, 0.22% for the LifeStrategy Conservative Growth Fund, 0.22% for the LifeStrategy Moderate Growth Fund, and 0.22% for the LifeStrategy Growth Fund.

2 Peer groups are (from top to bottom) the Income Composite Average, the Conservative Growth Composite Average, the Moderate Growth Composite Average, and the Growth Composite Average. Each average is a blended composite that weights the expense ratio of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

4

In general, bonds outperformed stocks for the period. A heavy weighting in bonds helped the performances of the Income Fund and the Conservative Growth Fund, which returned 2.83% and 0.40%, respectively. The Growth Fund and the Moderate Growth Fund suffered because of their heavy weightings in stocks, registering returns of –4.79% and –1.91%, respectively.

Not surprisingly, of the five underlying funds, the two fixed income funds had the best results for the period. One of the funds, which mirrors the broad bond market, returned about 8% for the six months. The other fund, the Short-Term Investment-Grade Fund, also posted positive results, returning about 5%.

The Asset Allocation Fund, a holding common to all four LifeStrategy portfolios, was the worst-performing underlying fund, returning about –8% for the period. Each LifeStrategy Fund invests about 25% of fund assets in the Asset Allocation Fund, an actively managed fund that may hold up to 100% of its assets in cash, bonds, stocks, or any combination of these asset classes. The fund follows this strategy in an attempt to produce stock-market-like returns with less than stock market risk. During the six-month period covered in this report, the fund held between 90% and 100% in equities. As a result of the fund’s heavy weighting in stocks during a period of stock market distress, it held back the returns of each of the LifeStrategy portfolios.

Target and Actual Asset Allocations
Percentages as of April 30, 2009
					Short-Term
		Stocks[1]		Bonds	Investments
	Target	Actual	Target	Actual	Target	Actual
LifeStrategy Income Fund	20%	30%	60%	50%	20%	20%
LifeStrategy Conservative Growth Fund	40	50	40	30	20	20
LifeStrategy Moderate Growth Fund	60	70	40	30	0	0
LifeStrategy Growth Fund	80	90	20	10	0	0

1 Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 0%, 5%, 10%, and 15% of assets, respectively.

5

The other underlying equity funds, the Total Stock Market Index Fund and the Total International Stock Index Fund, also posted negative results for the period, at about –7% and –1%, respectively.

A balanced approach is key during all markets

The fiscal half-year ended April 30 was an extremely volatile time in the U.S. markets. Stocks suffered one of their worst years on record in 2008 and continued to decline in 2009, before changing course in mid-March. Bonds outperformed stocks during the period; however, there was no shortage of drama in the fixed income market, as corporate bonds struggled until late in the period, when they made a recovery.

While it’s too early to say whether the rebound will stick, the events of the past few months demonstrate the importance of holding a balanced portfolio of stock, bond, and money market funds designed to fit your goals, time horizon, and tolerance for market volatility. Such a carefully constructed portfolio can potentially offer you some protection from the worst effects of a downturn, while putting you in position to take advantage of a recovery.

By choosing the right LifeStrategy Fund for your long-term goals, you can benefit from a one-stop approach to balanced investing. Each LifeStrategy Fund is a stand-alone portfolio that includes a diverse mix of asset classes designed for a given objective—income, growth, or a combination of both. The funds also give you the important advantage of low costs, which allow you to keep more of your returns.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

May 12, 2009

6

LifeStrategy Income Fund

Fund Profile

As of April 30, 2009

Financial Attributes

Yield[1]	4.2%
Acquired Fund Fees and Expenses[2]	0.22%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	0.97
Beta	1.19

Allocation to Underlying Vanguard Funds

Total Bond Market II Index Fund	49.8%
Asset Allocation Fund	25.2
Short-Term Investment-Grade Fund	19.9
Total Stock Market Index Fund	5.1

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated June 8, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2009, the annualized acquired fund fees and expenses were 0.22%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 60% Barclays Capital U.S. Aggregate Bond Index, 20% MSCI US Broad Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index.

7

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Income Fund[3]	9/30/1994	–11.21%	1.47%	–0.83%	4.30%	3.47%

1 Six months ended April 30, 2009.

2 60% Barclays Capital U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Index through August 31, 2003; 60% Barclays Capital U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index through April 22, 2005; and 60% Barclays Capital U.S. Aggregate Bond Index, 20% MSCI US Broad Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index thereafter.

3 Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

8

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (5.1%)
Vanguard Total Stock Market Index Fund Investor Shares	3,853,935	82,397

Balanced Fund (25.2%)
Vanguard Asset Allocation Fund Investor Shares	22,590,938	406,637

Bond Fund (49.7%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	80,186,609	801,866

Short-Term Bond Fund (19.9%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	32,381,804	321,228
Total Investment Companies (Cost $1,682,215)		1,612,128
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.355% (Cost $838)	838,192	838
Total Investments (99.9%) (Cost $1,683,053)		1,612,966
Other Assets and Liabilities (0.1%)
Other Assets		5,610
Liabilities		(4,214)
		1,396
Net Assets (100%)
Applicable to 132,067,802 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,614,362
Net Asset Value Per Share		$12.22

9

LifeStrategy Income Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	1,709,208
Undistributed Net Investment Income	4,434
Accumulated Net Realized Losses	(29,193)
Unrealized Appreciation (Depreciation)	(70,087)
Net Assets	1,614,362

•	See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for the Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

10

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Income Distributions Received	31,653
Net Investment Income—Note B	31,653
Realized Net Gain (Loss) on Investment Securities Sold	(6,043)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	19,160
Net Increase (Decrease) in Net Assets Resulting from Operations	44,770

See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,653	75,606
Realized Net Gain (Loss)	(6,043)	(22,889)
Change in Unrealized Appreciation (Depreciation)	19,160	(288,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,770	(236,058)
Distributions
Net Investment Income	(33,317)	(77,544)
Realized Capital Gain[1]	—	(3,797)
Total Distributions	(33,317)	(81,341)
Capital Share Transactions
Issued	216,732	548,650
Issued in Lieu of Cash Distributions	31,070	76,008
Redeemed	(287,009)	(550,179)
Net Increase (Decrease) from Capital Share Transactions	(39,207)	74,479
Total Increase (Decrease)	(27,754)	(242,920)
Net Assets
Beginning of Period	1,642,116	1,885,036
End of Period[2]	1,614,362	1,642,116

1 Includes fiscal 2008 short-term gain distributions totaling $1,964,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $4,434,000 and $6,098,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$12.13	$14.44	$13.97	$13.38	$13.39	$13.03
Investment Operations
Net Investment Income	.239	.555	.570	.530	.470	.430
Capital Gain Distributions Received	—	—	—	—	—	.010
Net Realized and Unrealized Gain (Loss)
on Investments	.101	(2.266)	.538	.580	(.020)	.350
Total from Investment Operations	.340	(1.711)	1.108	1.110	.450	.790
Distributions
Dividends from Net Investment Income	(.250)	(.570)	(.570)	(.520)	(.460)	(.430)
Distributions from Realized Capital Gains	—	(.029)	(.068)	—	—	—
Total Distributions	(.250)	(.599)	(.638)	(.520)	(.460)	(.430)
Net Asset Value, End of Period	$12.22	$12.13	$14.44	$13.97	$13.38	$13.39

Total Return[1]	2.83%	–12.29%	8.14%	8.49%	3.39%	6.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,614	$1,642	$1,885	$1,666	$1,752	$1,611
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.90%[3]	4.00%	4.07%	3.85%	3.47%	3.31%
Portfolio Turnover Rate	31%[3,4]	22%	8%	14%	6%	4%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.22% (annualized).

3 Annualized.

4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from the Vanguard Total Bond Market Index Fund to the Vanguard Total Bond Market II Index Fund, because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $9,060,000 to offset future net capital gains through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2009, the cost of investment securities for tax purposes was $1,683,053,000. Net unrealized depreciation of investment securities for tax purposes was $70,087,000, consisting of unrealized gains of $16,000 on securities that had risen in value since their purchase and $70,103,000 in unrealized losses on securities that had fallen in value since their purchase.

14

LifeStrategy Income Fund

D. During the six months ended April 30, 2009, the fund purchased $1,050,029,000 of investment securities and sold $1,096,084,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	Shares	Shares
	(000)	(000)
Issued	18,160	39,964
Issued in Lieu of Cash Distributions	2,564	5,521
Redeemed	(24,085)	(40,641)
Net Increase (Decrease) in Shares Outstanding	(3,361)	4,844

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

15

LifeStrategy Conservative Growth Fund

Fund Profile

As of April 30, 2009

Financial Attributes

Yield[1]	3.8%
Acquired Fund Fees and Expenses[2]	0.22%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	0.99
Beta	1.16

Allocation to Underlying Vanguard Funds

Total Bond Market II Index Fund	29.6%
Asset Allocation Fund	25.4
Total Stock Market Index Fund	20.1
Short-Term Investment-Grade Fund	19.7
Total International Stock Index Fund	5.2

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated June 8, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2009, the annualized acquired fund fees and expenses were 0.22%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 40% Barclays Capital U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index.

16

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Conservative
Growth Fund[3]	9/30/1994	–20.25%	–0.02%	–1.39%	3.57%	2.18%

1 Six months ended April 30, 2009.

2 40% Barclays Capital U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Index, and 5% MSCI EAFE Index through August 31, 2003; 40% Barclays Capital U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Barclays Capital U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index thereafter.

3 Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

17

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (20.1%)
Vanguard Total Stock Market Index Fund Investor Shares	44,554,854	952,583

International Stock Fund (5.2%)
Vanguard Total International Stock Index Fund	23,143,086	245,085

Balanced Fund (25.3%)
Vanguard Asset Allocation Fund Investor Shares	66,683,997	1,200,312

Bond Fund (29.7%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	140,567,735	1,405,677

Short-Term Bond Fund (19.6%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	93,845,920	930,952
Total Investment Companies (Cost $5,160,078)		4,734,609
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.355% (Cost $2,245)	2,245,066	2,245
Total Investments (100.0%) (Cost $5,162,323)		4,736,854
Other Assets and Liabilities (0.0%)
Other Assets		17,034
Liabilities		(16,682)
		352
Net Assets (100%)
Applicable to 357,516,923 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,737,206
Net Asset Value Per Share		$13.25

18

LifeStrategy Conservative Growth Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	5,245,413
Undistributed Net Investment Income	9,260
Accumulated Net Realized Losses	(91,998)
Unrealized Appreciation (Depreciation)	(425,469)
Net Assets	4,737,206

•	See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

19

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Income Distributions Received	88,533
Net Investment Income—Note B	88,533
Realized Net Gain (Loss) on Investment Securities Sold	10,960
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(92,651)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,842

See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	88,533	225,599
Realized Net Gain (Loss)	10,960	(102,510)
Change in Unrealized Appreciation (Depreciation)	(92,651)	(1,479,399)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,842	(1,356,310)
Distributions
Net Investment Income	(92,256)	(235,505)
Realized Capital Gain[1]	—	(3,999)
Total Distributions	(92,256)	(239,504)
Capital Share Transactions
Issued	511,921	1,301,965
Issued in Lieu of Cash Distributions	89,310	233,406
Redeemed	(621,672)	(2,140,116)
Net Increase (Decrease) from Capital Share Transactions	(20,441)	(604,745)
Total Increase (Decrease)	(105,855)	(2,200,559)
Net Assets
Beginning of Period	4,843,061	7,043,620
End of Period[2]	4,737,206	4,843,061

1 Includes fiscal 2008 short-term gain distributions totaling $3,999,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $9,260,000 and $12,983,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$13.46	$17.61	$16.43	$15.24	$14.83	$14.17
Investment Operations
Net Investment Income	.249	.568	.580	.500	.440	.400
Capital Gain Distributions Received	—	—	—	—	—	.010
Net Realized and Unrealized Gain (Loss)
on Investments	(.200)	(4.116)	1.170	1.180	.410	.640
Total from Investment Operations	.049	(3.548)	1.750	1.680	.850	1.050
Distributions
Dividends from Net Investment Income	(.259)	(.592)	(.570)	(.490)	(.440)	(.390)
Distributions from Realized Capital Gains	—	(.010)	—	—	—	—
Total Distributions	(.259)	(.602)	(.570)	(.490)	(.440)	(.390)
Net Asset Value, End of Period	$13.25	$13.46	$17.61	$16.43	$15.24	$14.83

Total Return[1]	0.40%	–20.71%	10.84%	11.23%	5.77%	7.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,737	$4,843	$7,044	$5,326	$4,079	$3,463
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.65%[3]	3.52%	3.40%	3.21%	2.95%	2.74%
Portfolio Turnover Rate	37%[3,4]	22%	10%	4%	7%	5%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.22% (annualized).

3 Annualized.

4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from the Vanguard Total Bond Market Index Fund to the Vanguard Total Bond Market II Index Fund, because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $58,575,000 to offset future net capital gains through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2009, the cost of investment securities for tax purposes was $5,162,323,000. Net unrealized depreciation of investment securities for tax purposes was $425,469,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2009, the fund purchased $2,226,455,000 of investment securities and sold $2,260,761,000 of investment securities, other than temporary cash investments.

23

LifeStrategy Conservative Growth Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	Shares	Shares
	(000)	(000)
Issued	39,808	80,105
Issued in Lieu of Cash Distributions	6,823	14,274
Redeemed	(48,920)	(134,570)
Net Increase (Decrease) in Shares Outstanding	(2,289)	(40,191)

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

24

LifeStrategy Moderate Growth Fund

Fund Profile

As of April 30, 2009

Financial Attributes

Yield[1]	3.4%
Acquired Fund Fees and Expenses[2]	0.22%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.12

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	35.1%
Total Bond Market II Index Fund	29.6
Asset Allocation Fund	25.1
Total International Stock Index Fund	10.2

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated June 8, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2009, the annualized acquired fund fees and expenses were 0.22%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 50% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 10% MSCI EAFE Index.

25

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Moderate Growth Fund[3]	9/30/1994	–27.55%	–1.19%	–1.82%	2.86%	1.04%

1 Six months ended April 30, 2009.

2 50% Dow Jones U.S. Total Stock Market Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 10% MSCI EAFE Index thereafter.

3 Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

26

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (35.1%)
Vanguard Total Stock Market Index Fund Investor Shares	113,558,166	2,427,874

International Stock Fund (10.2%)
Vanguard Total International Stock Index Fund	66,347,794	702,623

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	96,341,686	1,734,150

Bond Fund (29.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	204,375,971	2,043,760
Total Investment Companies (Cost $7,555,541)		6,908,407
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.355% (Cost $5,155)	5,155,069	5,155
Total Investments (100.0%) (Cost $7,560,696)		6,913,562
Other Assets and Liabilities (0.0%)
Other Assets		22,575
Liabilities		(22,849)
		(274)
Net Assets (100%)
Applicable to 462,139,072 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,913,288
Net Asset Value Per Share		$14.96

27

LifeStrategy Moderate Growth Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	7,639,316
Undistributed Net Investment Income	43,096
Accumulated Net Realized Losses	(121,990)
Unrealized Appreciation (Depreciation)	(647,134)
Net Assets	6,913,288

•	See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

28

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Income Distributions Received	124,437
Net Investment Income—Note B	124,437
Realized Net Gain (Loss) on Investment Securities Sold	13,895
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(313,548)
Net Increase (Decrease) in Net Assets Resulting from Operations	(175,216)

See accompanying Notes, which are an integral part of the Financial Statements.

29

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	124,437	300,354
Realized Net Gain (Loss)	13,895	(135,696)
Change in Unrealized Appreciation (Depreciation)	(313,548)	(3,162,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	(175,216)	(2,997,944)
Distributions
Net Investment Income	(142,253)	(317,770)
Realized Capital Gain[1]	—	(12,214)
Total Distributions	(142,253)	(329,984)
Capital Share Transactions
Issued	615,415	1,751,499
Issued in Lieu of Cash Distributions	140,006	325,407
Redeemed	(932,243)	(2,613,668)
Net Increase (Decrease) from Capital Share Transactions	(176,822)	(536,762)
Total Increase (Decrease)	(494,291)	(3,864,690)
Net Assets
Beginning of Period	7,407,579	11,272,269
End of Period[2]	6,913,288	7,407,579

1 Includes fiscal 2008 short-term gain distributions totaling $4,580,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $43,096,000 and $60,912,000.

See accompanying Notes, which are an integral part of the Financial Statements.

30

LifeStrategy Moderate Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.56	$22.21	$20.09	$18.09	$17.17	$16.06
Investment Operations
Net Investment Income	.266	.607	.580	.510	.470	.390
Capital Gain Distributions Received	—	—	—	—	—	.030
Net Realized and Unrealized Gain (Loss)
on Investments	(.563)	(6.606)	2.100	1.990	.890	1.070
Total from Investment Operations	(.297)	(5.999)	2.680	2.500	1.360	1.490
Distributions
Dividends from Net Investment Income	(.303)	(.627)	(.560)	(.500)	(.440)	(.380)
Distributions from Realized Capital Gains	—	(.024)	—	—	—	—
Total Distributions	(.303)	(.651)	(.560)	(.500)	(.440)	(.380)
Net Asset Value, End of Period	$14.96	$15.56	$22.21	$20.09	$18.09	$17.17

Total Return[1]	–1.91%	–27.69%	13.55%	14.09%	7.97%	9.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,913	$7,408	$11,272	$9,463	$7,778	$6,596
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.29%[3]	2.98%	2.81%	2.70%	2.61%	2.36%
Portfolio Turnover Rate	30%[3,4]	18%	7%	8%	8%	6%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.22% (annualized).

3 Annualized.

4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from the Vanguard Total Bond Market Index Fund to the Vanguard Total Bond Market II Index Fund, because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $45,187,000 to offset future net capital gains through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2009, the cost of investment securities for tax purposes was $7,560,696,000. Net unrealized depreciation of investment securities for tax purposes was $647,134,000, consisting of unrealized gains of $25,152,000 on securities that had risen in value since their purchase and $672,286,000 in unrealized losses on securities that had fallen in value since their purchase.

32

LifeStrategy Moderate Growth Fund

D. During the six months ended April 30, 2009, the fund purchased $3,057,976,000 of investment securities and sold $3,260,173,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	Shares	Shares
	(000)	(000)
Issued	42,704	87,414
Issued in Lieu of Cash Distributions	9,371	15,908
Redeemed	(65,869)	(134,904)
Net Increase (Decrease) in Shares Outstanding	(13,794)	(31,582)

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

33

LifeStrategy Growth Fund

Fund Profile

As of April 30, 2009

Financial Attributes

Yield[1]	3.0%
Acquired Fund Fees and Expenses[2]	0.21%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.10

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	50.2%
Asset Allocation Fund	24.8
Total International Stock Index Fund	15.2
Total Bond Market II Index Fund	9.8

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated June 8, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2009, the annualized acquired fund fees and expenses were 0.22%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 65% MSCI US Broad Market Index, 20% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI EAFE Index.

34

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
LifeStrategy Growth Fund[3]	9/30/1994	–35.49%	–2.88%	–2.65%	2.13%	–0.52%

1 Six months ended April 30, 2009.

2 65% Dow Jones U.S. Total Stock Market Index, 20% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005; and 65% MSCI US Broad Market Index, 20% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI EAFE Index thereafter.

3 Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

35

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (50.2%)
Vanguard Total Stock Market Index Fund Investor Shares	136,040,955	2,908,555

International Stock Fund (15.2%)
Vanguard Total International Stock Index Fund	83,059,123	879,596

Balanced Fund (24.7%)
Vanguard Asset Allocation Fund Investor Shares	79,763,090	1,435,736

Bond Fund (9.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	56,897,037	568,970
Total Investment Companies (Cost $6,657,896)		5,792,857
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.355% (Cost $2,023)	2,022,529	2,023
Total Investments (99.9%) (Cost $6,659,919)		5,794,880
Other Assets and Liabilities (0.1%)
Other Assets		13,624
Liabilities		(10,517)
		3,107
Net Assets (100%)
Applicable to 367,764,455 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		5,797,987
Net Asset Value Per Share		$15.77

36

LifeStrategy Growth Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	6,754,206
Undistributed Net Investment Income	26,707
Accumulated Net Realized Losses	(117,887)
Unrealized Appreciation (Depreciation)	(865,039)
Net Assets	5,797,987

•	See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

37

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Income Distributions Received	99,579
Net Investment Income—Note B	99,579
Realized Net Gain (Loss) on Investment Securities Sold	(25,597)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(394,293)
Net Increase (Decrease) in Net Assets Resulting from Operations	(320,311)

See accompanying Notes, which are an integral part of the Financial Statements.

38

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	99,579	219,594
Realized Net Gain (Loss)	(25,597)	(78,943)
Change in Unrealized Appreciation (Depreciation)	(394,293)	(3,636,859)
Net Increase (Decrease) in Net Assets Resulting from Operations	(320,311)	(3,496,208)
Distributions
Net Investment Income	(104,954)	(226,065)
Realized Capital Gain	—	—
Total Distributions	(104,954)	(226,065)
Capital Share Transactions
Issued	508,626	1,375,071
Issued in Lieu of Cash Distributions	103,572	223,367
Redeemed	(655,485)	(1,981,689)
Net Increase (Decrease) from Capital Share Transactions	(43,287)	(383,251)
Total Increase (Decrease)	(468,552)	(4,105,524)
Net Assets
Beginning of Period	6,266,539	10,372,063
End of Period[1]	5,797,987	6,266,539

1 Net Assets—End of Period includes undistributed net investment income of $26,707,000 and $32,082,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

LifeStrategy Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$16.86	$26.56	$23.32	$20.37	$18.84	$17.32
Investment Operations
Net Investment Income	.266	.571	.540	.450	.420	.320
Capital Gain Distributions Received	—	—	—	—	—	.160
Net Realized and Unrealized Gain (Loss)
on Investments	(1.073)	(9.690)	3.220	2.950	1.510	1.360
Total from Investment Operations	(.807)	(9.119)	3.760	3.400	1.930	1.840
Distributions
Dividends from Net Investment Income	(.283)	(.581)	(.520)	(.450)	(.400)	(.320)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.283)	(.581)	(.520)	(.450)	(.400)	(.320)
Net Asset Value, End of Period	$15.77	$16.86	$26.56	$23.32	$20.37	$18.84

Total Return[1]	–4.79%	–34.98%	16.32%	16.94%	10.30%	10.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,798	$6,267	$10,372	$8,422	$6,605	$5,535
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.05%[3]	2.47%	2.15%	2.07%	2.09%	1.79%
Portfolio Turnover Rate	12%[3,4]	10%	4%	3%	4%	5%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.22% (annualized).

3 Annualized.

4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from the Vanguard Total Bond Market Index Fund to the Vanguard Total Bond Market II Index Fund, because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

40

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $58,877,000 to offset future net capital gains of $9,185,000 through October 31, 2010, $2,953,000 through October 31, 2011, and $46,739,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2009, the cost of investment securities for tax purposes was $6,659,919,000. Net unrealized depreciation of investment securities for tax purposes was $865,039,000, consisting of unrealized gains of $7,120,000 on securities that had risen in value since their purchase and $872,159,000 in unrealized losses on securities that had fallen in value since their purchase.

41

LifeStrategy Growth Fund

D. During the six months ended April 30, 2009, the fund purchased $921,313,000 of investment securities and sold $970,207,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	Shares	Shares
	(000)	(000)
Issued	33,943	60,151
Issued in Lieu of Cash Distributions	6,559	9,297
Redeemed	(44,382)	(88,378)
Net Increase (Decrease) in Shares Outstanding	(3,880)	(18,930)

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

42

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

43

Six Months Ended April 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2008	4/30/2009	Period[1]
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,028.30	$1.11
LifeStrategy Conservative Growth Fund	1,000.00	1,003.96	1.09
LifeStrategy Moderate Growth Fund	1,000.00	980.94	1.08
LifeStrategy Growth Fund	1,000.00	952.11	1.06
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,023.70	$1.10
LifeStrategy Conservative Growth Fund	1,000.00	1,023.70	1.10
LifeStrategy Moderate Growth Fund	1,000.00	1,023.70	1.10
LifeStrategy Growth Fund	1,000.00	1,023.70	1.10

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1 The calculations are based on the funds’ acquired fund fees and expenses charged for the most recent six-month period. The funds’ annualized expense figures for the period are (in order as listed from top to bottom, above) 0.22%, 0.22%, 0.22%, and 0.22%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

44

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

45

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008)

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062009

Vanguard Total International Stock Index Fund Semiannual Report

April 30, 2009

>	For the six months ended April 30, 2009, Vanguard Total International Stock Index Fund returned –0.53%, declining less than the average return of its international fund peers.
>	International equities rallied in March and April, recovering the ground lost earlier in the fiscal half-year.
>	Emerging markets were the star performers, with double-digit gains. Many developed European and Pacific-region markets posted modest losses.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	8
Performance Summary	10
Financial Statements	11
About Your Fund’s Expenses	43
Trustees Approve Advisory Arrangement	45
Glossary	46

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Total International Stock Index Fund	VGTSX	–0.53%
Total International Composite Index[1]		1.05
Average International Fund[2]		–2.20

Your Fund’s Performance at a Glance
October 31, 2008–April 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International
Stock Index Fund	$10.97	$10.59	$0.325	$0.000

1 Consists of the Morgan Stanley Capital International Europe Index (51%), the MSCI® Pacific Index (27%), and the MSCI Emerging Markets Index (22%), as of April 30, 2009.

2 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

A springtime rally helped international stocks to recoup the losses sustained earlier in the fiscal half-year and to reclaim the lead over U.S. equities. Still, global markets remained well below their late-2007 highs.

For the six months ended April 30, 2009, Vanguard Total International Stock Index Fund returned –0.53%, ahead of the –2.20% average return of international funds. As a result of fair-value pricing adjustments, the fund appeared not to track the return of its composite benchmark index as closely as would be expected (see explanation on page 4).

During the half-year, the fund completed its transition from being a “fund of funds,” holding shares of three other Vanguard portfolios, to investing directly in the stocks included in its target index. This policy change gives Vanguard greater flexibility in managing the portfolio, without altering the fund’s indexing objective and risks. Investing directly in stocks also has the potential for greater tax-efficiency and may allow investors to gain U.S. tax benefits from the pass-through of withholding taxes paid by the fund to foreign governments.

A volatile six months ends amid signs of hope

After a bumpy start, overseas markets rallied in March and April. The broad international market finished the half-year almost unchanged, with a positive return of about 1%. Despite gloomy economic

2

forecasts, investors began to believe that perhaps the worst of the bad news regarding the global financial crisis and economic slowdown was over.

Investors were encouraged by foreign governments’ stimulus programs and by hopeful, early signs of stabilization in the United States. Also, the U.S. dollar weakened compared with the euro, giving a modest boost to European stock returns for U.S. investors. The dollar appreciated, however, compared with the British pound and, to a lesser extent, the Japanese yen.

Although the six-month results for U.S. markets were less impressive, they also showed significant improvement over the period. Things began to turn around in

March, as investors gained confidence and started taking on more risk. In April, the U.S. stock market recorded its biggest monthly gain since 1991. The broad U.S. stock market returned about –7% for the six months.

Despite some encouraging signs, continued job losses and persistent uncertainty about the health of the financial sector—both in the United States and overseas—suggested that the road ahead could be bumpy.

Investor confidence boosted even the weakest U.S. bonds

It was an erratic time for the U.S. fixed income market as well. After Lehman Brothers collapsed in September, investors steered clear of corporate bonds and

Market Barometer
			Total Returns
		Periods Ended April 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	1.31%	–42.32%	3.02%
Russell 1000 Index (Large-caps)	–7.39	–35.30	–2.32
Russell 2000 Index (Small-caps)	–8.40	–30.74	–1.45
Dow Jones U.S. Total Stock Market Index	–6.97	–34.37	–1.86

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	7.74%	3.84%	4.78%
Barclays Capital Municipal Bond Index	8.20	3.11	4.11
Citigroup 3-Month Treasury Bill Index	0.19	1.01	3.05

CPI
Consumer Price Index	–1.54%	–0.74%	2.55%

1 Annualized.

3

A note on fair-value pricing
An index fund’s return sometimes may appear to diverge from the return of its benchmark index a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally as of 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

instead sought safety in Treasury bonds—considered the safest, most liquid securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

Later in the period, optimism from the stock market spread to corporate bonds. High-yield—or “junk”—bonds posted record gains for the month of April. For the six months, both the Barclays Capital U.S. Aggregate Bond Index and the broad municipal bond market returned about 8%.

In December, the Federal Reserve Board responded to the credit crisis by lowering its target for short-term interest rates to a range of 0%–0.25%, an all-time low. After a meeting in late April, policymakers announced that lower rates had led to modest improvements in the credit market, but that conditions overall remained weak.

Emerging markets staged a strong comeback

After suffering some of the steepest declines for all equities during the previous fiscal year, emerging markets were the star performers in the first half of fiscal 2009—once again reminding investors of these markets’ potential for significant volatility.

Developing countries benefited from investors’ renewed appetite for risk. An agreement by developed nations to quadruple the resources of the International Monetary Fund, raising them to $1 trillion, also bolstered

4

confidence in developing economies, which may receive IMF funds to shore up their economies.

Emerging markets, which represented about one-fifth of the fund’s assets, on average, returned more than 17% for the six months (based on the MSCI Emerging Markets Index). China, one of the largest of these markets in both the index and the fund, was a standout winner. Investors became more confident that, despite daunting challenges, the Chinese government’s massive stimulus program would help the world’s third-largest economy turn around, which would bode well for global recovery. Other sizable country holdings—including Brazil, South Africa, South Korea, and Taiwan—had index returns that ranged from about 20% to 25%.

European and Asia/Pacific developed markets struggled

In contrast to the double-digit six-month gains posted by many emerging-market countries, developed markets struggled. The MSCI Europe Index returned about –5%, and the MSCI Pacific Index returned about 1%.

Europe continued to account for the largest slice of the fund, at slightly more than half of assets, on average. Despite the spring 2009 rebound, many European markets were unable to recoup losses

Expense Ratios[1]
Your Fund Compared With Its Peer Group
		Average
		International
	Fund	Fund
Total International Stock Index Fund	0.34%	1.44%

1 The fund expense ratio shown is from the prospectus dated June 8, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the fund’s annualized total operating expenses represented 0.30% of average net assets. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

5

experienced earlier in the fiscal period, a result of the international reverberations from banks’ troubled assets and the deepening recession. The region’s three largest markets—the United Kingdom, France, and Germany—sustained single-digit declines. Other markets, including Sweden and Spain, for example, gained ground.

In Japan, stock prices proved remarkably resilient, sliding only modestly, even as exports—the main engine of Japan’s economy—plunged. Australia and Hong Kong, the next-largest developed markets in the Pacific region after Japan, posted gains.

Economically sensitive sectors performed better than others

Among the ten business sectors in the fund and its target index, performance diverged. Three previously hard-hit sectors—materials, industrials, and information technology—each posted six-month gains of about 10% or more. In part, their relative strength reflected investors’ optimism that an economic recovery may be starting to take hold.

Among other sectors, health care was one of the weakest performers. Although several smaller holdings notched impressive gains, some of the larger global pharmaceutical firms came under pressure from the prospect of health care reform in the United States and from generic competition. In the battered financial sector, stocks almost broke even overall, masking wide variation in returns across developed and emerging markets. For example, many financial stocks in Brazil and China, as well as in

Germany, had double-digit gains, while this sector continued to suffer losses in the United Kingdom and France.

Whether converging or decoupling, foreign stocks still have a role

After delivering superior returns for several years, international stocks were hit even harder than U.S. stocks by the most severe financial shock since the Great Depression. This led many investors to reconsider the merits of international investing and to retrench into U.S. assets. And it fueled the debate between those who believe markets are “converging” (becoming more similar in performance through the stronger linkages of trade, finance, and banking) and those who believe markets are “decoupling.”

Indeed, research shows that when there is a bear market in U.S. stocks, other markets also tend to experience bear markets. Put differently, correlations among international equity markets tend to rise noticeably during global financial crises. However, the diversification benefits of international investing usually become more apparent once financial crises subside. That’s when the economic and financial performance of various countries can be expected to differ, reflecting the heterogeneous nature of national economies, capital-flow sensitivities, commodity-price exposures, and monetary and fiscal policies.

Because markets don’t move in lockstep, we believe it is appropriate to consider holding international stocks within a portfolio that is balanced and diversified across asset classes, consistent with your investment goals and risk tolerance.

6

As it does in the United States, indexing offers a very low-cost strategy to capture international equity market returns, whether markets are rising or falling. Vanguard Total International Stock Index Fund, which invests in a broad cross section of non-U.S. companies of various sizes in developed and emerging markets, offers a simple, convenient way to invest abroad.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

May 14, 2009

7

Total International Stock Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,770	1,715	1,813
Turnover Rate[3]	34%	—	—
Expense Ratio[4]	0.34%	—	—
Short-Term Reserves[5]	–0.2%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.6%	9.6%	9.1%
Consumer Staples	8.8	8.7	8.3
Energy	10.2	10.3	11.5
Financials	23.3	23.3	24.0
Health Care	7.3	7.2	6.8
Industrials	10.8	10.8	10.4
Information Technology	6.9	6.8	6.7
Materials	9.9	10.0	10.5
Telecommunication
Services	7.2	7.3	7.0
Utilities	6.0	6.0	5.7

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.98	0.98
Beta	1.00	1.00

Ten Largest Holdings[7] (% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	1.5%
BP PLC	integrated oil
	and gas	1.4
BHP Billiton	diversified metals
	and mining	1.3
Nestle SA (Registered)	packaged foods
	and meats	1.3
HSBC Holdings PLC	diversified banks	1.3
Toyota Motor Corp.	automobile
	manufacturers	1.1
Total SA	integrated oil
	and gas	1.1
Vodafone Group PLC	wireless
	telecommunication
	services	1.0
Novartis AG (Registered)	pharmaceuticals	0.9
Roche Holdings AG	pharmaceuticals	0.9
Top Ten		11.8%

Allocation by Region (% of equity exposure)

1 Total International Composite Index.

2 MSCI All Country World Index ex USA.

3 Annualized. Includes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investments in Vanguard mutual funds.

4 The expense ratio shown is from the prospectus dated June 8, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the fund’s annualized total operating expenses represented 0.30% of average net assets.

5 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 The holdings listed exclude any temporary cash investments and equity index futures.

8

Total International Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	16.3%	16.2%
France	8.4	8.4
Germany	6.6	6.5
Switzerland	6.1	6.1
Spain	3.4	3.4
Italy	2.8	2.9
Sweden	1.9	1.9
Netherlands	1.8	1.8
Finland	1.1	1.1
Other European Markets	3.3	3.3
Subtotal	51.7%	51.6%
Pacific
Japan	18.7%	18.5%
Australia	5.3	5.4
Hong Kong	1.9	1.9
Other Pacific Markets	1.0	1.0
Subtotal	26.9%	26.8%
Emerging Markets
China	3.9%	3.9%
Brazil	3.2	3.2
South Korea	3.0	3.0
Taiwan	2.6	2.5
South Africa	1.6	1.6
India	1.4	1.4
Russia	1.4	1.4
Mexico	1.0	1.0
Other Emerging Markets	3.3	3.6
Subtotal	21.4%	21.6%

1 Total International Composite Index.

9

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Total International Stock Index Fund[3]	4/29/1996	–46.60%	–1.02%	0.16%

1 Six months ended April 30, 2009.

2 Consists of the MSCI Europe Index (51%), the MSCI Pacific Index (27%), and the MSCI Emerging Markets Index (22%), as of April 30, 2009. 3 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

10

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Argentina (0.0%)
	Tenaris SA ADR	139,938	3,501
*	Telecom Argentina SA ADR	160,248	1,482
	Petrobras Energia
	Participaciones SA ADR	186,798	1,203
^	Banco Macro Bansud
	SA ADR	90,715	1,089
*	Siderar S.A.I.C	30	—
			7,275
Australia (5.3%)
	BHP Billiton Ltd.	6,217,857	150,208
	Westpac Banking
	Corp., Ltd.	5,177,436	72,182
	Commonwealth
	Bank of Australia	2,725,711	69,645
	National Australia
	Bank Ltd.	3,465,507	51,828
	Woolworths Ltd.	2,271,687	44,069
	Australia & New Zealand
	Bank Group Ltd.	3,792,098	43,731
	Wesfarmers Ltd.	1,875,351	30,811
	Westfield Group	3,733,280	29,141
	QBE Insurance Group Ltd.	1,823,189	28,833
	CSL Ltd.	1,116,968	27,835
	Woodside Petroleum Ltd.	905,856	24,905
^	Rio Tinto Ltd.	528,725	24,621
	Telstra Corp. Ltd.	8,137,555	19,660
	Origin Energy Ltd.	1,638,891	19,377
	Newcrest Mining Ltd.	888,404	19,188
	AMP Ltd.	3,666,903	13,803
	Foster’s Group Ltd.	3,545,621	13,557
	Santos Ltd.	1,082,295	12,757
^	Macquarie Group, Ltd.	520,696	12,597
	Brambles Ltd.	2,557,794	10,976
	Suncorp-Metway Ltd.	2,399,277	10,237
	Insurance Australia
	Group Ltd.	3,800,323	9,577
	AGL Energy Ltd.	819,956	9,021
	Orica Ltd.	670,642	8,169

			Market
			Value•
		Shares	($000)
	Australian Stock
	Exchange Ltd.	315,515	7,480
	Transurban Group	2,250,980	7,296
	Coca-Cola Amatil Ltd.	1,008,420	6,694
	Stockland	2,911,475	6,642
	Tabcorp Holdings Ltd.	1,093,019	5,902
	Computershare Ltd.	871,396	5,777
	Sonic Healthcare Ltd.	671,399	5,695
	Amcor Ltd.	1,561,046	5,450
	AXA Asia Pacific
	Holdings Ltd.	1,891,067	5,353
	Toll Holdings Ltd.	1,230,885	5,267
	Incitec Pivot Ltd.	3,104,149	4,718
	Lion Nathan Ltd.	547,516	4,662
	Wesfarmers, Ltd. Price
	Protected Shares	271,170	4,457
	Dexus Property
	Group NPV	8,365,114	4,424
	Macquarie
	Infrastructure Group	4,495,833	4,405
	Crown Ltd.	884,119	4,402
	Metcash Ltd.	1,409,359	4,257
	Lend Lease Corp.	811,193	4,249
	Sims Metal
	Management Ltd.	287,365	4,174
	Tatt’s Group, Ltd.	2,074,667	4,160
^	Leighton Holdings Ltd.	271,147	4,134
	OneSteel Ltd.	2,542,540	4,104
*,^	Fortescue
	Metals Group Ltd.	2,340,899	3,981
	WorleyParsons Ltd.	282,616	3,728
	CFS Gandel Retail Trust	3,114,330	3,724
	Cochlear Ltd.	101,902	3,676
^	John Fairfax Holdings Ltd.	4,009,789	3,449
^	Boral Ltd.	1,114,928	3,311
	Alumina Ltd.	2,741,686	2,969
	Qantas Airways Ltd.	2,053,735	2,963
	OZ Minerals Ltd.	5,397,881	2,913
	GPT Group	8,402,374	2,862
	James Hardie
	Industries NV	816,816	2,731

11

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bendigo Bank Ltd.	536,048	2,669
	BlueScope Steel Ltd.	1,573,760	2,662
	Nufarm Ltd.	259,232	2,489
	CSR Ltd.	2,465,378	2,399
	Billabong International Ltd.	304,693	2,312
	Mirvac Group	3,004,381	2,279
	Harvey Norman
	Holdings Ltd.	970,124	2,095
	Goodman Fielder Ltd.	2,388,369	1,990
^	Aristocrat Leisure Ltd.	707,166	1,852
	Caltex Australia Ltd.	253,530	1,810
	Macquarie Airports Group	1,256,675	1,656
	Perpetual Trustees
	Australia Ltd.	68,061	1,589
	SP Ausnet	1,903,024	1,381
	Macquarie
	Goodman Group	4,754,399	1,273
	Macquarie Office Trust	7,598,911	1,072
			936,265
Austria (0.3%)
	OMV AG	310,326	9,614
	Telekom Austria AG	639,492	8,412
^	Erste Bank der
	Oesterreichischen
	Sparkassen AG	351,996	7,345
^	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	144,008	5,913
^	Voestalpine AG	212,225	4,060
^	Raiffeisen International
	Bank-Holding AG	99,541	3,431
*	Vienna Insurance Group	70,580	2,752
	Strabag SE	95,795	2,215
	Wienerberger AG	155,060	1,825
			45,567
Belgium (0.7%)
	Anheuser-Busch InBev NV	1,335,554	40,884
	Delhaize Group	185,659	12,522
	Groupe Bruxelles
	Lambert SA	149,639	10,788
	Fortis	4,115,909	10,117
	Solvay SA	110,997	9,514
^	Belgacom SA	313,577	9,115
	Colruyt NV	31,043	7,056
	KBC Bank & Verzekerings
	Holding	298,999	6,573
*	UCB SA	187,813	5,112
^	Dexia	966,861	4,689
	Umicore	231,308	4,533
	Compagnie Nationale
	a Portefeuille	71,190	3,432
	Mobistar SA	57,055	3,414
			127,749

		Market
		Value•
	Shares	($000)
Brazil (3.2%)
Petroleo Brasileiro SA Pfd.	4,769,700	64,542
Petroleo Brasileiro SA	3,663,600	61,675
Companhia Vale do
Rio Doce Pfd. Class A	2,883,800	40,498
Banco Itau Holding
Financeira SA	2,507,801	34,828
Companhia Vale do
Rio Doce	1,986,500	33,034
Banco Bradesco SA	2,314,800	28,764
Itausa-Investimentos
Itau SA	3,777,700	16,154
Petroleo Brasileiro SA
Series A ADR	531,632	14,343
Companhia de Bebidas
das Americas Pfd.	237,300	13,340
Companhia Vale do
Rio Doce Sponsored ADR	969,907	13,317
Itau Unibanco
Banco Multiplo SA	932,077	12,797
Companhia Vale do
Rio Doce ADR	683,818	11,290
OGX Petroleo e Gas
Participacoes SA	23,139	9,715
Petroleo Brasileiro SA ADR	284,881	9,563
BM&F BOVESPA SA	2,298,384	9,450
Companhia Siderurgica
Nacional SA	446,900	8,248
Redecard SA	622,355	7,833
Usiminas-Usinas
Siderugicas de Minas
Gerais SA Pfd.	464,500	6,890
Companhia Energetica
de Minas Gerais Pfd.	554,125	6,696
Gerdau SA Pfd.	919,900	6,606
Tele Norte Leste
Participacoes SA Pfd.	409,900	6,427
Centrais Electricas
Brasileiras SA	415,200	5,497
Bradespar SA Pfd.	416,100	5,197
Banco do Brasil SA	605,800	5,189
Centrais Electricas
Brasileiras SA Pfd.
B Shares	374,300	4,826
Banco Bradesco SA ADR	391,301	4,805
Metalurgica Gerdau SA	504,200	4,786
Ultrapar Participacoes SA	142,869	3,992
Vivo Participacoes SA Pfd.	239,525	3,852
All America Latina Logistica	735,300	3,776
Companhia Siderurgica
Nacional SA ADR	198,696	3,680
Brasil Telecom
Participacoes SA	122,500	3,523
CPFL Energia SA	219,900	3,335
Perdigao SA	208,600	3,073
Souza Cruz SA	140,100	2,983

12

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Net Servicos
	de Comunicacao SA	344,600	2,821
	Natura Cosmeticos SA	235,900	2,802
	Companhia de
	Concessoes Rodoviarias	221,700	2,654
	Empresa Brasileira
	de Aeronautica SA	643,100	2,615
	Lojas Americanas SA Pfd.	601,500	2,501
	Cyrela Brazil Realty SA	391,169	2,489
	Companhia de
	Saneamento Basico do
	Estado de Sao Paulo	162,000	2,305
	Tele Norte Leste
	Participacoes SA	119,900	2,261
	Electropaulo
	Metropolitana SA	172,500	2,250
	Telmar Norte Leste SA	85,000	2,136
	Companhia de Bebidas
	das Americas ADR	37,765	2,129
	CESP–Companhia
	Energetica de Sao Paulo	293,130	2,076
*	Gafisa SA	230,475	2,017
	Lojas Renner SA	221,162	2,007
	Gerdau SA ADR	279,678	1,986
	Tractebel Energia SA	240,300	1,980
	JBS SA	685,822	1,936
	Banco Nossa Caixa SA	58,833	1,926
*	GVT Holding SA	144,750	1,912
	Fertilizantes Fosfatados SA	242,378	1,841
	Gerdau SA	324,800	1,825
	Brasil Telecom
	Participacoes SA Pfd.	230,400	1,800
	B2W Com Global Do Varejo	109,818	1,743
	Companhia Brasileira
	de Distribuicao Grupo
	Pao de Acucar ADR	51,306	1,657
	Usinas Siderurgicas
	de Minas Gerais SA	119,900	1,650
	AES Tiete SA	196,100	1,623
*	Suzano Papel e Celulose SA	255,010	1,618
	Tim Participacoes SA Pfd.	952,400	1,592
	Votorantim Celulose
	e Papel SA Pfd.	182,100	1,581
	Embraer-Empresa Brasileira
	de Aeronautica SA ADR	96,498	1,565
	Companhia Paranaense
	de Energia-COPEL	124,100	1,552
	Energias do Brasil SA	124,800	1,514
	Companhia de Transmissao
	de Energia
	Electrica Paulista	61,000	1,310
	Brasil Telecom SA Pfd.	206,800	1,291
	Tele Norte Leste
	Participacoes ADR	79,449	1,235
	Companhia Energetica
	de Minas Gerais ADR	79,904	1,203

			Market
			Value•
		Shares	($000)
	MRV Engenharia e
	Participacoes SA	117,100	1,161
	Klabin SA	804,000	1,161
*	Cosan SA Industria
	e Comercio	182,300	1,111
	Banco do Estado do
	Rio Grande do Sul SA	332,300	1,085
*	Tam SA	148,384	1,003
	Porto Seguro SA	162,042	976
	Duratex SA Pfd.	122,400	951
	Companhia Paranaense
	de Energia-COPEL ADR	71,556	897
	Companhia Brasileira
	de Distribuicao Grupo
	Pao de Acucar Pfd.	52,500	849
*	Braskem SA	288,200	827
	Sadia SA Pfd.	381,100	733
	Companhia de
	Saneamento Basico do
	Estado de Sao Paulo ADR	24,715	697
	Aracruz Celulose SA Pfd.
	B Shares	445,300	535
	Aracruz Celulose SA ADR	44,367	530
	Brasil Telecom
	Participacoes SA ADR	13,443	524
	Sadia SA ADR	80,284	458
	Tim Participacoes SA ADR	24,281	405
*	Companhia de Bebidas
	das Americas Pfd.
	Rights Exp. 5/29/09	746	10
	Vivo Participacoes SA ADR	441	7
	Votorantim Celulose
	e Papel SA ADR	359	3
*	Braskem SA ADR	412	2
			557,852
Chile (0.3%)
	Empresas Copec SA	716,139	7,165
	Empresa Nacional
	de Electricidad SA	4,239,604	5,415
	Enersis SA	16,925,649	5,062
	Empresas CMPC SA	181,923	4,062
	Sociedad Quimica y
	Minera de Chile SA	118,415	3,751
	Cencosud SA	1,472,968	2,914
*	Colburn SA	13,016,016	2,562
	Empresa Nacional de
	Telecomunicaciones SA	195,794	2,305
	Empresa Nacional de
	Electricidad SA ADR	59,905	2,297
	CAP SA	140,652	2,278
	Lan Airlines SA	245,788	2,239
	Enersis SA ADR	143,095	2,145
	Banco Santander Chile
	SA ADR	52,540	1,860
*	S.A.C.I. Falabella SA	541,616	1,783

13

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Sociedad Quimica y Minera
	de Chile SA ADR	53,346	1,681
	Compania Cervecerias
	Unidas SA	244,671	1,451
	Vina Concha y Toro SA	862,512	1,431
	Banco Santander
	Chile SA	37,009,699	1,256
	Banco de Credito
	e Inversiones	51,248	1,092
*	Vina Concha Y Toro S.A.
	Rights Exp. 5/15/09	33,580	2
			52,751
China (3.8%)
	China Mobile
	(Hong Kong) Ltd.	11,145,000	96,240
	China Construction Bank	83,290,000	48,085
	China Life
	Insurance Co., Ltd.	13,105,000	46,024
	Industrial and
	Commercial Bank of
	China Ltd. Class H	77,006,000	43,807
	PetroChina Co. Ltd.	39,032,000	34,019
	CNOOC Ltd.	28,928,000	32,293
	Bank of China	84,403,188	31,295
	China Petroleum &
	Chemical Corp.	31,060,000	24,141
	China Shenhua
	Energy Co. Ltd.
	H Shares	5,977,500	16,527
	Ping An Insurance
	(Group) Co. of China Ltd.	2,379,500	14,699
	Tencent Holdings Ltd.	1,654,600	14,624
^	China Overseas Land &
	Investment Ltd.	7,515,680	13,090
	China Unicom Ltd.	11,017,694	12,768
	China Telecom Corp. Ltd.	25,562,000	12,583
	China Communications
	Construction Co., Ltd.	7,736,000	9,176
	China Merchants
	Bank Co., Ltd. Class H	4,943,000	8,832
	Bank of Communications
	Ltd. Class H	10,687,000	8,595
	China Resources Power
	Holdings Co., Ltd.	2,736,000	6,131
	Fujian Zijin Mining
	Industry Co., Ltd.	7,482,000	5,731
^	Aluminum Corp. of
	China Ltd.	7,246,000	5,549
*	Anhui Conch
	Cement Co. Ltd.	800,000	5,303
	China Citic Bank	11,545,000	5,243
	China Coal Energy Co.	6,098,000	5,204
^	Hengan International
	Group Co. Ltd.	1,170,000	4,879
*	China Railway Group, Ltd.	7,025,000	4,793

			Market
			Value•
		Shares	($000)
^	China National Building
	Material Co., Ltd.	2,256,000	4,716
	China Merchants Holdings
	International Co. Ltd.	1,982,000	4,662
*	China Railway
	Construction Corp.	3,312,300	4,577
	Sino-Ocean Land
	Holdings Ltd.	5,868,000	4,312
	China COSCO
	Holdings Co., Ltd.	4,853,000	3,930
	China Resources
	Enterprise Ltd.	2,214,000	3,899
	Huaneng Power
	International, Inc.
	H Shares	5,694,000	3,881
	China Resources
	Land Ltd.	2,162,000	3,867
	Tingyi Holding Corp.	3,116,000	3,799
	Dongfeng Motor Corp.	5,080,000	3,780
	Denway Motors Ltd.	8,878,000	3,712
	China Mengniu
	Dairy Co., Ltd.	2,066,000	3,675
	Belle International
	Holdings Ltd.	4,591,000	3,498
	Shanghai Industrial
	Holding Ltd.	981,000	3,342
	Yanzhou Coal Mining Co.
	Ltd. H Shares	3,408,000	3,214
	Beijing Enterprises
	Holdings Ltd.	724,000	3,183
	Guangzhou R&F
	Properties Co. Ltd.	1,898,400	3,053
	Beijing Datang Power
	Generation Co., Ltd.	6,244,000	2,996
	CITIC Pacific Ltd.	2,006,000	2,924
^	Jiangxi Copper Co. Ltd.	2,438,000	2,847
*,^	BYD Co. Ltd.	1,070,000	2,811
^	Shimao Property
	Holdings Ltd.	2,428,000	2,697
	China High Speed
	Transmission Equipment
	Group Co., Ltd.	1,492,000	2,666
^	China Everbright Ltd.	1,356,000	2,624
	Li Ning Co., Ltd.	1,250,500	2,559
	China Shipping
	Development Co.	2,244,000	2,556
^	Parkson Retail
	Group Ltd.	2,033,000	2,553
	Inner Mongolia Yitai
	Coal Co., Ltd.	581,900	2,525
*,^	PICC Property and
	Casualty Co., Ltd.	4,408,000	2,488
	Angang Steel Co., Ltd.	2,010,000	2,387
	Agile Property
	Holdings, Inc.	3,118,000	2,319
	Lenovo Group Ltd.	8,476,000	2,307

14

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Zhejiang Expressway
	Co., Ltd.	2,702,000	2,305
	China Vanke Co., Ltd.	2,183,600	2,297
	China Oilfield
	Services Ltd.	2,802,000	2,290
*,^	Alibaba.com, Ltd.	1,907,500	2,248
^	Beijing Capital International
	Airport Co., Ltd.	3,482,000	2,199
	China Insurance
	International Holdings
	Co., Ltd.	1,319,000	2,198
^	Air China Ltd.	4,644,000	2,171
	Chaoda Modern
	Agriculture Holdings Ltd.	3,674,400	2,089
	CNPC Hong Kong Ltd.	4,210,000	2,089
	Shanghai Electric Group
	Co., Ltd. Class H	5,600,000	1,997
^	China Yurun Food
	Group Ltd.	1,679,000	1,989
*	Country Garden
	Holdings Co.	6,067,000	1,979
	Cosco Pacific Ltd.	2,064,000	1,959
	China Communication
	Services Corp. Ltd.	3,276,000	1,923
	Guangdong
	Investment Ltd.	4,640,000	1,911
	Want Want China
	Holdings Ltd.	3,782,500	1,886
*	China Dongxiang
	Group Co.	3,819,000	1,855
^	Sinofert Holdings, Ltd.	3,888,000	1,803
	Tsingtao Brewery Co., Ltd.	636,000	1,646
	Jiangsu Expressway
	Co. Ltd. H Shares	2,316,000	1,635
^	China Shipping Container
	Lines Co. Ltd.	6,800,000	1,627
	GOME Electrical
	Appliances Holdings Ltd.	10,983,000	1,587
	ZTE Corp.	470,080	1,585
	Sinopec Shanghai
	Petrochemical Co. Ltd.	4,524,000	1,536
*	China Huiyuan Juice Ltd.	2,137,750	1,464
	Shui On Land Ltd.	3,345,000	1,434
*	China Agri-Industries
	Holdings Ltd.	2,755,000	1,411
	Yantai Changyu Pioneer
	Wine Co., Ltd.	312,800	1,372
	Maanshan Iron and
	Steel Co. Ltd.	3,374,000	1,369
	China Bluechemical, Ltd.	2,536,000	1,345
	Huabao International
	Holdings Ltd.	1,890,000	1,336
*	Soho China	2,750,000	1,320
	Shanghai Zhenhua Port
	Machinery Co., Ltd.
	Class B	1,217,753	1,268

			Market
			Value•
		Shares	($000)
	Shanghai Lujiazui Finance
	& Trade Zone Development
	Co., Ltd. Class B	893,200	1,256
	Fosun International	3,165,000	1,112
	The Guangshen
	Railway Co., Ltd.	2,402,000	1,074
	Harbin Power
	Equipment Co., Ltd.	1,326,000	992
	Weichai Power Co., Ltd.
	Class H	349,400	989
	China International
	Marine Containers
	(Group) Co., Ltd.	1,451,553	918
^	China Travel International	4,918,000	858
	Dongfang Electrical
	Corp Ltd.	287,400	750
			681,062
Colombia (0.0%)
	Bancolombia SA ADR	168,972	3,945

Czech Republic (0.1%)
	Ceske Energeticke
	Zavody a.s.	383,516	15,645
	Cesky Telecom a.s.	207,959	4,468
	Komercni Banka a.s.	28,759	3,864
	Unipetrol a.s.	163,401	998
*	Central European Media
	Enterprises Ltd.	52,393	888
			25,863
Denmark (0.7%)
	Novo Nordisk A/S B Shares	829,820	39,484
*	Vestas Wind Systems A/S	344,658	22,372
^	AP Moller-Maersk A/S
	B Shares	2,041	11,856
*	Danske Bank A/S	840,348	9,217
	Carlsberg A/S B Shares	131,170	6,307
	Novozymes A/S	86,194	5,812
^	AP Moller-Maersk A/S
	A Shares	1,006	5,747
^	DSV A/S	360,518	4,071
*	Topdanmark A/S	28,728	3,396
*	FLS Industries A/S B Shares	96,362	3,081
	Coloplast A/S B Shares	43,871	2,995
	Danisco A/S	90,946	2,979
^	Trygvesta A/S	50,050	2,739
*	Jyske Bank A/S	93,582	2,397
*,^	William Demant A/S	46,314	2,190
			124,643
Egypt (0.1%)
	Orascom Telecom Holding
	SAE GDR	208,503	5,764
^	Orascom Construction
	Industries GDR	86,078	4,954
			10,718

15

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
Finland (1.1%)
^	Nokia Oyj	7,044,899	100,062
	Fortum Oyj	821,491	16,570
	Sampo Oyj A Shares	787,472	14,690
	UPM-Kymmene Oyj	965,409	8,639
	Kone Oyj	286,066	7,814
*	Stora Enso Oyj R Shares	1,087,897	6,210
^	Wartsila Oyj B Shares	157,142	5,181
	Metso Oyj	232,105	3,554
^	Elisa Oyj Class A	259,702	3,438
	Outokumpu Oyj A Shares	216,713	3,229
	Kesko Oyj	120,199	3,126
^	Neste Oil Oyj	241,154	3,119
	Nokian Renkaat Oyj	196,751	3,107
	Rautaruuki Oyj	153,948	2,865
	Orion Oyj	165,332	2,394
	Sanoma Oyj	152,891	2,014
^	Pohjola Bank PLC	204,688	1,515
*	Pohjola Bank PLC
	Assimilation Line
	Exp. 5/5/09	116,960	882
			188,409
France (8.3%)
	Total SA	3,952,509	197,767
^	Sanofi-Aventis	1,949,009	112,871
	BNP Paribas SA	1,520,324	80,036
	France Telecom SA	3,390,547	75,270
^	Gaz de France	2,031,401	72,956
^	Vivendi SA	2,169,891	58,346
	Axa	2,868,521	48,196
^	Carrefour SA	1,175,384	47,658
	Societe Generale Class A	860,737	43,991
^	Groupe Danone	809,139	38,488
^	ArcelorMittal
	(Amsterdam Shares)	1,626,924	38,110
	Air Liquide SA	459,148	37,360
	Vinci SA	781,280	35,002
	LVMH Louis Vuitton
	Moet Hennessy	454,158	34,288
^	L’Oreal SA	446,805	31,964
^	Schneider Electric SA	412,952	31,425
	Alstom	396,345	24,707
	Cie. de St. Gobain SA	681,805	24,460
	Credit Agricole SA	1,648,647	24,106
	Unibail Co.	151,512	22,594
^	Pernod Ricard SA	358,713	21,212
^	Veolia Environnement	701,760	19,224
^	Bouygues SA	442,693	18,885
	Electricite de France	371,606	17,213
	Essilor International SA	373,409	16,088
^	Accor SA	353,646	14,963
	Compagnie Generale
	des Etablissements
	Michelin SA	267,253	13,680
^	Lafarge SA	232,643	13,128

			Market
			Value•
		Shares	($000)
^	Hermes International	97,774	12,967
	Renault SA	341,925	10,964
*	Alcatel-Lucent	4,323,830	10,933
	Pinault-Printemps-
	Redoute SA	141,538	10,844
	Vallourec SA	98,699	10,788
*,^	Cap Gemini SA	256,876	9,602
	SES Global Fiduciary
	Depositary Receipts	524,190	9,463
^	European Aeronautic
	Defence and Space Co.	608,208	8,779
	Sodexho Alliance SA	175,242	8,418
	STMicroelectronics NV	1,264,564	8,334
	Technip SA	192,954	8,289
*	Suez Environnement SA	495,211	7,549
	Publicis Groupe SA	236,076	7,216
	SCOR SA	326,933	6,862
	Lagardere S.C.A.	217,733	6,835
	Thales SA	164,733	6,834
	Christian Dior SA	101,976	6,833
	PSA Peugeot Citroen	279,584	6,456
*	Lafarge SA Assimilation
	Line Exp. 7/1/09	109,278	5,856
^	CNP Assurances	69,179	5,454
	Dassault Systemes SA	122,498	5,028
	Casino Guichard-
	Perrachon SA	80,304	5,010
	Neopost SA	57,836	4,898
	Natixis	1,870,225	4,234
	Safran SA	344,757	4,115
*	Compagnie Generale
	de Geophysique SA	273,285	3,948
	Atos Origin SA	127,185	3,921
^	Eiffage SA	69,026	3,561
	Eutelsat Communications	159,807	3,460
^	Klepierre	151,651	3,371
	Legrand SA	167,654	3,366
	Aeroports de Paris (ADP)	55,813	3,214
*,^	Iliad SA	30,233	3,175
^	Bureau Veritas SA	71,378	2,905
	Air France	255,391	2,836
	Valeo SA	137,417	2,832
	ICADE	36,010	2,786
	Societe des Autoroutes
	Paris-Rhin-Rhone	41,205	2,654
	Societe BIC SA	48,377	2,597
^	PagesJaunes SA	235,857	2,562
	Zodiac SA	76,149	2,224
	M6 Metropole Television	117,780	2,201
	Imerys SA	52,627	2,178
^	Eramet SLN	9,610	2,064
	Ipsen Promesses	48,474	1,985
	Societe Television
	Francaise 1	210,881	1,975
*	Biomerieux SA	26,094	1,955
	Eurazeo	46,948	1,918

16

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Wendel Investissement	51,102	1,874
^	JCDecaux SA	123,206	1,752
^	Gecina SA	29,133	1,594
			1,475,457
Germany (6.5%)
^	E.On AG	3,521,915	119,101
	Siemens AG	1,609,069	108,186
	Allianz AG	839,372	77,451
	Bayer AG	1,416,358	70,404
^	BASF AG	1,711,621	64,592
	Deutsche Telekom AG	5,254,484	63,543
	SAP AG	1,589,692	61,118
	RWE AG	824,262	59,420
	Daimler AG (Registered)	1,626,109	58,296
	Deutsche Bank AG	1,004,756	53,581
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	382,407	52,837
	Volkswagen AG	163,919	51,860
^	Deutsche Boerse AG	360,897	26,661
	Bayerische Motoren
	Werke AG	611,925	21,203
	Linde AG	249,943	19,932
	Deutsche Post AG	1,566,576	18,075
	K&S AG	275,459	16,571
	ThyssenKrupp AG	666,090	14,250
^	Adidas AG	368,131	13,909
	Fresenius Medical Care AG	354,584	13,760
	Volkswagen AG Pfd.	194,021	12,319
	Man AG	196,125	12,157
	Porsche AG	161,314	11,620
	Merck KGaA	119,231	10,691
	Henkel AG & Co. KGaA	332,520	9,018
^	Commerzbank AG	1,308,726	8,898
	Metro AG	209,182	8,898
	Fresenius AG Pfd.	148,424	7,655
	Beiersdorf AG	163,840	6,751
	Henkel KGaA	242,585	5,997
*	Qiagen NV	343,687	5,687
^	Deutsche Lufthansa AG	425,473	5,428
	Salzgitter AG	73,143	5,203
	RWE AG Pfd.	72,004	4,471
^	Solarworld AG	153,237	4,368
^	TUI AG	394,558	4,338
	Hochtief AG	79,471	3,892
	Hannover
	Rueckversicherung AG	109,892	3,561
	GEA Group AG	267,011	3,512
	Celesio AG	157,231	3,487
^	Deutsche Postbank AG	162,156	3,465
	Wacker Chemie AG	28,558	2,956
^	Fraport AG	67,387	2,716
*	Puma AG	11,888	2,548
*,^	Q-Cells AG	116,699	2,491
*	United Internet AG	236,173	2,478

			Market
			Value•
		Shares	($000)
^	Suedzucker AG	121,876	2,359
	Fresenius AS	51,754	2,139
	Bayerische Motoren
	Werke (BMW)	98,317	2,066
	HeidelbergCement AG	46,134	1,945
^	Hamburger Hafen und
	Logistik AG	46,182	1,665
	DaimlerChrysler AG	45,880	1,638
			1,151,167
Greece (0.4%)
	National Bank of Greece SA	778,015	16,180
	Greek Organization of
	Football Prognostics	415,214	12,810
*	Alpha Credit Bank SA	712,380	6,939
	Hellenic Telecommunications
	Organization SA	371,440	5,655
	Bank of Piraeus	573,875	5,262
	Coca-Cola Hellenic
	Bottling Co. SA	312,830	5,003
	Marfin Financial Group SA	1,095,726	4,698
	EFG Eurobank Ergasias	580,260	4,555
	Public Power Corp.	191,370	3,689
	Titan Cement Co. SA	105,810	2,697
	Hellenic Petroleum SA	224,100	2,172
	Hellenic Telecommunications
	Organization SA ADR	125,960	936
	National Bank of
	Greece SA ADR	144,000	583
			71,179
Hong Kong (1.8%)
	Sun Hung Kai
	Properties Ltd.	2,607,000	26,951
	Cheung Kong
	Holdings Ltd.	2,568,000	26,491
	CLP Holdings Ltd.	3,795,000	25,610
	Hutchison Whampoa Ltd.	3,953,000	23,283
	Hong Kong Exchanges &
	Clearing Ltd.	1,894,900	21,826
	Hang Seng Bank Ltd.	1,411,000	15,639
	Hong Kong Electric
	Holdings Ltd.	2,573,000	15,190
	Hong Kong & China
	Gas Co., Ltd.	7,442,000	13,841
	Li & Fung Ltd.	4,394,000	12,345
	Esprit Holdings Ltd.	1,941,700	11,897
	Swire Pacific Ltd.
	A Shares	1,502,000	11,741
	Hang Lung Properties Ltd.	3,830,000	10,757
	Boc Hong Kong
	Holdings Ltd.	6,769,500	9,561
	Henderson Land
	Development Co. Ltd.	1,979,000	9,218
	Wharf Holdings Ltd.	2,559,000	8,420
	Link REIT	4,007,500	7,790
	Bank of East Asia Ltd.	2,851,420	6,768
	MTR Corp.	2,641,000	6,685

17

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hang Lung
	Development Co., Ltd.	1,608,000	5,889
	New World
	Development Co., Ltd.	4,462,000	5,836
	Sino Land Co.	3,198,000	4,073
	Kerry Properties Ltd.	1,215,500	3,670
	Shangri-La Asia Ltd.	2,452,000	3,605
	Wheelock and Co. Ltd.	1,666,000	3,587
	Cheung Kong
	Infrastructure
	Holdings Ltd.	843,000	3,252
	NWS Holdings Ltd.	1,503,000	3,011
	Hopewell Holdings Ltd.	1,143,000	2,942
^	Yue Yuen Industrial
	(Holdings) Ltd.	1,260,000	2,800
*	Foxconn International
	Holdings Ltd.	4,091,000	2,521
^	Cathay Pacific
	Airways Ltd.	2,119,000	2,451
	Kingboard Chemical
	Holdings Ltd.	1,008,000	2,444
	Chinese Estates
	Holdings	1,659,000	2,059
	Hysan Development
	Co., Ltd.	1,040,000	1,889
	Wing Hang Bank Ltd.	318,500	1,881
	Television Broadcasts Ltd.	529,000	1,869
	ASM Pacific
	Technology Ltd.	367,900	1,645
*	Pacific Basin
	Shipping Ltd.	3,027,000	1,497
*	Mongolia Energy
	Corp. Ltd.	4,513,000	1,285
	Hong Kong Aircraft &
	Engineering Co., Ltd.	130,000	1,219
	Lifestyle International
	Holdings, Ltd.	1,263,500	1,207
	Orient Overseas
	International Ltd.	377,500	1,081
	Hutchison
	Telecommunications
	International Ltd.	2,825,000	521
	Hutchison
	Telecommunications
	Holdings	2,825,000	266
			326,513
Hungary (0.1%)
*	OTP Bank Nyrt.	515,953	6,645
	MOL Hungarian
	Oil and Gas Nyrt.	112,492	5,360
	Richter Gedeon Nyrt.	26,593	3,472
	Magyar Tavkozlesi Nyrt.	871,424	2,028
			17,505

			Market
			Value•
		Shares	($000)
India (1.4%)
	Reliance Industries Ltd.	1,167,310	42,519
	Infosys Technologies Ltd.	849,734	25,838
	Housing Development
	Finance Corp. Ltd.	391,207	13,598
	ICICI Bank Ltd.	973,053	9,417
	Oil and Natural
	Gas Corp. Ltd.	519,236	9,034
	HDFC Bank Ltd.	391,795	8,686
	ITC Ltd.	2,043,612	7,750
	Hindustan Lever Ltd.	1,609,374	7,578
	Bharat Heavy
	Electricals Ltd.	217,753	7,253
	Larsen & Toubro Ltd.	369,745	6,559
	NTPC Ltd.	1,534,409	5,866
	ICICI Bank Ltd. ADR	239,874	4,949
	Reliance Communication
	Ventures	1,120,130	4,864
	Tata Consultancy
	Services Ltd.	360,513	4,512
	Axis Bank Ltd.	375,513	4,209
	Jindal Steel & Power Ltd.	113,695	3,734
	Sterlite Industries
	(India) Ltd.	446,572	3,728
	Gail India Ltd.	715,146	3,687
	Hero Honda Motors Ltd.	150,476	3,579
	HDFC Bank Ltd. ADR	39,831	2,948
	Sun Pharmaceutical
	Industries Ltd.	112,505	2,900
	Wipro Ltd.	436,642	2,895
	Cipla Ltd.	578,805	2,806
	Jaiprakash Associates Ltd.	982,138	2,751
	Reliance Energy Ltd.	191,904	2,695
	Tata Power Co. Ltd.	139,039	2,509
	Mahindra & Mahindra Ltd.	254,314	2,496
	State Bank of India	93,004	2,400
	Grasim Industries Ltd.	66,465	2,370
	Reliance Capital Ltd.	210,735	2,230
*	Reliance Petroleum Ltd.	985,243	2,216
	Maruti Udyog Ltd.	131,315	2,156
	Tata Motors Ltd.	421,996	2,091
*	Cairn India Ltd.	529,654	1,986
*	GMR Infrastructure Ltd.	827,243	1,886
	Steel Authority of India Ltd.	850,814	1,874
	Ambuja Cements Ltd.	1,131,539	1,849
	Infrastructure Development
	Finance Co., Ltd.	1,189,720	1,844
	DLF Ltd.	376,520	1,746
	Kotak Mahindra Bank	221,112	1,719
*	Essar Oil Ltd.	581,015	1,692
	Tata Iron and
	Steel Co. Ltd.	339,887	1,635
	Power Grid Corp. of
	India Ltd.	842,398	1,574
	Hindalco Industries Ltd.	1,364,328	1,481

18

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Dr. Reddy’s
	Laboratories Ltd.	128,898	1,417
	Associated Cement
	Cos. Ltd.	104,447	1,372
	Sesa Goa Ltd.	608,717	1,370
	United Spirits Ltd.	92,638	1,325
	Bharat Petroleum Corp. Ltd.	168,194	1,307
*	Reliance Natural
	Resources, Ltd.	1,002,573	1,141
	JSW Steel Ltd.	142,991	990
	Zee Entertainment
	Enterprises	406,874	928
	Wipro Ltd. ADR	96,956	910
	Asea Brown
	Boveri India Ltd.	89,246	876
	Tata Communications Ltd.	77,744	865
	Siemens India Ltd.	139,110	865
*	Glenmark
	Pharmaceuticals Ltd.	195,509	711
	HCL Technologies Ltd.	269,479	708
	State Bank of India GDR	12,622	704
	Dr. Reddy’s
	Laboratories Ltd. ADR	58,777	644
	Ranbaxy Laboratories Ltd.	186,734	626
	Aditya Birla Nuvo Ltd.	58,351	620
	Indian Hotels Co. Ltd.	525,113	523
	Unitech, Ltd.	556,168	497
	Tata Communications Ltd.	11,566	267
	Infosys Technologies
	Ltd. ADR	1,296	40
			250,815
Indonesia (0.3%)
	PT Telekomunikasi
	Indonesia Tbk	18,713,000	13,597
	PT Bank Central
	Asia Tbk	23,019,500	7,216
	PT Astra
	International Tbk	3,837,000	6,465
	PT Bank Rakyat
	Indonesia Tbk	10,180,500	5,523
	PT Perusahaan
	Gas Negara Tbk	19,514,000	4,745
	PT Bumi Resources Tbk	32,464,000	4,465
	PT Bank Mandiri Tbk	13,389,500	3,480
	PT United Tractors Tbk	2,911,500	2,460
	PT Unilever
	Indonesia Tbk	2,936,500	2,141
*	PT Lippo Karawaci Tbk	19,856,500	1,511
	PT Bank Danamon Tbk	5,142,901	1,503
	PT Tambang Batubara
	Bukit Asam Tbk	1,618,000	1,438
	PT Indonesian
	Satellite Corp. Tbk	2,444,500	1,281
	PT International
	Nickel Indonesia Tbk	3,476,500	1,113

			Market
			Value•
		Shares	($000)
	PT Astra Agro Lestari Tbk	695,000	1,027
	PT Semen Gresik Tbk	2,604,500	999
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	1,789,000	981
	PT Indofood Sukses
	Makmur Tbk	7,390,000	886
	PT Aneka Tambang Tbk	5,856,500	782
			61,613
Ireland (0.3%)
	CRH PLC	1,279,611	33,218
	Kerry Group PLC
	A Shares	258,506	5,315
*	Elan Corp. PLC	884,199	5,262
*	Ryanair Holdings PLC	641,474	2,770
*	Ryanair Holdings
	PLC ADR	41,590	1,137
	Anglo Irish
	Bank Corp. PLC	698,992	201
			47,903
Israel (0.7%)
	Teva Pharmaceutical
	Industries Ltd.	1,586,453	69,650
	Israel Chemicals Ltd.	964,336	7,933
*	Check Point Software
	Technologies Ltd.	318,598	7,382
	Bank Leumi Le-Israel	1,924,478	4,810
	Bank Hapoalim Ltd.	1,824,845	4,156
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	1,993,093	3,139
*	NICE Systems Ltd.	119,424	3,067
	Partner Communications
	Co. Ltd.	157,601	2,591
	Makhteshim-Agan
	Industries Ltd.	544,112	2,395
	Elbit Systems Ltd.	42,005	2,124
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	42,703	1,874
	The Israel Corp. Ltd.	4,380	1,845
	Cellcom Israel Ltd.	74,123	1,615
	United Mizrahi Bank Ltd.	239,479	1,325
	Ormat Industries Ltd.	136,815	1,033
	Israel Discount Bank Ltd.	856,318	802
	Discount
	Investment Corp. Ltd.	55,339	771
*	Koor Industries Ltd.	31,460	691
	Oil Refineries Ltd.	1,629,064	589
	Delek Group, Ltd.	6,064	562
	Gazit-Globe (1982) Ltd.	99,889	549
*	Africa-Israel
	Investments Ltd.	24,065	376
	Delek Real Estate Holding	426,900	42
			119,321

19

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
Italy (2.8%)
	Eni SpA	4,827,641	103,597
	UniCredit SpA	22,490,840	54,765
	Intesa Sanpaolo SpA	14,281,946	45,500
	Enel SpA	8,029,139	43,522
	Assicurazioni
	Generali SpA	1,961,080	39,900
	Telecom Italia SpA	18,609,012	23,531
	Unione Di Banche
	Italiane ScpA	1,126,027	15,526
*	Fiat SpA	1,299,725	12,707
	Finmeccanica SpA	754,801	10,633
	Saipem SpA	493,829	10,555
	Mediobanca Banca di
	Credito Finanziaria SpA	904,265	10,433
	Telecom Italia SpA RNC	11,139,782	9,952
	Atlantia SpA	478,186	8,436
	Mediaset SpA	1,408,160	7,910
	Banco Popolare SpA	1,192,472	7,834
*	Tenaris S.A.	590,879	7,432
	Banca Monte dei Paschi
	di Siena SpA	4,541,495	7,267
	Terna SpA	2,226,389	7,150
	Parmalat SpA	3,054,184	6,066
	Snam Rete Gas SpA	1,444,068	5,719
	Alleanza Assicurazioni SpA	791,057	5,300
	Banca Carige SpA	1,381,851	5,062
	Luxottica Group SpA	256,244	4,702
	Banca Popolare
	di Milano SpA	732,414	4,258
	A2A SpA	2,310,239	3,797
	Intesa Sanpaolo SpA
	Non Convertible Risp.	1,666,832	3,702
	Prysmian SpA	201,318	2,448
*	Lottomatica SpA	111,821	2,299
	ACEA SpA	176,237	2,186
	Fondiari-Sai SpA	125,972	2,095
*	Exor SpA	155,917	1,995
	Pirelli & C. Accomandita
	per Azioni SpA	4,816,802	1,874
	Mediolanum SpA	405,440	1,853
	Saras SpA
	Raffinerie Sarde	627,194	1,837
	Italcementi SpA	131,866	1,587
	Unipol Gruppo
	Finanziario SpA	1,249,598	1,553
	Autogrill SpA	193,354	1,469
	Unipol Gruppo
	Finanziario SpA Pfd.	1,733,751	1,441
	Bulgari SpA	264,513	1,347
	Italcementi SpA Risp.	197,268	1,251
*	Snam Rete Gas SpA
	Rights Exp. 5/15/09	1,444,068	1,108
			491,599

			Market
			Value•
		Shares	($000)
Japan (18.7%)
	Toyota Motor Corp.	5,110,500	202,267
	Mitsubishi UFJ
	Financial Group	20,361,430	111,069
	Honda Motor Co., Ltd.	3,059,500	89,665
	Canon, Inc.	1,976,800	59,157
	Takeda Pharmaceutical
	Co. Ltd.	1,510,600	53,573
	Tokyo Electric Power Co.	2,256,300	52,855
	Matsushita Electric
	Industrial Co., Ltd.	3,410,400	49,978
	Nintendo Co.	183,900	49,444
	Sony Corp.	1,859,400	48,315
	Sumitomo Mitsui
	Financial Group, Inc.	1,242,600	43,095
	NTT DoCoMo, Inc.	29,096	40,600
	Mitsubishi Corp.	2,513,500	38,681
^	Mizuho Financial
	Group, Inc.	17,608,100	37,130
	Shin-Etsu
	Chemical Co., Ltd.	760,500	36,962
	Nippon Telegraph and
	Telephone Corp.	962,600	36,271
	East Japan Railway Co.	630,200	35,511
	Seven and I
	Holdings Co., Ltd.	1,512,100	34,168
	Mitsui & Co., Ltd.	3,212,000	34,068
	Millea Holdings, Inc.	1,267,300	33,423
	Nippon Steel Corp.	9,464,000	31,819
	Astellas Pharma Inc.	888,200	28,882
	Kansai Electric
	Power Co., Inc.	1,416,500	28,844
	Mitsubishi Estate Co., Ltd.	2,180,000	28,495
	Nomura Holdings Inc.	4,630,300	27,942
	Chubu Electric Power Co.	1,228,700	27,013
	JFE Holdings, Inc.	970,000	26,494
	Fanuc Co., Ltd.	355,700	25,668
	KDDI Corp.	5,413	24,342
	Kyocera Corp.	300,900	23,369
	Fuji Photo Film Co., Ltd.	905,700	23,302
	Softbank Corp.	1,401,500	22,172
	Nissan Motor Co., Ltd.	4,200,400	21,924
	Hitachi Ltd.	6,243,000	21,815
	Denso Corp.	900,300	21,282
	Japan Tobacco, Inc.	8,315	20,891
	Daiichi Sankyo Co., Ltd.	1,244,000	20,801
	Komatsu Ltd.	1,662,300	20,739
^	Toshiba Corp.	5,717,000	19,619
^	Sharp Corp.	1,858,000	19,564
	Mitsui Fudosan Co., Ltd.	1,546,000	19,452
	Mitsubishi Heavy
	Industries Ltd.	5,936,000	19,431
	Mitsui Sumitomo
	Insurance Group
	Holdings, Inc.	702,100	19,156
	Mitsubishi Electric Corp.	3,582,000	19,077

20

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Sumitomo Corp.	2,082,400	18,126
	Kao Corp.	949,000	17,749
	Central Japan Railway Co.	2,910	17,249
	Bridgestone Corp.	1,131,800	16,870
	Sumitomo Metal
	Industries Ltd.	7,145,000	16,737
	Tohoku Electric Power Co.	791,100	16,500
	Tokyo Gas Co., Ltd.	4,289,000	16,260
	Murata Manufacturing
	Co., Ltd.	397,600	16,114
	Kirin Brewery Co., Ltd.	1,453,000	15,987
	Ricoh Co.	1,245,000	15,393
	Itochu Corp.	2,780,000	14,906
	Fujitsu Ltd.	3,435,000	14,715
	Kyushu Electric
	Power Co., Inc.	704,000	14,529
	Tokyo Electron Ltd.	317,000	14,496
	Secom Co., Ltd.	390,300	14,414
	Keyence Corp.	76,810	13,564
	Sumitomo Electric
	Industries Ltd.	1,391,700	13,558
	Hoya Corp.	765,700	13,284
	Daikin Industries Ltd.	490,100	13,185
	Kintetsu Corp.	3,020,000	13,130
	Daiwa Securities
	Group Inc.	2,485,000	13,019
^	Resona Holdings Inc.	952,100	12,793
	T & D Holdings, Inc.	426,950	12,765
	Nippon Oil Corp.	2,429,000	12,640
	Eisai Co., Ltd.	467,600	12,548
	Suzuki Motor Corp.	651,900	12,295
	Mitsui OSK Lines Ltd.	2,129,000	12,166
	Kubota Corp.	2,014,000	12,105
	NEC Corp.	3,590,000	11,936
	Terumo Corp.	314,200	11,888
	Dai-Nippon
	Printing Co., Ltd.	1,098,000	11,623
	Sumitomo Chemical Co.	2,913,000	11,466
	Sumitomo Metal
	Mining Co.	1,025,000	11,447
	Rohm Co., Ltd.	186,200	11,419
	Osaka Gas Co., Ltd.	3,588,000	11,370
	Nidec Corp.	202,900	11,273
	Asahi Glass Co., Ltd.	1,866,000	11,150
	Sumitomo Trust &
	Banking Co., Ltd.	2,655,000	11,110
	Marubeni Corp.	3,045,000	11,069
	Toray Industries, Inc.	2,467,000	10,884
	Shiseido Co., Ltd.	605,000	10,622
	Hankyu Corp.	2,253,000	10,530
	Chugoku Electric
	Power Co., Ltd.	517,600	10,430
	TDK Corp.	228,300	10,412
	SMC Corp.	106,000	10,398
*,^	Mitsubishi Motors Corp.	6,702,000	10,270
	Shizuoka Bank Ltd.	1,114,000	10,037

			Market
			Value•
		Shares	($000)
	West Japan Railway Co.	3,167	9,712
	Inpex Holdings, Inc.	1,520	9,673
	Bank of Yokohama Ltd.	2,270,000	9,626
	Shionogi & Co., Ltd.	552,000	9,497
	Odakyu Electric
	Railway Co.	1,153,000	9,390
	Sompo Japan
	Insurance Inc.	1,549,000	9,335
	Aeon Co., Ltd.	1,191,100	9,326
	Fast Retailing Co., Ltd.	88,100	9,259
	Shikoku Electric Power	336,200	9,215
	Mitsubishi Chemical
	Holdings Corp.	2,377,000	9,053
	Ajinomoto Co., Inc.	1,229,000	9,023
	Asahi Breweries Ltd.	714,200	8,963
	Tokyu Corp.	2,091,000	8,919
	Toyoda Automatic
	Loom Works Ltd.	334,400	8,911
	Asahi Kasei Corp.	2,193,000	8,816
	Sumitomo Realty &
	Development Co.	710,000	8,517
	Nippon Yusen Kabushiki
	Kaisha Co.	2,046,000	8,381
	Nikon Corp.	629,000	8,336
	Daiwa House
	Industry Co., Ltd.	948,000	8,279
	Kobe Steel Ltd.	4,938,000	8,120
	Orix Corp.	171,530	8,033
	Yamato Holdings Co., Ltd.	719,000	8,013
	Tobu Railway Co., Ltd.	1,501,000	7,831
	Chugai Pharmaceutical
	Co., Ltd.	418,400	7,770
	Office Building
	Fund of Japan Inc.	954	7,751
	Ono Pharmaceutical
	Co., Ltd.	180,300	7,650
	Nippon Mining
	Holdings Inc.	1,647,500	7,481
	Ibiden Co., Ltd.	254,100	7,431
	Hokuriku Electric
	Power Co.	328,800	7,425
	Yamada Denki Co., Ltd.	160,110	7,375
	Toppan Printing Co., Ltd.	973,000	7,373
	Konica Minolta
	Holdings, Inc.	890,500	7,356
	Aisin Seiki Co., Ltd.	354,100	7,272
	NGK Insulators Ltd.	473,000	7,254
	Nitto Denko Corp.	308,900	7,195
	Electric Power
	Development Co., Ltd.	245,600	7,163
^	Japan Steel Works Ltd.	659,000	7,137
	Sekisui House Ltd.	807,000	6,965
^	Olympus Corp.	424,000	6,948
	Chiba Bank Ltd.	1,400,000	6,943
	OJI Paper Co., Ltd.	1,588,000	6,837
^	Yahoo Japan Corp.	27,353	6,828

21

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Dentsu Inc.	363,600	6,743
	Hokkaido Electric
	Power Co., Ltd.	357,400	6,576
	Nipponkoa
	Insurance Co., Ltd.	1,206,000	6,539
	Daito Trust
	Construction Co., Ltd.	148,600	6,196
	Keio Electric
	Railway Co., Ltd.	1,084,000	6,154
	NTT Data Corp.	2,335	6,139
	Mitsubishi Materials Corp.	2,114,000	6,119
	Hirose Electric Co., Ltd.	58,700	6,114
	Rakuten, Inc.	11,973	6,091
	Oriental Land Co., Ltd.	96,600	6,090
^	Keihin Electric Express
	Railway Co., Ltd.	792,000	6,081
^	Kawasaki Heavy
	Industries Ltd.	2,808,000	6,019
	JS Group Corp.	489,900	5,962
	Joyo Bank Ltd.	1,286,000	5,941
	Mitsui Trust Holding Inc.	1,802,000	5,926
	Trend Micro Inc.	193,000	5,877
	Matsushita Electric
	Works, Ltd.	703,000	5,720
	Ohbayashi Corp.	1,149,000	5,641
	Omron Corp.	376,900	5,633
	Japan Real Estate
	Investment Corp.	783	5,540
	Kuraray Co., Ltd.	633,000	5,446
	Benesse Corp.	139,200	5,327
	Shimizu Corp.	1,110,000	5,317
	Nippon Express Co., Ltd.	1,490,000	5,314
	Nippon Electric
	Glass Co., Ltd.	652,000	5,306
	JGC Corp.	403,000	5,284
^	Uni-Charm Corp.	75,900	5,282
*	Sanyo Electric Co., Ltd.	3,166,000	5,240
	Makita Corp.	225,200	5,200
^	Isetan Mitsukoshi
	Holdings Ltd.	610,600	5,133
	Sony Financial
	Holdings, Inc.	1,599	5,031
	Kurita Water
	Industries Ltd.	206,300	5,025
	Sankyo Co., Ltd.	99,000	5,022
	Toyo Seikan Kaisha Ltd.	302,900	5,016
	Lawson Inc.	127,500	4,959
	TonenGeneral Sekiyu K.K.	517,000	4,917
^	Nippon Paper Group, Inc.	168,700	4,788
	Toyota Tsusho Corp.	399,400	4,717
	The Hachijuni Bank Ltd.	796,000	4,690
	Bank of Kyoto Ltd.	578,000	4,639
	Kajima Corp.	1,582,000	4,564
	Sumitomo Heavy
	Industries Ltd.	1,081,000	4,495
	Advantest Corp.	282,000	4,464

			Market
			Value•
		Shares	($000)
	The Iyo Bank, Ltd.	446,000	4,449
	Fukuoka Financial
	Group, Inc.	1,432,000	4,413
	Fuji Heavy Industries Ltd.	1,087,000	4,377
	Taisho Pharmaceutical Co.	237,000	4,336
	All Nippon
	Airways Co., Ltd.	1,186,000	4,331
	Mazda Motor Corp.	1,730,000	4,308
	Teijin Ltd.	1,664,000	4,267
	Sekisui Chemical Co.	808,000	4,242
	Kawasaki Kisen
	Kaisha Ltd.	1,123,000	4,231
	Amada Co., Ltd.	679,000	4,205
	Kyowa Hakko Kogyo Co.	472,000	4,174
	Nissin Food
	Products Co., Ltd.	151,200	4,109
	Nitori Co., Ltd.	72,950	4,105
	Tanabe Seiyaku Co., Ltd.	422,000	4,028
	Stanley Electric Co.	282,200	4,007
	JSR Corp.	326,700	3,981
	Isuzu Motors Ltd.	2,375,000	3,965
	J. Front Retailing Co., Ltd.	947,000	3,890
	Yamaha Motor Co., Ltd.	366,200	3,871
	The Chugoku Bank, Ltd.	307,000	3,867
^	Hokuhoku Financial
	Group, Inc.	2,192,000	3,867
	Yamaguchi Financial
	Group, Inc.	397,000	3,836
*	MEIJI Holdings Co., Ltd.	125,541	3,832
	Santen
	Pharmaceutical Co., Ltd.	134,900	3,810
	Taisei Corp.	1,751,000	3,807
	IHI Corp.	2,502,000	3,801
	Nomura Research
	Institute, Ltd.	212,800	3,784
	Shimano, Inc.	126,100	3,731
	Nippon Sanso Corp.	532,000	3,725
	Toho Gas Co., Ltd.	868,000	3,695
	Shinsei Bank, Ltd.	2,823,000	3,693
	Gunma Bank Ltd.	741,000	3,692
	NSK Ltd.	829,000	3,690
	Namco Bandai
	Holdings Inc.	366,600	3,648
	Aioi Insurance Co., Ltd.	830,000	3,643
	SBI Holdings, Inc.	30,490	3,643
	Sojitz Holdings Corp.	2,329,400	3,610
	Ube Industries Ltd.	1,899,000	3,581
	Sumco Corp.	242,900	3,569
	The Suruga Bank, Ltd.	416,000	3,567
	Mitsui Chemicals, Inc.	1,191,000	3,557
	Furukawa Electric Co.	1,188,000	3,555
	Nippon Meat Packers, Inc.	344,000	3,542
	Hisamitsu
	Pharmaceutical Co. Inc.	124,800	3,523
	JTEKT Corp.	364,400	3,515
	Brother Industries Ltd.	428,500	3,483

22

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Yamaha Corp.	303,900	3,473
	The Hiroshima Bank, Ltd.	914,000	3,465
	Takashimaya Co.	553,000	3,452
^	Credit Saison Co., Ltd.	307,200	3,451
	Mitsubishi Gas
	Chemical Co.	730,000	3,411
	Casio Computer Co.	442,300	3,389
	Nisshin Seifun Group Inc.	321,000	3,305
	Showa Denko K.K.	2,193,000	3,304
	Seiko Epson Corp.	233,800	3,302
	Daihatsu Motor Co., Ltd.	357,000	3,227
	77 Bank Ltd.	627,000	3,213
	Toyo Suisan Kaisha, Ltd.	164,000	3,206
*	Japan Airlines System Co.	1,640,000	3,200
	Susuken Co., Ltd.	129,400	3,197
	Kamigumi Co., Ltd.	494,000	3,173
	Nippon Sheet
	Glass Co., Ltd.	1,106,000	3,134
	Kaneka Corp.	539,000	3,126
	Jupiter
	Telecommunications
	Co., Ltd.	4,395	3,093
	Showa Shell Sekiyu K.K.	350,100	3,080
	Yakult Honsha Co., Ltd.	177,300	3,053
	FamilyMart Co., Ltd.	110,600	3,043
	Tsumura & Co.	111,000	3,040
	Sega Sammy Holdings Inc.	335,700	3,039
	THK Co., Inc.	218,000	3,023
	NGK Spark Plug Co.	312,000	3,010
	Taiheiyo Cement Corp.	1,711,000	3,004
	Idemitsu Kosan Co. Ltd.	39,900	2,947
	Cosmo Oil Co., Ltd.	1,036,000	2,944
^	Mizuho Trust &
	Banking Co., Ltd.	2,775,000	2,885
	Ushio Inc.	222,100	2,882
	Shimadzu Corp.	469,000	2,867
^	Hitachi Construction
	Machinery Co.	204,700	2,797
	Mediceo Paltac
	Holdings Co., Ltd.	272,900	2,761
	Shimamura Co., Ltd.	39,800	2,758
	Tokyu Land Corp.	822,000	2,751
	Nisshin Steel Co.	1,417,000	2,734
	The Nishi-Nippon
	City Bank, Ltd.	1,352,000	2,726
	Toho Co., Ltd.	205,900	2,720
	Konami Corp.	181,600	2,695
	Marui Co., Ltd.	482,800	2,670
	Citizen Watch Co., Ltd.	583,400	2,669
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	1,293,000	2,648
	Nomura Real Estate
	Office Fund, Inc.	510	2,643
	Mitsumi Electric Co., Ltd.	158,000	2,624
^	Kikkoman Corp.	294,000	2,621
^	Oracle Corp. Japan	72,600	2,569

			Market
			Value•
		Shares	($000)
	Hitachi Chemical Co., Ltd.	191,200	2,565
	Nisshinbo Industries, Inc.	241,000	2,542
	NTN Corp.	763,000	2,541
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	109,480	2,532
	Minebea Co., Ltd.	648,000	2,511
	Mabuchi Motor Co.	55,100	2,496
	Tokuyama Corp.	417,000	2,487
	NOK Corp.	212,500	2,474
^	Toto Ltd.	494,000	2,464
	Uny Co., Ltd.	329,000	2,417
^	Hitachi Metals Ltd.	305,000	2,405
	Toyoda Gosei Co., Ltd.	121,700	2,394
	Keisei Electric
	Railway Co., Ltd.	496,000	2,358
	Yamazaki Baking Co., Ltd.	228,000	2,337
^	Dai Nippon
	Pharmaceutical Co., Ltd.	289,900	2,301
	Nissan Chemical
	Industries, Ltd.	275,000	2,294
*,^	Elpida Memory Inc.	210,200	2,251
	Shinko Securities Co., Ltd.	961,000	2,241
	Daicel Chemical
	Industries Ltd.	525,000	2,206
	Alfresa Holdings Corp.	56,700	2,199
	Japan Retail Fund
	Investment Corp.	628	2,196
^	Mitsubishi Rayon Co., Ltd.	1,033,000	2,151
	Sumitomo Rubber
	Industries Ltd.	309,300	2,132
	Kansai Paint Co., Ltd.	399,000	2,131
	Yokogawa Electric Corp.	410,100	2,116
	Tosoh Corp.	918,000	2,109
^	Acom Co., Ltd.	87,420	2,098
	USS Co., Ltd.	46,200	2,094
	Square Enix Co., Ltd.	115,800	2,084
	Mitsui Mining &
	Smelting Co., Ltd.	1,037,000	2,053
	Hakuhodo DY Holdings Inc.	44,670	2,049
	Tokyo Steel
	Manufacturing Co.	199,700	2,045
	Sapporo Holdings Ltd.	488,000	2,033
	Yaskawa Electric Corp.	436,000	2,029
	Japan Petroleum
	Exploration Co., Ltd.	51,200	2,021
	Kinden Corp.	241,000	2,011
	Mitsubishi Logistics Corp.	207,000	1,974
	Dowa Mining Co., Ltd.	494,000	1,964
	Denki Kagaku Kogyo K.K.	875,000	1,942
^	DeNA Co., Ltd.	539	1,932
	Asics Corp.	289,000	1,879
	Daido Steel Co., Ltd.	560,000	1,865
	Fuji Electric
	Holdings Co., Ltd.	1,063,000	1,828
	Seven Bank, Ltd.	768	1,814

23

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hitachi
	High-Technologies Corp.	127,500	1,784
	Dai-Nippon Ink &
	Chemicals, Inc.	1,082,000	1,767
	Japan Prime Realty
	Investment Corp.	1,011	1,741
	Obic Co., Ltd.	12,780	1,735
	Alps Electric Co., Ltd.	319,700	1,710
	Leopalace21 Corp.	232,400	1,702
	Aeon Credit
	Service Co. Ltd.	148,300	1,691
	Coca-Cola West
	Japan Co., Ltd.	102,800	1,690
	NTT Urban
	Development Corp.	2,073	1,681
	Tokyo Tatemono Co., Ltd.	489,000	1,661
	Yamato Kogyo Co., Ltd.	72,700	1,651
	Toyota Boshoku Corp.	128,400	1,628
^	Nomura Real Estate
	Holdings Inc.	96,900	1,586
^	Matsui Securities Co., Ltd.	223,700	1,586
^	Aozora Bank, Ltd.	1,247,000	1,580
	Sapporo Hokuyo
	Holdings, Inc.	537,200	1,552
^	Promise Co., Ltd.	116,750	1,543
	Canon Sales Co. Inc.	125,700	1,520
	AEON Mall Co., Ltd.	114,000	1,492
^	Ito En, Ltd.	119,500	1,463
	Haseko Corp.	2,307,000	1,454
	Onward
	Kashiyama Co., Ltd.	238,000	1,440
	Hino Motors, Ltd.	498,000	1,432
	NHK Spring Co.	307,000	1,419
	Dowa Fire & Marine
	Insurance Co.	323,000	1,393
	Maruichi Steel Tube Ltd.	67,800	1,371
	JAFCO Co., Ltd.	61,200	1,368
	Itochu Techno-Science Corp.	55,500	1,262
	Shinko Electric
	Industries Co., Ltd.	127,600	1,258
	Otsuka Corp.	30,300	1,127
^	Takefuji Corp.	205,140	1,103
^	Osaka Titanium
	Technologies Co.	34,700	1,049
	Tokyo Broadcasting
	System Holdings, Inc.	70,900	996
	Fuji Television Network, Inc.	876	977
	ABC-Mart Inc.	47,100	965
	Hikari Tsushin, Inc.	45,400	929
*	NEC Electronics Corp.	64,000	675
			3,309,840
Malaysia (0.6%)
	Bumiputra-Commerce
	Holdings Bhd.	4,951,400	11,149
	Sime Darby Bhd.	4,444,200	8,206
	Malayan Banking Bhd.	6,531,090	7,926

			Market
			Value•
		Shares	($000)
	IOI Corp. Bhd.	6,363,000	7,627
	Genting Bhd.	4,184,500	5,469
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	2,096,400	5,196
	Tenaga Nasional Bhd.	2,394,000	4,923
	Public Bank Bhd.	1,986,994	4,788
	Resorts World Bhd.	5,396,200	3,651
	Digi.com Bhd.	583,000	3,650
	British American
	Tobacco Bhd.	264,600	3,303
	YTL Corp., Bhd.	1,538,000	3,061
	PPB Group Bhd.	1,017,000	3,021
	AMMB Holdings Bhd.	3,262,500	2,863
	Kuala Lumpur
	Kepong Bhd.	870,600	2,827
*	Axiata Group Bhd.	4,394,500	2,707
	PLUS Expressways Bhd.	2,713,600	2,513
	Petronas Gas Bhd.	951,200	2,508
	YTL Power
	International Bhd.	3,893,758	2,260
	IJM Corp. Bhd.	1,526,900	2,136
	Telekom Malaysia Bhd.	1,939,200	2,076
	Gamuda Bhd.	2,996,100	2,009
	Berjaya Sports Toto Bhd.	1,390,600	1,918
	UMW Holdings
	Malaysia Bhd.	1,128,900	1,804
	SP Setia Bhd.	1,563,700	1,549
	Hong Leong Bank Bhd.	921,400	1,485
	Tanjong Public Ltd. Co.	367,200	1,448
	Petronas Dagangan Bhd.	482,100	1,069
	Bursa Malaysia Bhd.	552,000	948
	RHB Capital Bhd.	763,400	880
	Alliance Financial
	Group Bhd.	1,486,200	856
	IGB Corp., Bhd.	1,596,100	803
	Malaysia Mining
	Corp., Bhd.	1,632,400	799
	Lafarge Malayan
	Cement Bhd.	616,500	780
	KLCC Property
	Holdings Bhd.	831,900	742
	Hong Leong Financial
	Group Bhd.	481,200	675
	Parkson Holdings, Bhd.	537,200	625
*	Airasia Bhd.	1,904,300	624
	Malaysian Airline
	System Bhd.	683,200	601
	Asiatic Development Bhd.	402,300	552
	Astro All Asia
	Networks PLC	682,100	488
			112,515
Mexico (1.0%)
	America Movil SA de CV	35,694,379	58,482
	Wal-Mart de Mexico SA	5,413,600	14,763
	Grupo Televisa SA CPO	4,469,100	13,842

24

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Fomento Economico
	Mexicano UBD	3,966,300	11,204
	Cemex SA CPO	13,533,500	10,038
	Telefonos de Mexico SA	11,547,800	9,234
	Telmex Internacional
	SAB de CV	11,279,993	5,866
	Grupo Mexico SA de CV	7,256,436	5,703
	Grupo Elektra SA de CV	132,370	5,580
*	Carso Global Telecom
	SAB de CV	1,275,100	4,552
	Grupo Financerio
	Banorte SA de CV	2,458,400	3,864
	Kimberly Clark de Mexico
	SA de CV Series A	1,047,500	3,787
	Grupo Financiero
	Inbursa, SA de CV	1,263,914	3,412
*	Grupo Modelo SA	951,200	2,759
	Grupo Carso SA de
	CV Series A1	1,051,000	2,728
	Grupo Bimbo SA	541,100	2,447
	Industrias Penoles,
	SA de CV	182,695	1,991
	Coca-Cola Femsa SA de CV	500,800	1,961
*	Empresas ICA SA de CV	876,594	1,590
	Mexichem SA de CV	1,524,041	1,357
*	Desarrolladora Homex
	SA de CV	378,900	1,185
	Banco Conpartamos
	SA de CV	413,600	1,030
	Grupo Aeroportuario
	del Pacifico SA	463,300	941
*	URBI Desarrollos
	Urbanos SA de CV	854,000	925
	Alfa SA de CV Series A	511,300	892
	Grupo Aeroportuario del
	Pacifico SA ADR	41,026	844
	Cemex SAB de CV ADR	2,721	20
			170,997
Netherlands (1.8%)
	Unilever NV	3,019,531	59,749
	Koninklijke KPN NV	3,235,877	38,903
	ING Groep NV	3,648,619	33,258
	Koninklijke (Royal) Philips
	Electronics NV	1,788,233	32,265
	Koninklijke Ahold NV	2,206,081	24,170
	Akzo Nobel NV	438,693	18,346
	ASML Holding NV	787,593	16,527
	Heineken NV	451,765	13,425
	Aegon NV	2,605,402	13,104
	TNT NV	710,463	13,094
	Reed Elsevier NV	1,169,696	12,851
	Wolters Kluwer NV	507,720	8,355
	Koninklijke DSM NV	250,478	7,768
	Heineken Holding NV	201,357	4,754
	SBM Offshore NV	269,424	4,343
	Randstad Holding NV	188,112	4,316
	Fugro NV	113,404	4,060

			Market
			Value•
		Shares	($000)
	Corio NV	81,212	3,604
	Koninklijke Boskalis
	Westminster NV	102,366	2,387
	SNS REAAL	253,758	1,428
	ASML Holding NV
	(New York Shares)	8,280	175
	Aegon NV (New York) ARS	695	3
			316,885
New Zealand (0.1%)
	Telecom Corp. of
	New Zealand Ltd.	3,412,865	5,457
	Fletcher Building Ltd.	1,089,746	4,118
	Contact Energy Ltd.	538,077	1,734
	Auckland International
	Airport Ltd.	1,822,878	1,710
	Sky City Entertainment
	Group Ltd.	1,016,167	1,573
			14,592
Norway (0.6%)
	StatoilHydro ASA	2,380,400	44,365
^	Orkla ASA	1,535,500	10,993
	Telenor ASA	1,553,800	9,663
	Yara International ASA	350,100	9,383
	DnB NOR ASA	1,348,200	8,391
^	Seadrill Ltd.	523,100	5,583
	Norsk Hydro ASA	1,264,400	5,575
*,^	Renewable Energy
	Corp. AS	285,900	2,583
^	Frontline Ltd.	96,000	1,899
	Aker Solutions ASA	301,020	1,820
			100,255
Peru (0.1%)
	Credicorp Ltd.	118,098	5,929
	Compania de Minas
	Buenaventura SA	244,162	5,241
	Southern Copper Corp.
	(U.S. Shares)	236,085	4,384
	Southern Copper Corp.	183,214	3,417
*	Compania Minera Milpo SA	899,597	2,082
	Compania de Minas
	Buenaventura SA ADR	97,740	2,068
	Credicorp Ltd.	5,400	270
			23,391
Philippines (0.1%)
	Philippine Long Distance
	Telephone Co.	103,120	4,679
	Bank of Philippine Islands	2,629,900	2,141
	Ayala Corp.	365,820	1,667
	SM Investments Corp.	322,620	1,621
	Manila Electric Co.	785,000	1,484
	SM Prime Holdings, Inc.	7,872,000	1,364
	Ayala Land, Inc.	10,088,700	1,332
	Globe Telecom, Inc.	66,490	1,126
	PNOC Energy
	Development Corp.	13,072,000	971
	Banco De Oro	1,424,500	882

25

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Jollibee Foods Corp.	900,300	854
	Metropolitan Bank &
	Trust Co.	1,056,600	653
	International Container
	Terminal Services, Inc.	1,454,800	384
			19,158
Poland (0.3%)
	Bank Polska Kasa Opieki
	Grupa Pekao SA	218,560	7,827
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	930,633	7,401
	Telekomunikacja Polska SA	1,288,522	6,769
	Polski Koncern Naftowy SA	592,575	4,660
	KGHM Polska Miedz SA	223,884	3,923
	Polish Oil & Gas	2,164,736	2,476
	Asseco Poland SA	99,779	1,567
*	Globe Trade Centre SA	222,530	1,183
	Bank Zachodni WBK SA	43,973	1,155
*	Getin Holding SA	698,707	1,080
*	PBG SA	17,583	1,076
	Bank Handlowy
	W Warszawie	58,092	900
	Polimex Mostostal SA	713,314	833
	TVN SA	282,611	812
*	Bank Rozwoju Eksportu SA	17,568	784
	Cyfrowy Polsat, SA	162,982	668
*	Cersanit-Krasnystaw SA	163,800	533
	Orbis SA	47,853	526
*	Bank Slaski w
	Katowicach SA	5,815	473
*	Grupa Lotos SA	90,839	455
	BIG Bank Gdanski SA	513,925	407
			45,508
Portugal (0.3%)
	Electricidade de
	Portugal SA	3,382,124	12,301
	Portugal Telecom
	SGPS SA	1,136,584	8,666
	Galp Energia, SGPS,
	SA B shares	364,125	4,829
	Banco Espirito Santo SA	981,257	4,803
	Banco Comercial
	Portugues SA	4,339,918	4,050
	Brisa-Auto Estradas
	de Portugal SA	568,511	3,875
*	EDP Renovaveis SA	399,746	3,259
	Cimpor-Cimento
	de Portugal SA	490,175	2,924
	Jeronimo Martins,
	SGPS, SA	402,466	2,270
^	Zon Multimedia Servicos
	de Telecomunicacoes e
	Multimedia SGPS SA	321,804	1,759
			48,736

			Market
			Value•
		Shares	($000)
Russia (1.4%)
	OAO Gazprom-Sponsored
	ADR (London Shares)	4,370,301	76,677
	LUKOIL Sponsored ADR	862,997	37,870
	MMC Norilsk Nickel ADR	1,649,113	13,547
	Sberbank	15,959,055	13,221
	Mobile TeleSystems ADR	369,577	12,248
	Rosneft Oil Co. GDR	2,367,206	12,212
^	Surgutneftegaz OJSC ADR	1,311,648	9,236
	Tatneft GDR	128,914	7,960
	OAO Vimpel-
	Communications
	Sponsored ADR	830,637	7,825
	Rostelecom ADR	119,477	6,541
	Polyus Gold ADR	283,193	6,256
*	Hydro OGK	185,065,622	5,042
	NovaTek OAO GDR	131,512	4,611
	Surgutneftegaz Pfd.	12,300,999	3,718
*	Federal Grid Co. Unified
	Energy System JSC	524,752,745	3,472
	Uralkali	1,358,270	3,188
^	VTB Bank OJSC GDR	1,587,352	2,863
^	Novolipetsk Steel GDR	135,787	2,052
	Gazprom Neft	639,461	1,714
	Cherepovets MK
	Severstal GDR	416,527	1,596
	Sistema JSFC GDR	174,059	1,486
	Mechel OAO ADR	254,375	1,353
*	Pharmstandard-GDR	128,683	1,352
	Comstar United
	Telesystems GDR	293,259	1,277
*	Wimm-Bill-Dann
	Foods ADR	25,780	1,152
	OAO TMK-GDR	98,029	687
*	PIK Group-GDR	176,144	314
*	VTB Bank OJSC	122,279,512	117
			239,587
Singapore (0.9%)
	Singapore
	Telecommunications Ltd.	14,786,000	25,407
	DBS Group Holdings Ltd.	3,175,999	20,191
	Oversea-Chinese
	Banking Corp., Ltd.	4,641,000	18,291
	United Overseas
	Bank Ltd.	2,249,000	17,335
	Keppel Corp., Ltd.	2,385,000	9,522
	Capitaland Ltd.	4,638,500	8,557
	Singapore Airlines Ltd.	990,000	7,120
	Singapore Exchange Ltd.	1,579,000	6,623
^	Singapore Press
	Holdings Ltd.	2,766,000	5,407
	Singapore Technologies
	Engineering Ltd.	2,529,000	4,363
^	City Developments Ltd.	926,000	4,008
	Wilmar International Ltd.	1,543,000	3,687
	CapitaMall Trust	4,110,300	3,439

26

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Sembcorp Industries Ltd.	1,853,000	3,390
	ComfortDelGro Corp. Ltd.	3,506,000	3,342
	Fraser & Neave Ltd.	1,780,000	3,129
	Noble Group Ltd.	2,982,000	2,583
	Olam International Ltd.	2,182,000	2,573
	Jardine Cycle N
	Carriage Ltd.	262,000	2,506
	Ascendas REIT	2,659,666	2,389
	Golden Agri-
	Resources Ltd.	9,525,360	2,350
	SembCorp Marine Ltd.	1,547,000	2,178
*,^	Genting International PLC	5,223,000	2,138
	United Overseas Land Ltd.	957,000	1,425
	Parkway Holdings Ltd.	1,707,000	1,381
	Cosco Corp.
	Singapore Ltd.	1,511,000	1,030
^	Neptune Orient Lines Ltd.	901,000	783
			165,147
South Africa (1.6%)
	MTN Group Ltd.	2,940,713	38,180
	Sasol Ltd.	1,113,516	33,528
	Standard Bank Group Ltd.	2,122,666	20,510
	Impala Platinum
	Holdings Ltd.	995,467	19,020
	AngloGold Ltd.	522,004	16,035
	Naspers Ltd.	715,098	14,573
	Gold Fields Ltd.	1,145,119	11,911
	FirstRand Ltd.	5,197,728	7,939
	Sanlan Ltd.	3,858,305	7,201
	Anglo Platinum Ltd.	133,957	7,166
	Remgro Ltd.	839,242	7,143
	Telkom South Africa Ltd.	525,658	6,623
	ABSA Group Ltd.	564,929	6,515
*	Harmony Gold
	Mining Co., Ltd.	635,105	5,912
	Bidvest Group Ltd.	499,947	5,285
	Shoprite Holdings Ltd.	797,654	4,779
	Tiger Brands Ltd.	301,890	4,690
	African Bank
	Investments Ltd.	1,399,097	4,433
	Growthpoint
	Properties Ltd.	2,636,739	4,385
	Nedbank Group Ltd.	390,737	3,985
	ArcelorMittal
	South Africa, Ltd.	382,557	3,565
	RMB Holdings Ltd.	1,324,043	3,473
	Pretoria Portland
	Cement Co. Ltd.	903,682	3,469
	Truworths International Ltd.	791,619	3,160
	Massmart Holdings Ltd.	365,760	3,158
	Murray & Roberts
	Holdings Ltd.	551,119	3,076
	African Rainbow
	Minerals Ltd.	212,971	2,877
	Aveng Ltd.	729,878	2,791
	Kumba Iron Ore Ltd.	145,661	2,778

			Market
			Value•
		Shares	($000)
*	Aspen Pharmacare
	Holdings Ltd.	485,191	2,462
	Steinhoff International
	Holdings Ltd.	1,951,468	2,339
	Sappi Ltd.	865,745	2,311
	Network Healthcare
	Holdings Ltd.	2,056,722	2,256
	Foschini Ltd.	396,205	2,097
	Woolworths Holdings Ltd.	1,478,459	2,086
	Imperial Holdings Ltd.	296,940	1,902
	Investec Ltd.	379,579	1,796
	Exxaro Resources Ltd.	229,425	1,682
	Reunert Ltd.	339,369	1,677
	Barloworld Ltd.	384,232	1,625
	Pick’n Pay Stores Ltd.	424,507	1,523
	Liberty Holdings, Ltd.	222,296	1,521
	Northam Platinum Ltd.	218,247	722
			284,159
South Korea (3.0%)
	Samsung
	Electronics Co., Ltd.	172,396	79,605
	POSCO	71,032	21,905
	Hyundai Motor Co., Ltd.	286,618	15,315
2	Samsung Electronics
	Co., Ltd. GDR	64,914	14,616
	LG Electronics Inc.	175,083	14,464
*	Shinhan Financial
	Group Co. Ltd.	581,730	14,392
	Hyundai Heavy
	Industries Co., Inc.	77,797	13,948
*	KB Financial Group, Inc.	444,947	13,796
	POSCO ADR	168,771	12,990
	KT & G Corp.	206,469	11,383
	Samsung Electronics
	Co., Ltd. Pfd.	38,394	9,929
	Samsung Fire & Marine
	Insurance Co.	70,811	9,662
	Shinsegae Co., Ltd.	26,426	9,426
	LG Chem Ltd.	85,036	9,389
	SK Energy Co., Ltd.	112,863	8,848
*	NHN Corp.	72,113	8,721
	Samsung Corp.	243,398	8,394
	LG. Philips LCD Co., Ltd.	327,950	8,048
*	Hynix Semiconductor Inc.	714,340	8,021
	Hyundai Mobis	104,230	7,999
	LG Corp.	173,968	7,701
	Samsung Heavy
	Industries Co., Ltd.	296,240	7,032
*	Korea Electric Power Corp.	324,060	7,000
	SK Telecom Co., Ltd.	46,294	6,600
	SK Holdings Co., Ltd.	64,559	5,972
*	KB Financial Group,
	Inc. ADR	178,658	5,696
	KT Corp.	185,630	5,398
	Samsung Securities Co. Ltd.	91,885	4,711

27

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Samsung SDI Co. Ltd.	62,633	4,495
	Samsung Electro-
	Mechanics Co.	109,530	4,405
	Hyundai Engineering &
	Construction Co., Ltd.	91,555	4,315
	Hyundai Steel Co.	101,154	4,271
	DC Chemical Co., Ltd.	22,997	4,033
	Hana Financial Group Inc.	233,000	4,013
	SK Telecom Co., Ltd. ADR	250,083	3,919
	S-Oil Corp.	82,543	3,852
	Doosan Heavy Industries
	and Construction Co., Ltd.	57,715	3,765
	Daewoo Securities Co., Ltd.	226,500	3,703
	Samsung Techwin Co., Ltd.	78,440	3,634
	Samsung
	Engineering Co., Ltd.	58,873	3,541
*	Woori Finance
	Holdings Co., Ltd.	443,240	3,424
	Hyundai Development Co.	108,980	3,394
	Shinhan Financial
	Group Co., Ltd. ADR	67,503	3,331
*	Korea Electric Power
	Corp. ADR	308,702	3,297
	Cheil Industrial, Inc.	90,974	3,266
	Lotte Shopping Co., Ltd.	18,633	3,254
	GS Engineering &
	Construction Corp.	60,765	3,187
	Amorepacific Corp.	5,894	3,147
	Daewoo Shipbuilding &
	Marine Engineering
	Co., Ltd.	175,410	3,119
*	Kia Motors	348,440	3,054
	Hyundai Securities Co.	252,320	2,944
	Daewoo Engineering &
	Construction Co., Ltd.	328,380	2,880
*	Korea Telecom Freetel	138,050	2,852
	Hyosung Corp.	43,226	2,687
	Kumkang Korea
	Chemical Co., Ltd.	9,642	2,674
	Korea Exchange Bank	468,770	2,671
	LS Cable Ltd.	32,772	2,580
	Hyundai Mipo
	Dockyard Co., Ltd.	21,997	2,563
	Daelim Industrial Co.	51,549	2,502
	Hanwha Corp.	84,620	2,488
	Mirae Asset
	Securities Co., Ltd.	42,288	2,456
	Yuhan Corp.	15,767	2,437
	Kangwon Land Inc.	194,880	2,374
	LG Household &
	Health Care Ltd.	17,180	2,364
	GS Holdings Corp.	95,370	2,288
	Woori Investment &
	Securities Co., Ltd.	160,190	2,242
	Woongjin Coway Co., Ltd.	89,700	2,240
*	Industrial Bank of Korea	334,250	2,185
	Daewoo International Corp.	91,260	2,151

			Market
			Value•
		Shares	($000)
	Samsung Card Co. Ltd.	68,840	2,056
	Doosan Infracore Co., Ltd.	145,330	2,041
*	Korean Air Co. Ltd.	66,530	2,027
	Hankook Tire Co. Ltd.	169,800	2,025
	Korea Investment
	Holdings Co., Ltd.	74,760	1,894
	KT Corp. ADR	131,252	1,880
	Doosan Corp.	18,640	1,860
	Korea Zinc Co., Ltd.	17,076	1,846
	CJ Cheiljedang Corp.	14,843	1,829
	LG Telecom Ltd.	253,170	1,776
	Hyundai Department
	Store Co., Ltd.	27,550	1,711
	STX Pan Ocean Co., Ltd.	189,010	1,700
	Daegu Bank	239,640	1,645
	Hanjin Shipping Co., Ltd.	107,710	1,640
	Honam Petrochemical Corp.	27,386	1,635
	Hanjin Heavy Industries &
	Construction Co., Ltd.	58,359	1,632
*	Korea Express Co.	19,761	1,602
	Dongkuk Steel Mill Co., Ltd.	70,240	1,600
	Busan Bank	286,480	1,571
	Hite Brewery Co., Ltd.	10,592	1,511
	Dongbu Insurance Co., Ltd.	73,300	1,508
	STX Offshore &
	Shipbuilding Co., Ltd.	89,200	1,501
	Korea Gas Corp.	43,573	1,453
	Hanwha Chemical Corp.	159,540	1,435
	Hyundai Motor Co., Ltd.
	2nd Pfd.	65,760	1,227
	S1 Corp.	32,780	1,201
	SK Networks Co., Ltd.	124,570	1,154
	LG Dacom Corp.	71,650	1,098
*	LG Hausys Ltd.	11,507	1,031
	Lotte Confectionery Co., Ltd.	1,270	1,022
	LG Electronics Inc. Pfd.	28,850	995
*	Taewoong Co., Ltd.	12,103	891
	Taihan Electric Wire Co., Ltd.	40,640	806
	Kumho Industrial Co., Ltd.	44,080	794
	Korea Line Corp.	11,626	689
			531,244
Spain (3.4%)
	Telefonica SA	7,849,030	148,709
	Banco Santander SA	15,023,476	144,510
	Banco Bilbao Vizcaya
	Argentaria SA	6,574,484	71,252
	Iberdrola SA	6,493,068	51,132
	Repsol YPF SA	1,362,190	25,892
^	Industria de Diseno
	Textil SA	406,257	17,322
	ACS, Actividades
	de Contruccion y
	Servisios, SA	340,351	17,022
^	Banco Popular Espanol SA	1,458,975	12,025
^	Banco de Sabadell SA	1,699,607	9,808
^	Abertis Infraestructuras SA	498,734	8,927

28

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Red Electrica
	de Espana SA	199,132	8,334
	Gas Natural SDG SA	411,714	6,528
	Gamesa Corporacion
	Tecnologica SA	340,202	6,421
*,^	Iberdrola Renovables	1,564,015	6,351
	Criteria Caixacorp SA	1,574,448	5,914
	Bankinter SA	495,358	5,855
	Enagas SA	330,616	5,748
	Acciona SA	53,361	5,456
	Zardoya Otis SA	238,584	4,890
	Grifols SA	236,995	4,159
^	Acerinox SA	253,530	3,862
	Mapfre SA	1,335,246	3,806
^	Indra Sistemas, SA	183,930	3,638
^	Banco de Valencia SA	379,014	3,466
	Grupo Ferrovial SA	119,092	3,453
	Fomento de Construc
	y Contra SA	82,588	2,952
*,^	Cintra Concesiones de
	Infraestructuras de
	Transport SA	415,785	2,272
^	Gestevision Telecinco SA	203,404	1,918
	Iberia Lineas Aereas
	de Espana SA	860,558	1,607
	Sacyr Vallehermoso SA	135,999	1,398
	Banco Santander SA ADR	128,881	1,179
*	Banco de Valencia SA
	Rights Exp. 5/11/09	379,014	65
			595,871
Sweden (1.9%)
^	Telefonaktiebolaget LM
	Ericsson AB Class B	5,496,566	46,687
^	Nordea Bank AB	5,984,895	44,518
^	Hennes & Mauritz
	AB B Shares	948,815	42,241
^	TeliaSonera AB	4,147,941	19,462
^	Svenska Handelsbanken
	AB A Shares	849,261	14,794
^	Volvo AB B Shares	2,015,358	13,141
^	Sandvik AB	1,870,993	12,288
	Investor AB B Shares	843,145	12,181
^	Atlas Copco AB A Shares	1,243,297	11,558
*,^	Skandinaviska Enskilda
	Banken AB A Shares	2,734,014	10,614
	Svenska Cellulosa
	AB B Shares	1,053,677	10,159
^	SKF AB B Shares	722,786	7,926
^	Skanska AB B Shares	704,701	7,601
^	Assa Abloy AB	585,904	6,898
^	Swedish Match AB	474,902	6,777
	Scania AB B Shares	618,951	6,563
	Millicom International
	Cellular SA	128,457	6,320
^	Alfa Laval AB	684,231	6,061
^	Atlas Copco AB B Shares	714,449	5,914

			Market
			Value•
		Shares	($000)
*	Electrolux AB Series B	469,274	5,288
^	Tele2 AB B Shares	559,780	5,276
	Volvo AB A Shares	796,384	5,216
*	Securitas AB B Shares	576,551	4,777
^	Getinge AB B Shares	373,339	4,337
^	Swedbank AB A Shares	661,067	3,723
^	Husqvarna AB B Shares	737,217	3,624
^	SSAB Svenskt Stal
	AB Series A	335,458	3,196
*,^	Lundin Petroleum AB	403,911	2,626
^	Modern Times Group
	AB B Shares	94,757	2,563
	Holmen AB	98,251	2,167
	SSAB Svenskt Stal
	AB Series B	160,438	1,439
			335,935
Switzerland (6.0%)
	Nestle SA (Registered)	7,095,892	231,303
	Novartis AG (Registered)	4,408,088	166,839
	Roche Holdings AG	1,301,647	164,143
	Credit Suisse Group
	(Registered)	1,979,270	77,343
*	UBS AG	5,434,374	74,649
	ABB Ltd.	4,076,367	57,706
	Zurich Financial
	Services AG	263,505	48,967
	Syngenta AG	179,272	38,273
	Holcim Ltd. (Registered)	364,752	18,501
*	Compagnie Financiere
	Richemont SA	964,997	17,275
	Swiss Re (Registered)	619,232	14,699
	Julius Baer Holding, Ltd.	392,918	12,890
	Swisscom AG	44,629	11,637
	Synthes, Inc.	109,505	11,079
	SGS Societe Generale
	de Surveillance Holding
	SA (Registered)	8,702	9,759
	Adecco SA (Registered)	228,695	9,001
*	Actelion Ltd.	182,064	8,295
	Lonza AG (Registered)	89,531	8,213
	Geberit AG	75,824	8,081
	Swatch Group AG (Bearer)	57,227	7,962
	Givaudan SA	12,425	7,867
	Kuehne & Nagel
	International AG	99,809	7,501
	Baloise Holdings AG	91,615	6,726
	Sonova Holding AG	86,249	5,604
	Swiss Life Holding	64,708	5,006
	Schindler Holding AG
	(Bearer Participation
	Certificates)	94,619	4,960
	Nobel Biocare Holding AG	222,507	4,536
*	Logitech International SA	319,344	4,268
	Lindt & Spruengli
	AG Regular	204	3,903
	Pargesa Holding SA	50,717	3,208

29

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Aryzta AG
	(Switzerland Shares)	97,051	2,811
	Sulzer AG (Registered)	50,096	2,723
	Swatch Group AG
	(Registered)	93,290	2,676
	Straumann Holding AG	14,383	2,630
	Lindt & Spruengli AG	1,516	2,426
	BKW FMB Energie AG	29,319	2,039
*	Aryzta AG (Ireland Shares)	51,983	1,515
	EFG International	90,300	1,092
			1,068,106
Taiwan (2.6%)
	Taiwan Semiconductor
	Manufacturing Co., Ltd.	29,005,000	49,083
	Hon Hai Precision
	Industry Co., Ltd.	11,020,900	31,818
	Taiwan Semiconductor
	Manufacturing Co.,
	Ltd. ADR	1,883,929	19,913
	MediaTek Inc.	1,689,000	17,566
	High Tech
	Computer Corp.	1,121,000	15,180
	Chunghwa Telecom
	Co., Ltd.	7,366,139	14,031
	China Steel Corp.	17,510,000	13,547
	Formosa Plastic Corp.	7,439,000	13,107
	Cathay Financial
	Holding Co.	10,905,000	12,204
	Nan Ya Plastic Corp.	9,215,000	12,192
	AU Optronics Corp.	10,912,000	11,609
	Asustek Computer Inc.	7,149,099	9,488
	Acer Inc.	4,709,000	9,000
	Formosa Chemicals &
	Fibre Corp.	5,064,000	8,048
	Fuhwa Financial
	Holdings Co., Ltd.	13,015,000	7,612
	United
	Microelectronics Corp.	18,885,175	7,133
	Chinatrust
	Financial Holding	15,010,795	6,861
	Mega Financial
	Holding Co. Ltd.	15,204,000	6,146
	Delta Electronics Inc.	2,804,000	6,121
	Fubon Financial
	Holding Co., Ltd.	7,782,000	6,032
	Compal Electronics Inc.	6,862,385	5,820
	Uni-President
	Enterprises Co.	5,474,250	5,497
	Siliconware Precision
	Industries Co.	4,193,000	5,439
	Quanta Computer Inc.	3,609,000	5,373
	Taiwan Cellular Corp.	3,274,000	5,170
	Formosa
	Petrochemical Corp.	2,204,000	5,128
	Taiwan Cement Corp.	5,129,000	4,900
	Far Eastern Textile Ltd.	5,025,920	4,689

			Market
			Value•
		Shares	($000)
	China Development
	Financial Holding Corp.	16,837,625	4,294
	First Financial
	Holding Co., Ltd.	7,909,912	4,178
	Chi Mei
	Optoelectronics Corp.	8,234,000	4,096
	Innolux Display Corp.	3,458,900	3,814
	Chunghwa
	Telecom Co., Ltd. ADR	196,365	3,711
	Advanced Semiconductor
	Engineering Inc.	6,476,060	3,595
	Far EasTone
	Telecommunications
	Co., Ltd.	2,927,000	3,327
	Asia Cement Corp.	3,187,780	3,282
	Taiwan Cooperative Bank	6,033,000	3,263
	Hau Nan Financial
	Holdings Co., Ltd.	5,715,860	3,241
	United Microelectronics
	Corp. ADR	1,043,348	3,182
	Wistron Corp.	2,427,242	3,070
	SinoPac Holdings	11,540,000	3,029
	Lite-On Technology Corp.	3,709,855	2,969
	Chang Hwa
	Commercial Bank	7,309,000	2,944
	Taiwan Fertilizer Co., Ltd.	1,269,000	2,912
	AU Optronics Corp. ADR	252,783	2,743
	Foxconn Technology
	Co., Ltd.	967,000	2,659
	Shin Kong Financial
	Holdings Co.	7,845,947	2,533
	Synnex Technology
	International Corp.	1,655,000	2,401
	Catcher Technology
	Co., Ltd.	898,000	2,259
*	Powerchip
	Semiconductor Corp.	13,999,000	2,257
	Pou Chen Corp.	3,780,000	2,244
	Chunghwa Picture
	Tubes, Ltd.	13,421,000	2,236
	Macronix International
	Co., Ltd.	5,214,375	2,171
	President Chain
	Store Corp.	901,000	2,169
	Cheng Shin Rubber
	Industry Co., Ltd.	1,421,900	2,138
	Powertech Technology Inc.	1,001,000	2,085
	HannStar Display Corp.	8,702,000	2,005
	Epistar Corp.	967,408	1,904
	Novatek Microelectronics
	Corp., Ltd.	905,747	1,896
*	Tatung Co., Ltd.	7,003,000	1,869
	Taishin Financial Holdings	7,117,000	1,604
	Transcend Information Inc.	563,496	1,543
	U-Ming Marine Transport
	Corp.	844,000	1,522

30

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Inventec Co., Ltd.	3,031,000	1,516
	Siliconware Precision
	Industries Co. ADR	201,575	1,506
	E.Sun Financial
	Holding Co., Ltd.	5,383,000	1,447
	Polaris
	Securities Co., Ltd.	3,828,040	1,430
	Largan
	Precision Co., Ltd.	177,820	1,427
	KGI Securities Co., Ltd.	3,800,000	1,365
	Realtek
	Semiconductor Corp.	831,360	1,345
	Teco Electric &
	Machinery Co., Ltd.	3,383,000	1,338
	Tung Ho Enterprise Corp.	1,496,000	1,288
	Tripod Technology Corp.	776,000	1,275
	Everlight
	Electronics Co., Ltd.	580,000	1,224
	Unimicron
	Technology Corp.	1,739,750	1,175
	Walsin Lihwa Corp.	4,382,000	1,126
	Taiwan Glass
	Industrial Corp.	1,563,000	1,114
	RichTek Technology Corp.	218,100	1,101
	Motech Industries Inc.	384,000	1,077
	Mitac International Corp.	2,318,995	1,072
	Feng Hsin Iron &
	Steel Co., Ltd.	829,000	1,017
*	EVA Airways Corp.	3,591,000	1,014
*	Nanya Technology Corp.	4,415,000	990
*	CMC Magnetics Corp.	4,496,000	955
	Cheng Uei Precision
	Industry Co., Ltd.	672,200	936
	Formosa Taffeta Co., Ltd.	1,433,000	921
	Advanced Semiconductor
	Engineering Inc. ADR	299,740	908
	Evergreen Marine Corp.	1,808,000	901
	Nan Ya Printed Circuit
	Board Corp.	320,000	895
*	China Airlines	3,271,000	890
	Wan Hai Lines Ltd.	1,866,500	854
	Advantech Co., Ltd.	532,000	837
	Yulon Motor Co., Ltd.	1,293,015	823
	Qisda Corp.	2,300,000	813
	Far Eastern Department
	Stores Ltd.	1,281,000	799
*	Formosa Sumco
	Technology Corp.	334,000	798
*	Taiwan Business Bank	3,456,000	781
	Yang Ming Marine
	Transport	2,186,776	772
	Eternal Chemical Co., Ltd.	1,067,500	767
*	Inotera Memories, Inc.	1,412,000	741
	Kinsus Interconnect
	Technology Corp.	410,000	740

			Market
			Value•
		Shares	($000)
	Sino-American Silicon
	Products, Inc.	301,000	717
	Taiwan Secom Corp., Ltd.	454,000	684
	Vanguard International
	Semiconductor Corp.	1,489,000	552
	Compal
	Communications, Inc.	488,000	376
*	ProMOS
	Technologies Inc.	6,860,000	328
			456,487
Thailand (0.3%)
	PTT Public Co. Ltd.
	(Foreign)	1,608,815	8,579
	PTT Exploration and
	Production Public Co.
	Ltd. (Foreign)	2,162,555	6,286
	Kasikornbank Public Co.
	Ltd. (Foreign)	2,855,500	4,499
	Bangkok Bank Public
	Co., Ltd. (Foreign)	1,754,900	4,238
	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	2,353,600	3,987
	Advanced Info Service
	Public Co., Ltd. (Foreign)	1,670,800	3,751
	Banpu Public Co. Ltd.
	(Foreign)	310,590	2,485
	Siam Cement Public
	Co. Ltd. (Foreign)	569,000	1,958
*	Bangkok Bank Public
	Co., Ltd. (Local)	776,300	1,856
*	Bank of Ayudhya
	PLC (Local)	4,948,500	1,586
	Thai Oil Public Co., Ltd.
	(Foreign)	1,546,800	1,401
	C.P. 7-Eleven Public
	Co. Ltd. (Foreign)	3,830,285	1,352
	IRPC Public Co., Ltd.
	(Foreign)	16,736,700	1,338
*	Total Access
	Communication
	Public Co. Ltd.	1,411,800	1,113
	BEC World Public
	Co. Ltd. (Foreign)	1,527,505	855
	PTT Aromatics &
	Refining Public Co.
	Ltd. (Foreign)	2,068,100	836
	Krung Thai Bank Public
	Co. Ltd. (Foreign)	5,043,010	753
	PTT Chemical Public
	Co., Ltd. (Foreign)	600,795	708
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd. (Foreign)	653,665	703
	Glow Energy Public
	Co. Ltd. (Foreign)	907,345	608

31

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Thai Military Bank Public
	Co., Ltd. (Foreign)	35,976,400	568
	Land and Houses Public
	Co. Ltd. (Foreign)	4,267,500	492
	Airports of Thailand
	Public Co. Ltd. (Foreign)	774,335	409
			50,361
Turkey (0.3%)
*	Turkiye Garanti
	Bankasi A.S.	3,866,308	8,106
	Akbank T.A.S.	1,705,117	6,587
	Turkcell Iletisim
	Hizmetleri A.S.	1,227,723	6,274
	Turkiye Is Bankasi
	A.S. C Shares	1,767,931	5,104
*	Turk
	Telekomunikasyon A.S.	963,365	2,649
	Anadolu Efes Biracilik
	ve Malt Sanayii A.S.	365,582	2,586
	Eregli Demir ve Celik
	Fabrikalari A.S.	1,052,850	2,554
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	231,259	2,317
	Haci Omer Sabanci
	Holding A.S.	857,386	2,193
*	Yapi ve Kredi Bankasi A.S.	1,605,369	2,167
	Turkiye Halk Bankasi A.S.	592,688	2,074
*	BIM Birlesik
	Magazalar A.S.	72,366	1,977
	Enka Insaat ve Sanayi A.S.	456,698	1,943
	Turkiye Vakiflar
	Bankasi T.A.O.	1,315,000	1,489
*	KOC Holding A.S.	804,566	1,469
*	Asya Katilim Bankasi A.S.	716,616	684
*	Coca-Cola Icecek A.S.	140,110	656
*	Dogan Sirketler Grubu
	Holding A.S.	1,499,729	602
	Aksigorta A.S.	220,264	442
*	Petkim Petrokimya
	Holding A.S.	152,529	441
*	Turk Sise ve Cam
	Fabrikalari A.S.	563,525	440
*	Tekfen Holding A.S.	196,097	422
	Ford Otomotiv Sanayi A.S.	120,449	403
	Arcelik A.S.	212,838	357
			53,936
United Kingdom (16.1%)
	BP PLC	34,707,281	245,265
	HSBC Holdings PLC	31,771,680	225,943
	Vodafone Group PLC	97,262,514	178,766
	GlaxoSmithKline PLC	9,629,380	148,324
	Royal Dutch Shell PLC
	Class B	4,994,560	113,030
	Royal Dutch Shell PLC
	Class A	4,621,447	106,398
	BG Group PLC	6,217,107	99,274

			Market
			Value•
		Shares	($000)
	AstraZeneca Group PLC	2,681,054	93,878
	BHP Billiton PLC	4,088,952	84,866
	British American
	Tobacco PLC	3,514,063	84,748
	Rio Tinto PLC	1,849,366	75,142
	Tesco PLC	14,565,273	72,168
	Barclays PLC	15,531,128	63,058
	Diageo PLC	4,635,839	55,305
	Standard Chartered PLC	3,505,093	54,221
	Anglo American PLC	2,440,145	52,508
	Unilever PLC	2,379,622	46,335
	Royal Dutch Shell PLC
	Class A (Amsterdam
	Shares)	1,947,652	44,669
	Reckitt Benckiser
	Group PLC	1,115,528	43,790
	Imperial Tobacco
	Group PLC	1,882,775	42,958
	National Grid Transco PLC	4,499,251	37,382
	BAE Systems PLC	6,536,007	34,381
	Centrica PLC	9,454,658	31,610
	Xstrata PLC	3,524,774	31,075
	Lloyds Banking
	Group PLC	18,194,386	29,511
	SABMiller PLC	1,678,217	28,140
	Scottish & Southern
	Energy PLC	1,699,966	27,703
	Prudential PLC	4,624,322	26,579
	Aviva PLC	4,924,754	22,674
	BT Group PLC	14,345,284	19,770
	Royal Bank of Scotland
	Group PLC	31,465,322	19,203
	Cadbury PLC	2,513,481	18,794
	Tullow Oil PLC	1,480,728	17,480
	Rolls-Royce Group PLC	3,395,683	16,834
	Compass Group PLC	3,417,692	16,251
	Morrison
	Supermarkets PLC	4,385,809	15,887
	Pearson PLC	1,505,525	15,535
	Reed Elsevier PLC	2,045,005	15,158
	British Sky Broadcasting
	Group PLC	2,100,871	14,956
	Marks & Spencer
	Group PLC	2,933,609	14,534
*	WPP PLC	2,073,600	14,187
	Shire PLC	1,040,055	13,005
	Experian Group Ltd.	1,900,517	12,514
	Royal & Sun Alliance
	Insurance Group PLC	6,186,810	11,903
	Kingfisher PLC	4,364,673	11,882
	Smith & Nephew PLC	1,639,699	11,536
	Man Group PLC	3,118,139	11,526
	Land Securities
	Group PLC	1,394,916	11,503
	Capita Group PLC	1,140,295	11,497
	Standard Life PLC	4,020,348	11,178

32

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Cable and Wireless PLC	4,653,388	10,248
	International Power PLC	2,794,488	10,212
	British Land Co., PLC	1,572,385	9,922
	United Utilities Group PLC	1,264,389	9,456
	J. Sainsbury PLC	1,946,596	9,433
*	Wolseley PLC	524,937	9,415
	Legal & General
	Group PLC	10,929,217	9,285
	Old Mutual PLC	9,223,259	9,189
	Next PLC	368,150	8,806
	Thomson Reuters PLC	331,785	8,534
	Carnival PLC	301,907	8,296
*	Autonomy Corp. PLC	392,425	8,233
*	Cairn Energy PLC	255,279	8,004
	Smiths Group PLC	715,890	7,693
	Associated British
	Foods PLC	664,614	7,016
	Johnson Matthey PLC	394,903	6,974
	Severn Trent PLC	435,524	6,701
	The Sage Group PLC	2,438,808	6,641
	Group 4 Securicor PLC	2,359,845	6,544
	Antofagasta PLC	723,598	6,210
	Home Retail Group	1,645,284	6,054
	Hammerson PLC	1,276,711	5,916
	Amec PLC	610,664	5,559
	Cobham PLC	2,121,990	5,497
	Rexam PLC	1,177,233	5,453
	Eurasian Natural
	Resources Corp.	603,368	5,254
	ICAP PLC	960,219	5,249
	Bunzl PLC	612,832	4,941
	Serco Group PLC	905,627	4,886
	Drax Group PLC	622,114	4,718
	Burberry Group PLC	791,883	4,714
	Admiral Group PLC	341,412	4,566
	Lonmin PLC	215,562	4,526
	Whitbread PLC	324,167	4,484
	InterContinental
	Hotels Group PLC	469,574	4,461
	Balfour Beatty PLC	882,552	4,358
	FirstGroup PLC	888,667	4,348
*	Invensys PLC	1,471,611	4,298
	Vedanta Resources PLC	271,848	4,252
	Tomkins PLC	1,614,994	4,123
	Friends Provident PLC	4,364,320	4,107
	TUI Travel PLC	1,050,495	3,916
	Ladbrokes PLC	1,091,564	3,771
	Segro PLC	10,602,163	3,718
	Investec PLC	759,487	3,638
	Tate & Lyle PLC	835,462	3,386
	Hays PLC	2,527,141	3,355
	3i Group PLC	711,838	3,348
	Meggitt PLC	1,221,078	3,236

			Market
			Value•
		Shares	($000)
	Kazakhmys PLC	405,504	3,150
	IMI PLC	585,532	3,070
	LogicaCMG PLC	2,694,114	3,039
	Thomas Cook Group PLC	787,231	3,039
	London Stock
	Exchange PLC	273,008	2,992
	ITV PLC	6,267,658	2,943
	United Business
	Media Ltd.	422,915	2,864
	Schroders PLC	224,507	2,719
	Liberty International PLC	459,011	2,690
	Daily Mail and
	General Trust PLC	526,898	2,558
*	The Berkeley Group
	Holdings PLC	165,589	2,381
	British Airways PLC	1,061,717	2,299
	Stagecoach Group PLC	1,012,365	1,948
	Carphone Warehouse PLC	786,923	1,723
*	Liberty International PLC
	Rights Exp. 5/21/09	119,433	159
	WPP PLC ADR	298	10
			2,839,362
	Total Common Stocks
	(Cost $20,934,075)		17,557,243
	Temporary Cash Investments (6.2%)[1]
	Money Market Fund (6.1%)
3,4	Vanguard Market Liquidity
	Fund, 0.355%	1,082,762,821	1,082,763

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan
	Bank, 0.451%, 9/29/09	10,000	9,989
	Total Temporary Cash Investments
	(Cost $1,092,744)		1,092,752
	Total Investments (105.5%)
	(Cost $22,026,819)		18,649,995
	Other Assets and Liabilities (–5.5%)
	Other Assets		105,119
	Liabilities[4]		(1,074,529)
			(969,410)
	Net Assets (100%)
	Applicable to 1,669,928,429 outstanding
	$.001 par value shares of beneficial
	interest (unlimited authorization)		17,680,585
	Net Asset Value Per Share		$10.59

33

Total International Stock Index Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	23,241,381
Undistributed Net Investment Income	172,060
Accumulated Net Realized Losses	(2,362,845)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,376,824)
Futures Contracts	5,598
Foreign Currencies and
Forward Currency Contracts	1,215
Net Assets	17,680,585

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $998,737,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 5.7%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of this security represented 0.1% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $1,044,648,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $9,989,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

ARS—Auction Rate Security.

GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Dividends[1,2]	618,891
Interest	1
Security Lending	2,178
Total Income	621,070
Expenses
The Vanguard Group—Note B
Investment Advisory Services	183
Management and Administrative	11,236
Marketing and Distribution	1,120
Custodian Fees	2,931
Shareholders’ Reports	283
Trustees’ Fees and Expenses	8
Total Expenses	15,761
Net Investment Income	605,309
Realized Net Gain (Loss)
Investment Securities Sold[2]	(1,606,138)
Foreign Currencies and Forward Currency Contracts	(3,778)
Realized Net Gain (Loss)	(1,609,916)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	903,806
Futures Contracts	5,598
Foreign Currencies and Forward Currency Contracts	(122)
Change in Unrealized Appreciation (Depreciation)	909,282
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,325)

1 Dividends are net of foreign withholding taxes of $21,337,000.

2 Dividend income and realized net gain (loss) from affiliated companies of the fund were $393,481,000 and ($1,429,988,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	605,309	805,620
Realized Net Gain (Loss)	(1,609,916)	(708,572)
Change in Unrealized Appreciation (Depreciation)	909,282	(15,814,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,325)	(15,717,097)
Distributions
Net Investment Income	(511,942)	(730,097)
Realized Capital Gain	—	—
Total Distributions	(511,942)	(730,097)
Capital Share Transactions
Issued	2,846,904	8,100,643
Issued in Lieu of Cash Distributions	468,122	669,637
Redeemed[1]	(2,179,653)	(4,895,227)[2]
Net Increase (Decrease) from Capital Share Transactions	1,135,373	3,875,053
Total Increase (Decrease)	528,106	(12,572,141)
Net Assets
Beginning of Period	17,152,479	29,724,620
End of Period[3]	17,680,585	17,152,479

1 Net of redemption fees for fiscal 2009 and 2008 of $699,000 and $204,000, respectively.

2 The fund collected redemption fees of $1,711,000, which were reallocated proportionately to the funds in which the fund invested.

3 Net Assets—End of Period includes undistributed net investment income of $172,060,000 and $81,475,000.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Total International Stock Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value,
Beginning of Period	$10.97	$21.89	$16.90	$13.49	$11.48	$9.84
Investment Operations
Net Investment Income	.380*	.540[1]	.412	.294	.255	.190
Net Realized and Unrealized Gain (Loss)
on Investments	(.435)	(10.938)	4.980	3.410	2.010	1.640
Total from Investment Operations	(.055)	(10.398)	5.392	3.704	2.265	1.830
Distributions
Dividends from Net Investment Income	(.325)	(.522)	(.402)	(.294)	(.255)	(.190)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.325)	(.522)	(.402)	(.294)	(.255)	(.190)
Net Asset Value, End of Period	$10.59	$10.97	$21.89	$16.90	$13.49	$11.48

Total Return[2]	–0.53%	–48.57%	32.47%	27.84%	19.91%	18.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,681	$17,152	$29,725	$18,200	$11,331	$7,317
Ratio of Expenses to
Average Net Assets—Note B	0.20%[3,4]	0.03%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	5.09%*,3	3.07%	1.93%	1.71%	1.76%	1.54%
Portfolio Turnover Rate	5%[3,5]	15%[5]	2%	2%	3%	3%

*

Net investment income per share and the ratio of net investment income to average net assets include $.249 and 2.44%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. From August 2008 through February 2009, the fund invested in a combination of Vanguard mutual funds and common stocks. Effective in March 2009, the fund’s equity investments are solely in common stocks.

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Annualized.

4 The acquired fund fees and expenses were 0.10% for 2009. Including the acquired fund fees and expenses, the fund’s total operating expenses represented 0.30% of average net assets.

5 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investments in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Through March 11, 2009, the fund had investments in the Vanguard European, Pacific, and Emerging Markets Stock Index Funds in addition to direct investments in common stocks. Effective March 12, 2009, the fund’s equity investments are solely in common stocks. The fund’s direct and indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

38

Total International Stock Index Fund

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

B. The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The costs of such services are allocated to the fund under methods approved by the board of trustees. With respect to assets invested in other Vanguard funds through March 11, 2009, the fund’s direct expenses were reduced to the extent of savings realized by the Vanguard funds by the operation of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2009, the fund realized net foreign currency losses of $2,782,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment

39

Total International Stock Index Fund

companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through October 31, 2008, on passive foreign investment company holdings at April 30, 2009, was $92,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $686,643,000 to offset future net capital gains of $4,316,000 through October 31, 2009, $43,870,000 through October 31, 2010, and $638,457,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2009, the cost of investment securities for tax purposes was $22,026,911,000. Net unrealized depreciation of investment securities for tax purposes was $3,376,916,000, consisting of unrealized gains of $224,284,000 on securities that had risen in value since their purchase and $3,601,200,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	1,275	39,332	3,592
FTSE 100 Index	460	28,676	1,500
Topix Index	275	23,507	506

At April 30, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/24/09	EUR	28,586	USD	37,870	(168)
6/24/09	GBP	18,699	USD	27,708	305
6/17/09	JPY	674,900	USD	6,865	27

EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $1,051,000 resulting from the translation of other assets and liabilities at April 30, 2009.

40

Total International Stock Index Fund

D. During the six months ended April 30, 2009, the fund purchased $8,411,641,000 of investment securities and sold $7,305,531,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	Shares	Shares
	(000)	(000)
Issued	285,915	473,699
Issued in Lieu of Cash Distributions	43,832	33,718
Redeemed	(223,252)	(301,597)
Net Increase (Decrease) in Shares Outstanding	106,495	205,820

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

			Forward
	Investments	Futures	Currency
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	2,017,459	5,598	164
Level 2—Other significant observable inputs	16,630,748	—	—
Level 3—Significant unobservable inputs	1,788	—	—
Total	18,649,995	5,598	164

41

Total International Stock Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2009:

Investments
in Securities
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2008	—
Transfers into Level 3	1,785
Change in Unrealized Appreciation (Depreciation)	3
Balance as of April 30, 2009	1,788

42

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	10/31/2008	4/30/2009	Period[1]
Based on Actual Fund Return	$1,000.00	$994.74	$1.48
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.31	1.51

1 These calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.30%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

43

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

44

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management services since it began investing directly in stocks in 2008, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since 2008, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below that of its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

45

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

46

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008)

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1132 062009

Vanguard

Vanguard International Stock Index Funds Semiannual Report

April 30, 2009

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard Developed Markets Index Fund

Vanguard Institutional Developed Markets Index Fund

>	A broad-based rally in March and April helped many international markets recover most, if not all, of the ground lost earlier in the fiscal half-year.
>

For the six months ended April 30, returns for the conventional share classes of the Vanguard International Stock Index Funds ranged from a low of about –6% for the European Stock Index Fund to a high of about 16% for the Emerging Markets Stock Index Fund.

>	Sector performance varied widely across the developed and emerging markets, with materials and industrial companies generally demonstrating strength.

Contents

Your Fund’s Total Returns	1
President’s Letter	4
European Stock Index Fund	12
Pacific Stock Index Fund	36
Emerging Markets Stock Index Fund	59
Developed Markets Index Fund	87
Institutional Developed Markets Index Fund	95
About Your Fund’s Expenses	103
Trustees Approve Advisory Arrangements	106
Glossary	108

European Stock Index Fund

Pacific Stock Index Fund

Emerging Markets Stock Index Fund

Developed Markets Index Fund

Institutional Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard European Stock Index Fund
Investor Shares	VEURX	–5.84%
Admiral™ Shares[1]	VEUSX	–5.82
Signal® Shares[2]	VESSX	–5.81
Institutional Shares[3]	VESIX	–5.80
ETF Shares[4]	VGK
Market Price		–6.88
Net Asset Value		–5.84
MSCI Europe Index		–4.56
Average European Region Fund[5]		–3.56

Vanguard Pacific Stock Index Fund
Investor Shares	VPACX	–0.75%
Admiral Shares[1]	VPADX	–0.76
Signal Shares[2]	VPASX	–0.77
Institutional Shares[3]	VPKIX	–0.77
ETF Shares[4]	VPL
Market Price		–1.20
Net Asset Value		–0.77
MSCI Pacific Index		1.29
Average Japan/Pacific Region Fund[5]		–0.53

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Six Months Ended April 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	VEIEX	15.87%
Admiral Shares[1]	VEMAX	16.00
Signal Shares[2]	VERSX	15.98
Institutional Shares[3]	VEMIX	16.05
ETF Shares[4]	VWO
Market Price		16.96
Net Asset Value		15.97
MSCI Emerging Markets Index		17.38
Average Emerging Markets Fund[5]		11.37

Vanguard Developed Markets Index Fund	VDMIX	–4.12%
MSCI EAFE Index		–2.64
Average International Fund[5]		–2.20

Vanguard Institutional Developed Markets Index Fund	VIDMX	–4.07%
MSCI EAFE Index		–2.64
Average International Fund[5]		–2.20

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

October 31, 2008–April 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
European Stock Index Fund
Investor Shares	$21.99	$19.22	$1.497	$0.000
Admiral Shares	51.71	45.11	3.616	0.000
Signal Shares	20.01	17.46	1.397	0.000
Institutional Shares	22.04	19.22	1.553	0.000
ETF Shares	41.37	36.08	2.901	0.000
Pacific Stock Index Fund
Investor Shares	$7.94	$7.74	$0.140	$0.000
Admiral Shares	52.04	50.63	1.007	0.000
Signal Shares	18.08	17.59	0.349	0.000
Institutional Shares	7.96	7.74	0.158	0.000
ETF Shares	42.10	40.95	0.823	0.000
Emerging Markets Stock Index Fund
Investor Shares	$15.66	$17.30	$0.700	$0.000
Admiral Shares	20.63	22.76	0.969	0.000
Signal Shares	19.85	21.89	0.938	0.000
Institutional Shares	15.71	17.32	0.754	0.000
ETF Shares	24.83	27.38	1.178	0.000
Developed Markets Index Fund	$ 7.79	$ 7.09	$0.398	$0.000
Institutional Developed Markets Index Fund	$ 7.74	$ 7.03	$0.414	$0.000

President’s Letter

Dear Shareholder,

A springtime rally helped international markets to recoup most, if not all, of the losses sustained earlier in the fiscal half-year and to reclaim the lead over U.S. equities. Still, global markets remained well below their late-2007 highs.

Emerging markets led the way, with a return of about 16% for the conventional (non-ETF) share classes of Vanguard Emerging Markets Stock Index Fund. Developed markets in Europe and the Pacific region lagged, with returns of about –6% for the conventional shares of Vanguard European Stock Index Fund and about –1% for Vanguard Pacific Stock Index Fund. Returns for the Developed Markets Index Fund and its institutional counterpart, which hold market-based weightings in the European and Pacific markets, reflected the proportional returns of those markets.

Because of temporary price differences arising from fair-value pricing policies (see page 6 for an explanation), the funds did not track their respective target indexes as closely as they typically do. Compared with the average return of their international fund peers, the Emerging Markets Stock Index Fund had a strong lead, while the other funds fell a bit behind.

Until now, both Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund have been structured as funds-of-funds, investing in Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. However, beginning in

June, as previously announced, both developed markets funds may begin to invest a portion of their portfolios directly in individual stocks—a transition that has been successfully accomplished for Vanguard Total International Stock Index Fund, which was formerly included in this report.

The ability to invest up to 100% of each fund’s assets directly in stocks gives Vanguard greater flexibility in managing the portfolios, without altering the funds’ objectives and risks. The developed markets funds will continue to seek to track the performance of the MSCI EAFE Index. Investing directly in stocks also has the potential to enhance the funds’ tax efficiency, and may allow investors to gain U.S. tax benefits from the pass-through of withholding taxes paid by the fund to foreign governments.

Volatile six months ends amid signs of hope

After a bumpy start, overseas markets rallied in March and April. The broad international market finished the half-year almost unchanged, with a positive return of about 1%. Despite gloomy international economic forecasts, investors began to believe that perhaps the worst of the bad news regarding the global financial crisis and economic slowdown was over. Investors were encouraged by foreign governments’ stimulus programs and by early signs of stabilization in the United

Market Barometer
			Total Returns
		Periods Ended April 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	1.31%	–42.32%	3.02%
Russell 1000 Index (Large-caps)	–7.39	–35.30	–2.32
Russell 2000 Index (Small-caps)	–8.40	–30.74	–1.45
Dow Jones U.S. Total Stock Market Index	–6.97	–34.37	–1.86

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	7.74%	3.84%	4.78%
Barclays Capital Municipal Bond Index	8.20	3.11	4.11
Citigroup 3-Month Treasury Bill Index	0.19	1.01	3.05

CPI
Consumer Price Index	–1.54%	–0.74%	2.55%

1 Annualized.

A note on fair-value pricing
An index fund’s return sometimes may appear to diverge from the return of its benchmark index a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-

specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

States. Also, the U.S. dollar weakened compared with the euro, giving a modest boost to European stock returns for U.S. investors. The dollar appreciated, however, compared with the British pound and, to a lesser extent, the Japanese yen.

Although final six-month results for U.S. markets were less impressive, they also showed significant improvement from the beginning of the period. Things began to turn around in March, as investors gained confidence and started taking on more risk. In April, the U.S. stock market recorded its biggest monthly gain since 1991. The broad U.S. stock market returned about –7% for the six months.

Despite some encouraging signs, continued job losses and persistent uncertainty about the health of the financial sector, both in the United States and overseas, suggested that the road ahead could be bumpy.

Investor confidence boosted weakest bonds

The period was an erratic time for the fixed income market as well. After Lehman Brothers collapsed in September, investors steered clear of corporate bonds and instead sought safety in U.S. Treasury bonds—considered the safest, most liquid securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

Expense Ratios
Your Fund Compared With Its Peer Group
	Fund	Peer-Group
	Expense	Expense
	Ratio[1]	Ratio
European Stock Index Fund
Investor Shares	0.29%	1.34%
Admiral Shares	0.18	1.34
Signal Shares	0.18	1.34
Institutional Shares	0.13	1.34
ETF Shares	0.18	1.34
Pacific Stock Index Fund
Investor Shares	0.29%	1.57%
Admiral Shares	0.18	1.57
Signal Shares	0.18	1.57
Institutional Shares	0.13	1.57
ETF Shares	0.18	1.57
Emerging Markets Stock Index Fund
Investor Shares	0.39%	1.73%
Admiral Shares	0.27	1.73
Signal Shares	0.27	1.73
Institutional Shares	0.20	1.73
ETF Shares	0.27	1.73
Developed Markets Index Fund	0.29%	1.44%
Institutional Developed Markets Index Fund	0.13%	1.44%

1 The fund expense ratios shown are from the prospectus dated February 27, 2009, for the European, Pacific, and Emerging Markets Stock Index Funds and June 8, 2009, for the Developed Markets and Institutional Developed Markets Index Funds, and represent estimated costs for the current fiscal year based on each fund’s current net assets. For the six months ended April 30, 2009, the European Stock Index Fund’s annualized expense ratios were 0.29% for Investor Shares, 0.17% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.17% for ETF Shares. The Pacific Stock Index Fund’s annualized expense ratios were 0.29% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.18% for ETF Shares. The Emerging Markets Stock Index Fund’s annualized expense ratios were 0.38% for Investor Shares, 0.26% for Admiral Shares, 0.26% for Signal Shares, 0.20% for Institutional Shares, and 0.27% for ETF Shares. For the six months ended April 30, 2009, the annualized expense ratios for the Developed Markets and Institutional Developed Markets Index Funds were 0.29% and 0.13%, respectively, and represent a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds in which the funds invested during the six-month period. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

Later in the period, optimism from the stock market provided a boost to corporate bonds. High-yield—or “junk”—bonds posted record gains for the month of April. For the six months, both the Barclays Capital U.S. Aggregate Bond Index and the broad municipal bond market returned about 8%.

In December, the Federal Reserve Board responded to the credit crisis by lowering its target for short-term interest rates to a range of 0% to 0.25%, an all-time low. After a meeting in late April, policymakers announced that lower rates had led to modest improvements in the credit market but that, overall, conditions remained weak.

Emerging markets staged a strong comeback

After suffering some of the steepest declines during the prior fiscal year, emerging markets were the star performers in the first half of the new fiscal year—once again reminding investors of their significant volatility. Developing countries benefited from investors’ renewed appetite for risk. An agreement by developed nations to quadruple the resources of the International Monetary Fund, raising them to $1 trillion, also bolstered confidence in developing economies, which may have access to IMF funds to shore up their economies.

The Emerging Markets Stock Index Fund’s Investor Shares returned 15.87% for the six months. China, one of the largest developing-country holdings in the index and the fund, was a standout. Investors became more confident that the Chinese government’s massive stimulus program would help the world’s third-largest economy turn around, which would bode well for global recovery. Other sizable country holdings—including Brazil, South Africa, South Korea, and Taiwan—had returns that ranged from about 20% to about 25%.

The rising tide of investor sentiment for emerging markets lifted all ten industry sectors in the emerging markets index into positive territory. The materials and industrial sectors each returned about 25% on hopes that the economic downturn was bottoming out.

European and Pacific developed markets struggled

In contrast to the double-digit six-month gains posted by many emerging-market countries, developed markets struggled. The Investor Shares for the European Stock Index Fund returned –5.84%. Despite the spring rally, many European markets were unable to recoup early-period losses resulting from banks’ troubled assets and the deepening recession. The United Kingdom, France, and Germany—the region’s largest markets, together representing about three-fifths of the index, on average—sustained single-digit declines. Other countries, including Sweden and Spain, for example, gained ground.

The materials and industrial sectors in Europe notched gains, though not as robust as those in emerging markets. Most other sectors posted losses for the six months. Financials, the largest sector, was one of the weaker performers, as financial-center banks continued to deal with the global credit crisis. Utilities and health care also lagged.

The Investor Shares for the Pacific Stock Index Fund returned –0.75% for the six months. In Japan, which represented about three-quarters of the value of the index, a plunge in exports dealt another blow to the embattled economy. Still, Japanese stock prices proved remarkably resilient, sliding only modestly. Stocks in Australia, Hong Kong, and Singapore were able to post gains.

Half of the ten sectors in the Pacific region posted gains, including double-digit advances by materials and the small energy sector. As in Europe, the utilities and health care sectors were among the weakest performers.

The Developed Markets Index Fund returned –4.12% and the Institutional Developed Markets Index Fund returned –4.07%, reflecting their proportional investment in the European and Pacific Stock Index Funds.

Whether converging or decoupling, foreign stocks still have a role

After delivering superior returns for several years, international stocks were hit even harder than U.S. stocks by the most severe financial shock since the Great Depression. This led many investors to reconsider the merits of international investing and to retrench into U.S. assets. And it fueled the debate between those who believe world markets are “converging” (becoming more similar in performance through the stronger linkages of trade, finance, and banking) and those who believe markets are “decoupling.”

Indeed, research shows that when there is a bear market in U.S. stocks, other markets also tend to experience bear markets. Put differently, correlations among international equity markets tend to rise noticeably during global financial crises. However, the diversification benefits of international investing usually become more apparent once financial crises subside. That’s when the economic and financial performance of various countries can be expected to differ, reflecting the heterogeneous nature of national economies, capital-flow sensitivities, commodity-price exposures, and monetary and fiscal policies.

Because markets don’t move in lockstep, we believe it is appropriate to consider international stocks within a portfolio that is balanced and diversified across asset classes, consistent with your investment goals and risk tolerance. As it does in the United States, indexing offers a low-cost strategy to capture international equity-market returns, whether markets are rising or falling. Vanguard International Stock Index Funds offer a simple, convenient way to help you gain exposure to the potential long-term opportunities of investing abroad.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

May 14, 2009

Vanguard European ETF
Premium/Discount: March 4, 2005[1]–April 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	280	26.72%	101	9.63%
25–49.9	290	27.67	29	2.77
50–74.9	172	16.41	15	1.43
75–100.0	92	8.78	3	0.29
>100.0	62	5.92	4	0.38
Total	896	85.50%	152	14.50%

Vanguard Pacific ETF
Premium/Discount: March 4, 2005[1]–April 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	281	26.82%	143	13.65%
25–49.9	236	22.52	50	4.77
50–74.9	146	13.93	19	1.81
75–100.0	80	7.63	11	1.05
>100.0	69	6.58	13	1.24
Total	812	77.48%	236	22.52%

Vanguard Emerging Markets ETF
Premium/Discount: March 4, 2005[1]–April 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	180	17.18%	104	9.92%
25–49.9	211	20.13	58	5.53
50–74.9	182	17.37	31	2.96
75–100.0	113	10.78	25	2.39
>100.0	106	10.11	38	3.63
Total	792	75.57%	256	24.43%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

European Stock Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	510	488	1,813
Turnover Rate[3]	19%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.29%
Admiral Shares	0.18%
Signal Shares	0.18%
Institutional Shares	0.13%
ETF Shares	0.18%
Short-Term Reserves[5]	–0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.2%	8.2%	9.1%
Consumer Staples	11.6	11.6	8.3
Energy	12.0	12.1	11.5
Financials	22.3	22.2	24.0
Health Care	10.5	10.5	6.8
Industrials	9.9	9.9	10.4
Information Technology	3.3	3.3	6.7
Materials	7.9	8.0	10.5
Telecommunication
Services	7.4	7.3	7.0
Utilities	6.9	6.9	5.7

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.98	0.95
Beta	1.01	0.99

Ten Largest Holdings[7] (% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	2.9%
BP PLC	integrated oil
	and gas	2.7
Nestle SA (Registered)	packaged foods
	and meats	2.5
HSBC Holdings PLC	diversified banks	2.5
Total SA	integrated oil
	and gas	2.2
Vodafone Group PLC	wireless
	telecommunication
	services	2.0
Novartis AG (Registered)	pharmaceuticals	1.8
Roche Holdings AG	pharmaceuticals	1.8
Telefonica SA	integrated
	telecommunication
	services	1.6
GlaxoSmithKline PLC	pharmaceuticals	1.6
Top Ten		21.6%

1 MSCI Europe Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 The expense ratios shown are from the prospectus dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.29% for Investor Shares, 0.17% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.17% for ETF Shares.

5 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 The holdings listed exclude any temporary cash investments and equity index futures.

European Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
United Kingdom	31.5%	31.5%
France	16.3	16.3
Germany	12.8	12.7
Switzerland	11.8	11.8
Spain	6.6	6.6
Italy	5.5	5.5
Sweden	3.7	3.7
Netherlands	3.5	3.5
Finland	2.1	2.1
Belgium	1.4	1.4
Denmark	1.4	1.4
Norway	1.1	1.1
Other European Countries	2.3	2.4

1 MSCI Europe Index.

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
European Stock Index Fund
Investor Shares[2]	6/18/1990	–49.72%	–1.77%	–0.88%
Admiral Shares[2]	8/13/2001	–49.66	–1.67	0.35[3]
Signal Shares[2]	10/6/2006	–49.65	–19.73[3]	—
Institutional Shares[2]	5/15/2000	–49.65	–1.64	–2.19[3]
ETF Shares	3/4/2005
Market Price		–49.94	–7.31[3]	—
Net Asset Value		–49.65	–7.29[3]	—

1 Six months ended April 30, 2009.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Returns since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Austria (0.5%)
	OMV AG	411,456	12,747
	Telekom Austria AG	861,508	11,332
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	473,896	9,888
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	193,025	7,926
	Voestalpine AG	287,431	5,499
^	Raiffeisen International
	Bank-Holding AG	135,324	4,665
*	Vienna Insurance Group	92,691	3,614
	Strabag SE	129,312	2,991
	Wienerberger AG	208,463	2,453
			61,115
Belgium (1.4%)
	Anheuser-Busch InBev NV	1,796,611	54,998
	Delhaize Group	249,154	16,804
	Groupe Bruxelles
	Lambert SA	200,676	14,467
^	Fortis	5,562,341	13,673
	Solvay SA	148,592	12,737
	Belgacom SA	419,673	12,199
	Colruyt NV	41,200	9,365
^	KBC Bank &
	Verzekerings Holding	398,082	8,750
*	UCB SA	252,983	6,886
^	Dexia	1,329,903	6,450
	Umicore	312,143	6,118
	Compagnie Nationale
	a Portefeuille	98,947	4,769
	Mobistar SA	77,307	4,626
			171,842
Denmark (1.4%)
	Novo Nordisk A/S B Shares	1,116,351	53,117
*	Vestas Wind Systems A/S	462,010	29,990
^	AP Moller-Maersk A/S
	B Shares	2,741	15,922

			Market
			Value•
		Shares	($000)
*	Danske Bank A/S	1,132,473	12,421
	Carlsberg A/S B Shares	178,129	8,564
^	AP Moller-Maersk A/S
	A Shares	1,372	7,838
	Novozymes A/S	114,164	7,697
^	DSV A/S	479,036	5,410
*	Topdanmark A/S	39,228	4,637
^,*	FLS Industries A/S B Shares	133,265	4,262
	Coloplast A/S B Shares	58,526	3,995
	Danisco A/S	118,663	3,886
	Trygvesta A/S	67,895	3,716
*	Jyske Bank A/S	121,775	3,120
^,*	William Demant A/S	59,227	2,801
			167,376
Finland (2.1%)
^	Nokia Oyj	9,481,245	134,666
^	Fortum Oyj	1,108,459	22,358
^	Sampo Oyj A Shares	1,050,005	19,587
	UPM-Kymmene Oyj	1,295,561	11,594
	Kone Oyj	383,883	10,486
*	Stora Enso Oyj R Shares	1,429,234	8,158
^	Wartsila Oyj B Shares	207,863	6,853
	Metso Oyj	322,760	4,942
	Elisa Oyj Class A	346,232	4,584
	Outokumpu Oyj A Shares	296,059	4,411
^	Kesko Oyj	164,889	4,288
^	Nokian Renkaat Oyj	264,994	4,185
^	Neste Oil Oyj	316,909	4,099
	Rautaruuki Oyj	205,175	3,818
	Orion Oyj	225,284	3,263
^	Sanoma Oyj	203,505	2,681
^	Pohjola Bank PLC	280,265	2,074
^,*	Pohjola Bank PLC
	Assimilation Line
	Exp. 5/5/09	160,148	1,208
			253,255
France (16.2%)
	Total SA	5,321,540	266,268
^	Sanofi-Aventis	2,624,088	151,967
	BNP Paribas SA	2,046,919	107,758

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	France Telecom SA	4,564,932	101,342
^	Gaz de France	2,733,792	98,182
^	Vivendi SA	2,917,946	78,461
^	Axa	3,862,092	64,890
^	Carrefour SA	1,582,503	64,166
	Societe Generale Class A	1,158,871	59,228
^	Groupe Danone	1,089,401	51,819
^	ArcelorMittal
	(Amsterdam Shares)	2,190,447	51,310
^	Air Liquide SA	618,183	50,301
	Vinci SA	1,051,698	47,117
^	LVMH Louis Vuitton
	Moet Hennessy	611,059	46,134
^	L'Oreal SA	601,672	43,043
^	Schneider Electric SA	555,809	42,296
	Alstom	532,615	33,202
	Cie. de St. Gobain SA	917,576	32,918
	Credit Agricole SA	2,221,390	32,480
	Unibail Co.	204,465	30,491
^	Pernod Ricard SA	484,271	28,637
^	Veolia Environnement	945,055	25,888
^	Bouygues SA	596,565	25,449
	Electricite de France	498,269	23,080
^	Essilor International SA	500,699	21,572
^	Accor SA	474,588	20,081
^	Compagnie Generale des
	Etablissements
	Michelin SA	362,013	18,531
^	Lafarge SA	316,602	17,865
^	Hermes International	132,731	17,603
	Renault SA	461,765	14,806
*	Alcatel-Lucent	5,775,476	14,604
^	Pinault-
	Printemps-Redoute SA	188,187	14,418
	Vallourec SA	131,725	14,398
^,*	Cap Gemini SA	344,604	12,881
	SES Global Fiduciary
	Depositary Receipts	703,717	12,703
^	European Aeronautic
	Defence and Space Co.	807,985	11,662
	Sodexho Alliance SA	235,816	11,328
	STMicroelectronics NV	1,705,822	11,242
^	Technip SA	259,649	11,155
*	Suez Environnement SA	673,215	10,262
^	Publicis Groupe SA	314,979	9,627
^	Lagardere S.C.A.	295,146	9,266
^	SCOR SA	437,696	9,186
	Thales SA	220,702	9,156
^	Christian Dior SA	135,826	9,101
	PSA Peugeot Citroen	381,756	8,816
*	Lafarge SA Assimilation
	Line Exp. 7/1/09	144,684	7,753
^	CNP Assurances	93,301	7,356
	Casino
	Guichard-Perrachon SA	109,104	6,806
^	Dassault Systemes SA	164,473	6,751

			Market
			Value•
		Shares	($000)
	Neopost SA	78,223	6,624
	Natixis	2,514,263	5,693
	Safran SA	467,370	5,578
*	Compagnie Generale de
	Geophysique SA	373,872	5,401
	Atos Origin SA	174,894	5,392
	Eutelsat Communications	220,792	4,781
^	Eiffage SA	90,520	4,670
	Legrand SA	231,412	4,645
^	Klepierre	208,668	4,639
^,*	Iliad SA	41,069	4,314
	Aeroports de Paris (ADP)	74,770	4,305
^	ICADE	49,624	3,839
	Valeo SA	185,729	3,827
	Air France	339,405	3,768
	Bureau Veritas SA	91,920	3,741
^	Societe des Autoroutes
	Paris-Rhin-Rhone	56,788	3,657
	Societe BIC SA	66,522	3,571
^	PagesJaunes SA	319,978	3,476
^	Zodiac SA	104,424	3,050
^	Imerys SA	71,197	2,946
^	M6 Metropole Television	156,169	2,919
	Eramet SLN	12,935	2,778
^	Societe Television Francaise	1,289,139	2,708
^	Wendel Investissement	69,984	2,567
*	Biomerieux SA	33,897	2,539
	Eurazeo	61,848	2,527
	Ipsen Promesses	61,011	2,498
^	JCDecaux SA	167,279	2,379
^	Gecina SA	39,627	2,169
			1,986,357
Germany (12.7%)
^	E.On AG	4,741,802	160,353
	Siemens AG	2,166,403	145,658
^	Allianz AG	1,130,105	104,278
^	Bayer AG	1,906,604	94,772
^	BASF AG	2,302,687	86,898
	Deutsche Telekom AG	7,071,378	85,515
	SAP AG	2,140,314	82,287
	RWE AG	1,109,761	80,001
^	Deutsche Bank AG	1,352,774	72,140
	Daimler AG (Registered)	2,001,406	71,751
^	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	514,862	71,139
^	Volkswagen AG	220,695	69,823
	Deutsche Boerse AG	485,412	35,860
	Bayerische Motoren
	Werke AG	825,902	28,617
	Linde AG	336,228	26,813
	Deutsche Post AG	2,114,857	24,401
^	K&S AG	370,972	22,317
	ThyssenKrupp AG	894,397	19,134
^	Adidas AG	495,205	18,710

European Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Fresenius Medical Care AG	474,314	18,406
^	Volkswagen AG Pfd.	263,213	16,713
	Man AG	263,785	16,350
	Porsche AG	217,645	15,678
	Merck KGaA	160,329	14,376
^	Metro AG	283,170	12,045
^	Henkel AG & Co. KGaA	442,385	11,998
^	Commerzbank AG	1,762,582	11,984
^	Fresenius AG Pfd.	201,505	10,393
^	Beiersdorf AG	221,149	9,112
	DaimlerChrysler AG	248,172	8,860
^	Henkel KGaA	325,049	8,036
^,*	Qiagen NV	465,908	7,709
	Deutsche Lufthansa AG	567,626	7,241
	Salzgitter AG	98,086	6,977
^	RWE AG Pfd.	97,422	6,050
^	Solarworld AG	209,679	5,976
^	TUI AG	529,285	5,819
	Hochtief AG	103,653	5,076
	GEA Group AG	368,394	4,845
	Hannover
	Rueckversicherung AG	147,613	4,783
^	Deutsche Postbank AG	220,619	4,714
^	Celesio AG	210,035	4,658
^	Wacker Chemie AG	39,724	4,112
^	Fraport AG	92,682	3,736
*	Puma AG	16,181	3,468
^,*	Q-Cells AG	156,351	3,338
*	United Internet AG	317,276	3,329
	Suedzucker AG	166,034	3,214
^	Fresenius AS	70,559	2,917
	Bayerische Motoren
	Werke (BMW)	125,787	2,644
^	HeidelbergCement AG	62,396	2,631
	Hamburger Hafen und
	Logistik AG	61,593	2,220
			1,549,875
Greece (0.8%)
	National Bank of Greece SA	1,031,658	21,454
	Greek Organization of
	Football Prognostics	560,130	17,280
*	Alpha Credit Bank SA	943,443	9,190
	Hellenic
	Telecommunications
	Organization SA	475,203	7,235
	Bank of Piraeus	778,275	7,136
	Coca-Cola Hellenic
	Bottling Co. SA	408,727	6,536
	Marfin Financial Group SA	1,485,997	6,372
	EFG Eurobank Ergasias	786,940	6,178
	Public Power Corp.	259,536	5,003
	National Bank
	of Greece SA ADR	1,051,515	4,259
	Titan Cement Co. SA	143,472	3,658
	Hellenic Petroleum SA	303,921	2,945

			Market
			Value•
		Shares	($000)
	Hellenic
	Telecommunications
	Organization SA ADR	394,508	2,931
			100,177
Ireland (0.5%)
	CRH PLC	1,670,522	43,365
	Kerry Group PLC A Shares	351,069	7,218
*	Elan Corp. PLC	1,167,947	6,950
*	Ryanair Holdings PLC ADR	133,845	3,661
*	Ryanair Holdings PLC	215,111	929
^	Anglo Irish Bank Corp. PLC	2,503,596	719
*	CRH PLC	14,534	375
			63,217
Italy (5.4%)
	Eni SpA	6,494,228	139,361
	UniCredit SpA	30,406,404	74,039
	Intesa Sanpaolo SpA	19,212,328	61,208
	Enel SpA	10,800,941	58,546
	Assicurazioni
	Generali SpA	2,638,079	53,674
	Telecom Italia SpA	25,033,174	31,654
	Unione Di Banche
	Italiane ScpA	1,506,851	20,777
^,*	Fiat SpA	1,771,607	17,320
^,*	Tenaris S.A.	1,176,727	14,801
	Finmeccanica SpA	1,004,531	14,151
	Saipem SpA	660,777	14,124
	Mediobanca Banca di
	Credito Finanziaria SpA	1,223,883	14,121
	Telecom Italia SpA RNC	14,933,487	13,341
	Atlantia SpA	643,643	11,355
	Mediaset SpA	1,918,185	10,776
	Banco Popolare SpA	1,599,579	10,509
	Banca Monte dei Paschi
	di Siena SpA	6,179,417	9,888
	Terna SpA	3,000,749	9,636
	Parmalat SpA	4,141,375	8,225
	Snam Rete Gas SpA	1,957,707	7,753
	Alleanza Assicurazioni SpA	1,059,124	7,097
	Banca Carige SpA	1,822,317	6,675
^	Luxottica Group SpA	340,995	6,258
	Banca Popolare di
	Milano SpA	992,345	5,769
	A2A SpA	3,157,918	5,191
	Intesa Sanpaolo SpA
	Non Convertible Risp.	2,229,356	4,951
	Prysmian SpA	273,647	3,327
*	Lottomatica SpA	154,023	3,166
	ACEA SpA	240,092	2,978
	Fondiari-Sai SpA	171,525	2,852
	Saras SpA Raffinerie Sarde	849,022	2,486
	Pirelli & C. Accomandita
	per Azioni SpA	6,350,972	2,471
^	Mediolanum SpA	526,398	2,406
*	Exor SpA	176,728	2,261
^	Italcementi SpA	172,707	2,079

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Unipol Gruppo Finanziario
	SpA	1,666,086	2,071
^	Autogrill SpA	258,081	1,961
^	Bulgari SpA	381,146	1,941
	Unipol Gruppo Finanziario
	SpA Pfd.	2,309,598	1,919
	Italcementi SpA Risp.	256,311	1,625
*	Snam Rete Gas SpA
	Rights Exp. 5/15/09	1,957,707	1,502
			666,245
Netherlands (3.5%)
	Unilever NV	4,063,418	80,405
	Koninklijke KPN NV	4,352,960	52,333
	ING Groep NV	4,885,158	44,529
	Koninklijke (Royal) Philips
	Electronics NV	2,425,745	43,768
	Koninklijke Ahold NV	2,973,090	32,574
	Akzo Nobel NV	592,617	24,783
	ASML Holding NV	1,045,446	21,938
	Heineken NV	608,279	18,076
	Aegon NV	3,553,815	17,874
	Reed Elsevier NV	1,561,224	17,153
	TNT NV	922,745	17,006
	Wolters Kluwer NV	679,984	11,189
	Koninklijke DSM NV	337,026	10,452
	Heineken Holding NV	273,975	6,469
	Randstad Holding NV	256,537	5,886
	SBM Offshore NV	357,204	5,757
	Fugro NV	146,822	5,256
	Corio NV	110,210	4,891
	Koninklijke Boskalis
	Westminster NV	139,414	3,251
	SNS REAAL	339,243	1,910
	ASML Holding NV
	(New York Shares)	26,013	550
	Aegon NV (New York) ARS	2,625	12
			426,062
Norway (1.1%)
	StatoilHydro ASA	3,201,717	59,672
^	Orkla ASA	2,040,173	14,606
	Telenor ASA	2,082,239	12,950
^	Yara International ASA	474,243	12,710
	DnB NOR ASA	1,829,056	11,385
	Norsk Hydro ASA	1,717,394	7,572
^	Seadrill Ltd.	699,593	7,467
^,*	Renewable
	Energy Corp. AS	369,000	3,333
^	Frontline Ltd.	129,900	2,569
^	Aker Solutions ASA	412,056	2,491
			134,755
Portugal (0.5%)
	Electricidade de
	Portugal SA	4,574,425	16,637
	Portugal Telecom SGPS SA	1,530,579	11,671
^	Banco Espirito Santo SA	1,294,251	6,335

			Market
			Value•
		Shares	($000)
	Galp Energia, SGPS, SA
	B Shares	473,892	6,284
^	Banco Comercial
	Portugues SA	5,878,261	5,486
	Brisa-Auto Estradas de
	Portugal SA	754,906	5,145
^,*	EDP Renovaveis SA	546,345	4,455
^	Cimpor-Cimento de
	Portugal SA	676,715	4,037
	Jeronimo Martins,
	SGPS, SA	530,675	2,993
^	Zon Multimedia Servicos
	de Telecomunicacoes e
	Multimedia SGPS SA	438,885	2,399
			65,442
Spain (6.6%)
	Telefonica SA	10,364,007	196,358
	Banco Santander SA	19,927,648	191,683
	Banco Bilbao Vizcaya
	Argentaria SA	8,881,624	96,256
	Iberdrola SA	8,734,591	68,783
	Repsol YPF SA	1,827,221	34,731
^	Industria de Diseno
	Textil SA	544,200	23,204
^	ACS, Actividades de
	Contruccion y
	Servisios, SA	458,301	22,922
^	Banco Popular Espanol SA	1,970,798	16,243
^	Banco de Sabadell SA	2,280,729	13,161
^	Abertis
	Infraestructuras SA	670,212	11,996
	Red Electrica de
	Espana SA	270,805	11,334
	Gas Natural SDG SA	559,408	8,870
	Gamesa Corporacion
	Tecnologica SA	456,373	8,614
*	Iberdrola Renovables	2,118,811	8,604
	Criteria Caixacorp SA	2,095,197	7,870
^	Bankinter SA	661,273	7,817
	Enagas SA	444,468	7,727
	Acciona SA	70,361	7,194
^	Zardoya Otis SA	318,407	6,526
	Grifols SA	318,858	5,595
^	Acerinox SA	351,508	5,354
	Mapfre SA	1,807,328	5,152
^	Indra Sistemas, SA	245,059	4,847
^	Banco de Valencia SA	511,334	4,676
^	Grupo Ferrovial SA	158,259	4,589
	Banco Santander SA ADR	455,572	4,169
^	Fomento de Construc y
	Contra SA	112,176	4,009
	Telefonica SA ADR	66,228	3,728
^,*	Cintra Concesiones de
	Infraestructuras de
	Transport SA	566,026	3,093
^	Gestevision Telecinco SA	271,527	2,560

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Iberia (Linea Aerea Espana)	1,170,966	2,186
^	Sacyr Vallehermoso SA	195,552	2,010
*	Banco de Valencia SA
	Rights Exp. 5/11/09	511,334	88
			801,949
Sweden (3.7%)
^	Telefonaktiebolaget LM
	Ericsson AB Class B	7,394,412	62,807
^	Nordea Bank AB	8,042,394	59,822
^	Hennes & Mauritz AB
	B Shares	1,275,260	56,774
	TeliaSonera AB	5,600,519	26,277
^	Svenska
	Handelsbanken AB
	A Shares	1,141,359	19,883
^	Volvo AB B Shares	2,714,222	17,698
^	Sandvik AB	2,508,036	16,472
^	Investor AB B Shares	1,132,705	16,365
^	Atlas Copco AB A Shares	1,672,834	15,551
^,*	Skandinaviska Enskilda
	Banken AB A Shares	3,923,599	15,232
	Svenska Cellulosa AB
	B Shares	1,398,258	13,482
^	SKF AB B Shares	966,566	10,599
^	Skanska AB B Shares	941,554	10,156
^	Assa Abloy AB	779,806	9,181
^	Swedish Match AB	629,923	8,989
	Millicom International
	Cellular SA	175,860	8,652
^	Scania AB B Shares	797,055	8,451
^	Alfa Laval AB	913,668	8,093
^	Atlas Copco AB B Shares	962,107	7,964
^	Volvo AB A Shares	1,104,216	7,232
^	Tele2 AB B Shares	764,182	7,203
^,*	Electrolux AB Series B	638,991	7,200
^,*	Securitas AB B Shares	778,869	6,454
^	Getinge AB B Shares	501,460	5,825
^	Husqvarna AB B Shares	1,027,416	5,051
^	Swedbank AB A Shares	891,172	5,018
^	SSAB Svenskt Stal AB
	Series A	454,834	4,333
^,*	Lundin Petroleum AB	556,243	3,617
^	Modern Times Group AB
	B Shares	124,296	3,363
	Holmen AB	131,687	2,904
	SSAB Svenskt Stal AB
	Series B	210,099	1,884
			452,532
Switzerland (11.7%)
	Nestle SA (Registered)	9,553,698	311,419
	Novartis AG (Registered)	5,934,919	224,627
	Roche Holdings AG	1,752,499	220,997
	Credit Suisse Group
	(Registered)	2,664,830	104,132
*	UBS AG	7,239,252	99,442
	ABB Ltd.	5,488,299	77,694

			Market
			Value•
		Shares	($000)
	Zurich Financial
	Services AG	354,495	65,876
	Syngenta AG	241,748	51,611
	Holcim Ltd. (Registered)	491,422	24,926
*	Compagnie Financiere
	Richemont SA	1,296,929	23,217
	Swiss Re (Registered)	834,924	19,819
	Julius Baer Holding, Ltd.	526,412	17,269
	Swisscom AG	59,811	15,596
	Synthes, Inc.	148,413	15,016
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	11,733	13,158
	Adecco SA (Registered)	305,983	12,043
*	Actelion Ltd.	245,467	11,183
	Geberit AG	102,044	10,875
	Lonza AG (Registered)	118,478	10,869
	Swatch Group AG (Bearer)	77,017	10,716
	Givaudan SA	16,858	10,673
	Kuehne & Nagel
	International AG	134,569	10,114
	Baloise Holdings AG	125,091	9,183
	Sonova Holding AG	115,523	7,506
	Swiss Life Holding	87,218	6,748
	Schindler Holding AG
	(Bearer Participation
	Certificates)	127,311	6,674
	Nobel Biocare Holding AG	296,720	6,049
*	Logitech International SA	433,359	5,791
	Lindt & Spruengli
	AG Regular	277	5,300
	Pargesa Holding SA	67,230	4,253
	Sulzer AG (Registered)	69,129	3,757
	Straumann Holding AG	19,658	3,595
	Swatch Group AG
	(Registered)	125,060	3,587
	Lindt & Spruengli AG	2,030	3,249
*	Aryzta AG
	(Switzerland Shares)	104,408	3,024
	BKW FMB Energie AG	40,124	2,790
*	Aryzta AG (Ireland Shares)	93,482	2,724
	EFG International	129,237	1,564
*	UBS AG
	(New York Shares)	75,873	1,035
			1,438,101
United Kingdom (31.2%)
	BP PLC	44,098,842	311,632
	HSBC Holdings PLC	42,776,447	304,203
	Vodafone Group PLC	123,077,555	226,213
	GlaxoSmithKline PLC	12,964,711	199,699
	Royal Dutch Shell PLC
	Class B	6,724,527	152,180
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	6,436,888	147,628
	BG Group PLC	8,370,528	133,660

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	AstraZeneca Group PLC	3,609,691	126,395
	BHP Billiton PLC	5,505,244	114,261
	British American
	Tobacco PLC	4,731,230	114,102
	Rio Tinto PLC	2,489,931	101,169
	Tesco PLC	19,610,251	97,165
	Barclays PLC	20,879,564	84,773
	Diageo PLC	6,240,446	74,447
	Standard Chartered PLC	4,717,699	72,980
	Anglo American PLC	3,283,892	70,664
	Unilever PLC	3,201,510	62,339
	Reckitt Benckiser
	Group PLC	1,501,914	58,958
	Imperial Tobacco
	Group PLC	2,534,913	57,837
	Royal Dutch Shell PLC
	Class A	2,407,552	55,428
	National Grid Transco PLC	6,057,158	50,326
	BAE Systems PLC	8,796,564	46,272
	Centrica PLC	12,724,654	42,543
	Xstrata PLC	4,759,311	41,959
	Lloyds Banking
	Group PLC	24,496,380	39,733
	SABMiller PLC	2,259,726	37,891
	Scottish & Southern
	Energy PLC	2,288,574	37,296
	Prudential PLC	6,239,943	35,865
	Aviva PLC	6,608,211	30,425
	BT Group PLC	19,346,196	26,661
	Royal Bank of Scotland
	Group PLC	42,056,610	25,667
	Cadbury PLC	3,391,820	25,362
	Tullow Oil PLC	1,984,217	23,424
	Rolls-Royce Group PLC	4,571,333	22,662
	Compass Group PLC	4,614,569	21,942
	Morrison
	Supermarkets PLC	5,884,723	21,316
	Pearson PLC	2,012,565	20,767
	Reed Elsevier PLC	2,741,072	20,317
	British Sky Broadcasting
	Group PLC	2,832,011	20,161
	Marks & Spencer
	Group PLC	3,941,819	19,529
	BP PLC ADR	436,130	18,518
	Shire Ltd.	1,390,848	17,391
*	WPP PLC	2,488,538	17,026
	Experian Group Ltd.	2,557,492	16,840
	Kingfisher PLC	5,891,044	16,037
	Royal & Sun Alliance
	Insurance Group PLC	8,305,772	15,979
	Man Group PLC	4,220,195	15,599
	Capita Group PLC	1,545,866	15,586
	Smith & Nephew PLC	2,208,342	15,537
^	Land Securities Group PLC	1,845,181	15,217
	Standard Life PLC	5,449,920	15,153
	Vodafone Group PLC ADR	780,960	14,331

			Market
			Value•
		Shares	($000)
	International Power PLC	3,790,716	13,853
	Cable and Wireless PLC	6,287,066	13,846
^	British Land Co., PLC	2,111,801	13,325
	United Utilities Group PLC	1,690,828	12,645
^,*	Wolseley PLC	703,182	12,611
	J. Sainsbury PLC	2,600,303	12,601
	Old Mutual PLC	12,525,008	12,479
	Legal & General
	Group PLC	14,667,260	12,461
	Next PLC	492,844	11,788
^	Thomson Reuters PLC	446,813	11,493
	Carnival PLC	406,048	11,158
*	Autonomy Corp.PLC	531,292	11,146
*	Cairn Energy PLC	341,160	10,696
	Smiths Group PLC	975,349	10,481
	Johnson Matthey PLC	537,112	9,485
	Associated British
	Foods PLC	881,912	9,310
	Severn Trent PLC	589,625	9,072
	The Sage Group PLC	3,234,325	8,808
	Group 4 Securicor PLC	3,159,743	8,762
	Antofagasta PLC	972,083	8,343
^	Hammerson PLC	1,743,462	8,078
	Home Retail Group	2,186,286	8,045
	Amec PLC	829,225	7,548
	Rexam PLC	1,590,491	7,367
	Cobham PLC	2,835,957	7,347
	ICAP PLC	1,295,951	7,084
	Eurasian Natural
	Resources Corp.	807,331	7,030
	Serco Group PLC	1,214,190	6,551
	Bunzl PLC	804,914	6,490
	Burberry Group PLC	1,086,726	6,469
	Drax Group PLC	852,805	6,467
	Lonmin PLC	296,226	6,220
	Admiral Group PLC	460,726	6,161
	InterContinental Hotels
	Group PLC	645,646	6,134
	Whitbread PLC	438,439	6,065
	FirstGroup PLC	1,215,042	5,944
	Balfour Beatty PLC	1,203,345	5,942
*	Invensys PLC	2,019,395	5,897
	Tomkins PLC	2,219,877	5,667
	Vedanta Resources PLC	357,724	5,596
	Friends Provident PLC	5,796,355	5,454
	Ladbrokes PLC	1,513,441	5,228
	TUI Travel PLC	1,390,038	5,181
	Segro PLC	14,269,437	5,004
^	3i Group PLC	1,050,956	4,943
	Investec PLC	1,001,951	4,799
	Tate & Lyle PLC	1,140,659	4,623
	Hays PLC	3,462,682	4,597
	Meggitt PLC	1,676,902	4,444
	Kazakhmys PLC	534,704	4,154
	Thomas Cook Group PLC	1,075,137	4,150
	IMI PLC	791,281	4,149

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	LogicaCMG PLC	3,666,137	4,136
^	London Stock
	Exchange PLC	368,633	4,040
	United Business
	Media Ltd.	574,376	3,890
	ITV PLC	8,180,322	3,841
^	Liberty International PLC	640,852	3,756
	Schroders PLC	299,140	3,623
	Daily Mail and General
	Trust PLC	720,087	3,496
	British Airways PLC	1,462,272	3,166
^,*	The Berkeley Group
	Holdings PLC	215,774	3,103
	Stagecoach Group PLC	1,373,363	2,643
^	Carphone Warehouse PLC	1,029,492	2,255
	WPP PLC ADR	59,481	2,030
*	Liberty International PLC
	Rights Exp. 5/21/09	166,747	223
			3,822,458
Total Common Stocks
(Cost $19,880,677)			12,160,758
Temporary Cash Investments (17.5%)[1]
Money Market Fund (17.3%)
2,3	Vanguard Market
	Liquidity Fund,
	0.355%	2,125,079,501	2,125,080

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.2%)
4	Federal Home Loan Bank,
	0.571%, 7/20/09	5,000	4,999
4	Federal Home Loan Bank,
	0.411%, 9/28/09	5,000	4,994
4,5	Federal Home Loan
	Mortgage Corp., 0.592%,
	8/26/09	10,000	9,994
			19,987
Total Temporary Cash Investments
(Cost $2,145,045)			2,145,067
Total Investments (116.8%)
(Cost $22,025,722)			14,305,825
Other Assets and Liabilites (–16.8%)
Other Assets			80,324
Liabilities[3]			(2,134,501)
			(2,054,177)
Net Assets (100%)			12,251,648

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	21,430,430
Undistributed Net Investment Income	149,771
Accumulated Net Realized Losses	(1,618,625)
Unrealized Appreciation (Depreciation)
Investment Securities	(7,719,897)
Futures Contracts	11,527
Foreign Currencies and Forward
Currency Contracts	(1,558)
Net Assets	12,251,648

Investor Shares—Net Assets
Applicable to 313,631,857 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,026,483
Net Asset Value Per Share—
Investor Shares	$19.22

Admiral Shares—Net Assets
Applicable to 27,924,258 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,259,528
Net Asset Value Per Share—
Admiral Shares	$45.11

Signal Shares—Net Assets
Applicable to 10,717,119 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	187,102
Net Asset Value Per Share—
Signal Shares	$17.46

European Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 168,272,930 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,234,339
Net Asset Value Per Share—
Institutional Shares	$19.22

ETF Shares—Net Assets
Applicable to 42,794,873 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,544,196
Net Asset Value Per Share—
ETF Shares	$36.08

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,994,139,000.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 16.9%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $2,081,647,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $9,495,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

ARS—Auction Rate Security.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Dividends[1]	266,937
Interest[2]	486
Security Lending	7,523
Total Income	274,946
Expenses
The Vanguard Group—Note B
Investment Advisory Services	304
Management and Administrative—Investor Shares	8,723
Management and Administrative—Admiral Shares	741
Management and Administrative—Signal Shares	102
Management and Administrative—Institutional Shares	1,044
Management and Administrative—ETF Shares	839
Marketing and Distribution—Investor Shares	1,875
Marketing and Distribution—Admiral Shares	214
Marketing and Distribution—Signal Shares	38
Marketing and Distribution—Institutional Shares	569
Marketing and Distribution—ETF Shares	301
Custodian Fees	1,038
Auditing Fees	4
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	10
Trustees’ Fees and Expenses	12
Total Expenses	15,868
Net Investment Income	259,078
Realized Net Gain (Loss)
Investment Securities Sold	(1,642,287)
Futures Contracts	(37,448)
Foreign Currencies and Forward Currency Contracts	(8,445)
Realized Net Gain (Loss)	(1,688,180)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(227,632)
Futures Contracts	25,974
Foreign Currencies and Forward Currency Contracts	10,746
Change in Unrealized Appreciation (Depreciation)	(190,912)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,620,014)

1 Dividends are net of foreign withholding taxes of $29,011,000.

2 Interest income from an affiliated company of the fund was $163,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	259,078	1,208,160
Realized Net Gain (Loss)	(1,688,180)	3,003,134
Change in Unrealized Appreciation (Depreciation)	(190,912)	(20,976,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,620,014)	(16,764,987)
Distributions
Net Investment Income
Investor Shares	(708,975)	(743,072)
Admiral Shares	(100,154)	(87,518)
Signal Shares	(14,655)	(14,971)
Institutional Shares	(234,718)	(139,970)
ETF Shares	(124,097)	(97,010)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,182,599)	(1,082,541)
Capital Share Transactions
Investor Shares	(2,593,527)	(3,934,149)
Admiral Shares	(15,269)	12,041
Signal Shares	(7,629)	(29,856)
Institutional Shares	355,644	815,638
ETF Shares	16,913	225,574
Net Increase (Decrease) from Capital Share Transactions	(2,243,868)	(2,910,752)
Total Increase (Decrease)	(5,046,481)	(20,758,280)
Net Assets
Beginning of Period	17,298,129	38,056,409
End of Period[1]	12,251,648	17,298,129

1 Net Assets—End of Period includes undistributed net investment income of $149,771,000 and $1,073,239,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$21.99	$43.43	$34.67	$27.00	$23.77	$19.93
Investment Operations
Net Investment Income	.378	1.372[1]	1.298[1]	.920	.670	.540
Net Realized and Unrealized Gain (Loss)
on Investments	(1.651)	(21.597)	8.386	7.450	3.140	3.760
Total from Investment Operations	(1.273)	(20.225)	9.684	8.370	3.810	4.300
Distributions
Dividends from Net Investment Income	(1.497)	(1.215)	(.924)	(.700)	(.580)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.497)	(1.215)	(.924)	(.700)	(.580)	(.460)
Net Asset Value, End of Period	$19.22	$21.99	$43.43	$34.67	$27.00	$23.77

Total Return[2]	–5.84%	–47.80%	28.49%	31.63%	16.21%	21.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,026	$10,534	$26,188	$16,850	$10,759	$7,904
Ratio of Total Expenses to
Average Net Assets	0.29%[3]	0.22%	0.22%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	3.68%[3]	3.82%	3.35%	3.35%	2.84%	2.67%
Portfolio Turnover Rate[4]	19%[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$51.71	$102.09	$81.50	$63.44	$55.84	$46.82
Investment Operations
Net Investment Income	.921	3.177[1]	3.140[1]	2.230	1.611	1.308
Net Realized and Unrealized Gain (Loss)
on Investments	(3.905)	(50.618)	19.692	17.510	7.396	8.830
Total from Investment Operations	(2.984)	(47.441)	22.832	19.740	9.007	10.138
Distributions
Dividends from Net Investment Income	(3.616)	(2.939)	(2.242)	(1.680)	(1.407)	(1.118)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.616)	(2.939)	(2.242)	(1.680)	(1.407)	(1.118)
Net Asset Value, End of Period	$45.11	$51.71	$102.09	$81.50	$63.44	$55.84

Total Return[2]	–5.82%	–47.74%	28.59%	31.77%	16.32%	21.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,260	$1,472	$2,955	$2,175	$1,360	$628
Ratio of Total Expenses to
Average Net Assets	0.17%[3]	0.12%	0.12%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.80%[3]	3.92%	3.45%	3.45%	2.93%	2.76%
Portfolio Turnover Rate[4]	19%[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Signal Shares
	Six Months			Oct. 6,
	Ended		Year Ended	2006[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.01	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	.355	1.255[2]	1.151[2]	.010[2]
Net Realized and Unrealized Gain (Loss) on Investments	(1.508)	(19.616)	7.681	1.090
Total from Investment Operations	(1.153)	(18.361)	8.832	1.100
Distributions
Dividends from Net Investment Income	(1.397)	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.397)	(1.129)	(.842)	—
Net Asset Value, End of Period	$17.46	$20.01	$39.50	$31.51

Total Return[3]	–5.81%	–47.74%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$187	$223	$502	$12
Ratio of Total Expenses to Average Net Assets	0.18%[4]	0.12%	0.12%	0.17%[4]
Ratio of Net Investment Income to Average Net Assets	3.79%[4]	3.92%	3.45%	3.45%[4]
Portfolio Turnover Rate[5]	19%[4]	15%	9%	6%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$22.04	$43.51	$34.74	$27.05	$23.80	$19.96
Investment Operations
Net Investment Income	.398	1.315[1]	1.350[1]	.978	.721	.570
Net Realized and Unrealized Gain (Loss)
on Investments	(1.665)	(21.524)	8.390	7.450	3.140	3.760
Total from Investment Operations	(1.267)	(20.209)	9.740	8.428	3.861	4.330
Distributions
Dividends from Net Investment Income	(1.553)	(1.261)	(.970)	(.738)	(.611)	(.490)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.553)	(1.261)	(.970)	(.738)	(.611)	(.490)
Net Asset Value, End of Period	$19.22	$22.04	$43.51	$34.74	$27.05	$23.80

Total Return[2]	–5.80%	–47.72%	28.63%	31.83%	16.42%	22.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,234	$3,316	$5,263	$3,113	$1,827	$988
Ratio of Total Expenses to
Average Net Assets	0.13%[3]	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.84%[3]	3.95%	3.48%	3.50%	2.99%	2.77%
Portfolio Turnover Rate[4]	19%[3]	15%	9%	6%	5%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

ETF Shares
	Six Months				March 4,
	Ended				2005[1] to
For a Share Outstanding	April 30,	Year Ended October 31,			Oct. 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$41.37	$81.66	$65.21	$50.80	$50.96
Investment Operations
Net Investment Income	.738	2.530 [2]	2.576[2]	1.800	1.040
Net Realized and Unrealized Gain (Loss)
on Investments	(3.127)	(40.464)	15.683	13.990	(1.200)
Total from Investment Operations	(2.389)	(37.934)	18.259	15.790	(.160)
Distributions
Dividends from Net Investment Income	(2.901)	(2.356)	(1.809)	(1.380)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.901)	(2.356)	(1.809)	(1.380)	—
Net Asset Value, End of Period	$36.08	$41.37	$81.66	$65.21	$50.80

Total Return	–5.84%	–47.73%	28.60%	31.75%	–0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,544	$1,754	$3,148	$1,205	$178
Ratio of Total Expenses to
Average Net Assets	0.17%[3]	0.11%	0.12%	0.18%	0.18%[3]
Ratio of Net Investment Income to
Average Net Assets	3.80%[3]	3.93%	3.45%	3.44%	2.93%[3]
Portfolio Turnover Rate[4]	19%[3]	15%	9%	6%	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately

European Stock Index Fund

invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

European Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $2,872,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2009, the fund realized net foreign currency losses of $1,301,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2009, the fund realized gains on the sale of passive foreign investment companies of $1,354,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2008, on passive foreign investment company holdings at April 30, 2009, was $2,949,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $370,782,000 to offset future net capital gains of $13,739,000 through October 31, 2011, and $357,043,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

During the six months ended April 30, 2009, the fund realized $685,889,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

European Stock Index Fund

At April 30, 2009, the cost of investment securities for tax purposes was $22,028,671,000. Net unrealized depreciation of investment securities for tax purposes was $7,722,846,000, consisting of unrealized gains of $167,490,000 on securities that had risen in value since their purchase and $7,890,336,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
MSCI Pan-Euro Index	4,433	78,267	11,527

At April 30, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/24/2009	EUR	52,274	USD	69,252	(2,513)

EUR—Euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $955,000 resulting from the translation of other assets and liabilities at April 30, 2009.

D. During the six months ended April 30, 2009, the fund purchased $1,519,354,000 of investment securities and sold $4,682,757,000 of investment securities, other than temporary cash investments.

European Stock Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	828,034	45,731	4,845,905	141,072
Issued in Lieu of Cash Distributions	700,467	36,181	735,566	18,702
Redeemed[1]	(4,122,028)	(247,279)	(9,515,620)	(283,778)
Net Increase (Decrease)—Investor Shares	(2,593,527)	(165,367)	(3,934,149)	(124,004)
Admiral Shares
Issued	84,182	1,898	414,328	4,886
Issued in Lieu of Cash Distributions	81,700	1,798	73,521	796
Redeemed[1]	(181,151)	(4,238)	(475,808)	(6,157)
Net Increase (Decrease)—Admiral Shares	(15,269)	(542)	12,041	(475)
Signal Shares
Issued	34,108	2,081	155,336	4,630
Issued in Lieu of Cash Distributions	11,893	677	11,877	332
Redeemed[1]	(53,630)	(3,171)	(197,069)	(6,553)
Net Increase (Decrease)—Signal Shares	(7,629)	(413)	(29,856)	(1,591)
Institutional Shares
Issued	602,291	31,889	2,001,811	62,248
Issued in Lieu of Cash Distributions	221,985	11,472	129,816	3,297
Redeemed[1]	(468,632)	(25,519)	(1,315,989)	(36,071)
Net Increase (Decrease)—Institutional Shares	355,644	17,842	815,638	29,474
ETF Shares
Issued	36,783	904	454,883	7,234
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(19,870)	(500)	(229,309)	(3,400)
Net Increase (Decrease)—ETF Shares	16,913	404	225,574	3,834

1	Net of redemption fees for fiscal 2009 and 2008 of $135,000 and $1,724,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

European Stock Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

			Forward
	Investments	Futures	Currency
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	2,189,162	11,527	(2,513)
Level 2—Other significant observable inputs	12,115,944	—	—
Level 3—Significant unobservable inputs	719	—	—
Total	14,305,825	11,527	(2,513)

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2009:

Investments
in Securities
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2008	—
Transfers in and/or out of Level 3	719
Balance as of April 30, 2009	719

Pacific Stock Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	496	494	1,813
Turnover Rate[3]	9%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.29%
Admiral Shares	0.18%
Signal Shares	0.18%
Institutional Shares	0.13%
ETF Shares	0.18%
Short-Term Reserves[5]	–0.4%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15.9%	15.8%	9.1%
Consumer Staples	6.2	6.2	8.3
Energy	2.3	2.3	11.5
Financials	25.7	26.0	24.0
Health Care	4.9	4.9	6.8
Industrials	15.0	14.9	10.4
Information Technology	9.4	9.3	6.7
Materials	11.0	11.0	10.5
Telecommunication
Services	3.7	3.7	7.0
Utilities	5.9	5.9	5.7

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.95	0.88
Beta	0.99	0.81

Ten Largest Holdings[7] (% of total net assets)

Toyota Motor Corp.	automobile
	manufacturers	4.2%
BHP Billiton Ltd.	diversified metals
	and mining	3.1
Mitsubishi UFJ
Financial Group	diversified banks	2.3
Honda Motor Co., Ltd.	automobile
	manufacturers	1.9
Westpac
Banking Corp., Ltd.	diversified banks	1.5
Commonwealth Bank
of Australia	diversified banks	1.5
Canon, Inc.	office electronics	1.2
Takeda
Pharmaceutical Co. Ltd.	pharmaceuticals	1.1
Tokyo Electric Power Co.	electric	1.1
National Australia
Bank Ltd.	diversified banks	1.1
Top Ten		19.0%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Japan	69.8%	69.4%
Australia	19.7	19.9
Hong Kong	6.8	6.9
Singapore	3.4	3.5
Other Pacific Countries	0.3	0.3

1 MSCI Pacific Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 The expense ratios shown are from the prospectus dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund's current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.29% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.18% for ETF Shares.

5 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 The holdings listed exclude any temporary cash investments and equity index futures.

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pacific Stock Index Fund
Investor Shares[2]	6/18/1990	–38.37%	–3.01%	–0.61%
Admiral Shares[2]	8/13/2001	–38.31	–2.92	0.70[3]
Signal Shares[2]	6/4/2007	–38.33	–27.99[3]
Institutional Shares[2]	5/15/2000	–38.28	–2.89	–3.33[3]
ETF Shares	3/4/2005
Market Price		–37.88	–5.22[3]
Net Asset Value		–38.29	–5.31[3]

1 Six months ended April 30, 2009.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Returns since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.1%)[1]
Australia (19.5%)
BHP Billiton Ltd.	8,567,445	206,969
Westpac
Banking Corp., Ltd.	7,133,872	99,457
Commonwealth Bank
of Australia	3,755,695	95,962
National Australia
Bank Ltd.	4,774,356	71,402
Woolworths Ltd.	3,126,164	60,645
Australia & New Zealand
Bank Group Ltd.	5,221,283	60,213
Wesfarmers Ltd.	2,584,730	42,466
Westfield Group	5,148,678	40,189
QBE Insurance Group Ltd.	2,518,628	39,832
CSL Ltd.	1,539,045	38,353
Woodside Petroleum Ltd.	1,248,292	34,320
Rio Tinto Ltd.	729,612	33,976
Telstra Corp. Ltd.	11,240,929	27,157
Origin Energy Ltd.	2,255,181	26,664
Newcrest Mining Ltd.	1,225,923	26,478
AMP Ltd.	5,031,305	18,939
Foster's Group Ltd.	4,904,507	18,753
Santos Ltd.	1,492,159	17,588
^ Macquarie Group, Ltd.	717,542	17,359
Brambles Ltd.	3,535,534	15,172
Suncorp-Metway Ltd.	3,328,014	14,200
Insurance Australia
Group Ltd.	5,205,883	13,120
AGL Energy Ltd.	1,139,247	12,534
Orica Ltd.	916,331	11,162
Australian Stock
Exchange Ltd.	436,357	10,344
Transurban Group	3,084,604	9,997
Coca-Cola Amatil Ltd.	1,406,134	9,335
Stockland	4,050,834	9,242
Tabcorp Holdings Ltd.	1,487,929	8,034
Computershare Ltd.	1,202,913	7,974
Sonic Healthcare Ltd.	919,255	7,797
Amcor Ltd.	2,125,075	7,419

			Market
			Value•
		Shares	($000)
	AXA Asia Pacific
	Holdings Ltd.	2,617,086	7,408
	Toll Holdings Ltd.	1,672,948	7,159
	Incitec Pivot Ltd.	4,287,850	6,518
	Lion Nathan Ltd.	749,801	6,384
	Wesfarmers, Ltd. Price
	Protected Shares	369,224	6,068
	Dexus Property
	Group NPV	11,438,262	6,049
	Macquarie
	Infrastructure Group	6,135,856	6,012
	Crown Ltd.	1,202,591	5,988
	Metcash Ltd.	1,960,210	5,920
	Tatt's Group, Ltd.	2,919,549	5,854
^	Leighton Holdings Ltd.	379,061	5,780
	Lend Lease Corp.	1,102,587	5,775
	OneSteel Ltd.	3,505,733	5,659
^,*	Fortescue Metals
	Group Ltd.	3,238,595	5,508
^	CFS Gandel Retail Trust	4,376,913	5,233
	Cochlear Ltd.	142,973	5,157
	WorleyParsons Ltd.	388,026	5,118
^	John Fairfax Holdings Ltd.	5,556,717	4,780
^	Boral Ltd.	1,502,209	4,461
	OZ Minerals Ltd.	7,533,791	4,065
	Alumina Ltd.	3,739,176	4,049
	Qantas Airways Ltd.	2,782,796	4,015
	GPT Group	11,352,210	3,867
	BlueScope Steel Ltd.	2,206,890	3,733
	Bendigo Bank Ltd.	748,569	3,728
	James Hardie
	Industries NV	1,103,510	3,689
	Nufarm Ltd.	361,106	3,467
	Sims Metal
	Management Ltd.	235,750	3,409
^	Billabong International Ltd.	425,035	3,225
	CSR Ltd.	3,311,018	3,222
	Mirvac Group	4,093,048	3,105
^	Harvey Norman
	Holdings Ltd.	1,355,821	2,928
	Goodman Fielder Ltd.	3,400,046	2,832

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Aristocrat Leisure Ltd.	994,542	2,605
	Caltex Australia Ltd.	347,699	2,483
	Macquarie Airports Group	1,755,328	2,314
	Perpetual Trustees
	Australia Ltd.	97,973	2,287
	Sims Metal
	Management Ltd.	156,711	2,276
	SP Ausnet	2,699,852	1,959
	Macquarie
	Goodman Group	6,675,587	1,787
	Macquarie Office Trust	10,507,592	1,483
			1,290,411
Hong Kong (6.8%)
	Sun Hung Kai
	Properties Ltd.	3,600,464	37,221
	Cheung Kong
	Holdings Ltd.	3,548,086	36,601
	CLP Holdings Ltd.	5,221,205	35,234
	Hutchison Whampoa Ltd.	5,445,090	32,071
	Hong Kong Exchanges
	& Clearing Ltd.	2,607,500	30,034
	Hang Seng Bank Ltd.	1,950,466	21,618
	Hong Kong Electric
	Holdings Ltd.	3,538,550	20,890
	Hong Kong & China
	Gas Co., Ltd.	10,209,481	18,989
	Li & Fung Ltd.	6,033,450	16,951
	Esprit Holdings Ltd.	2,693,778	16,506
	Swire Pacific Ltd.
	A Shares	2,082,500	16,279
	Hang Lung Properties Ltd.	5,295,720	14,874
	Boc Hong Kong
	Holdings Ltd.	9,438,300	13,331
	Henderson Land
	Development Co. Ltd.	2,738,593	12,756
	Wharf Holdings Ltd.	3,511,903	11,555
	Link REIT	5,511,500	10,714
	Bank of East Asia Ltd.	3,985,400	9,460
	MTR Corp.	3,608,200	9,133
	New World
	Development Co., Ltd.	6,257,146	8,184
	Hang Lung
	Development Co., Ltd.	2,209,000	8,090
	Sino Land Co.	4,305,400	5,484
	Wheelock and Co. Ltd.	2,329,000	5,014
	Kerry Properties Ltd.	1,632,213	4,929
	Shangri-La Asia Ltd.	3,319,068	4,880
	Cheung Kong
	Infrastructure
	Holdings Ltd.	1,152,600	4,446
	NWS Holdings Ltd.	2,095,000	4,196
	Hopewell Holdings Ltd.	1,592,800	4,100
	Yue Yuen Industrial
	(Holdings) Ltd.	1,686,400	3,748
^	Cathay Pacific
	Airways Ltd.	3,027,500	3,502

			Market
			Value•
		Shares	($000)
	Kingboard Chemical
	Holdings Ltd.	1,403,500	3,402
^,*	Foxconn International
	Holdings Ltd.	5,442,238	3,354
	Hysan
	Development Co., Ltd.	1,472,811	2,675
	Wing Hang Bank Ltd.	451,009	2,663
	Chinese Estates Holdings	2,117,000	2,627
	Television Broadcasts Ltd.	721,272	2,549
	ASM Pacific Technology Ltd.	494,200	2,210
*	Pacific Basin Shipping Ltd.	4,195,000	2,074
	Lifestyle International
	Holdings, Ltd.	1,755,500	1,677
	Hong Kong Aircraft &
	Engineering Co., Ltd.	172,800	1,620
	Orient Overseas
	International Ltd.	553,724	1,586
^,*	Mongolia Energy
	Corp. Ltd.	4,690,000	1,335
	Hutchison
	Telecommunications
	International Ltd.	4,292,673	792
	Hutchison
	Telecommunications
	Holdings	4,292,673	404
			449,758
Japan (69.0%)
	Toyota Motor Corp.	7,041,665	278,700
	Mitsubishi UFJ
	Financial Group	28,055,575	153,039
	Honda Motor Co., Ltd.	4,215,572	123,546
	Canon, Inc.	2,723,749	81,510
	Takeda
	Pharmaceutical Co. Ltd.	2,080,947	73,800
	Tokyo Electric Power Co.	3,108,210	72,812
	Matsushita Electric
	Industrial Co., Ltd.	4,696,163	68,820
	Nintendo Co.	253,120	68,054
	Sony Corp.	2,564,364	66,632
	Sumitomo Mitsui
	Financial Group, Inc.	1,712,200	59,381
	NTT DoCoMo, Inc.	40,091	55,943
	Mitsubishi Corp.	3,463,300	53,298
^	Mizuho Financial
	Group, Inc.	24,257,100	51,151
	Shin-Etsu
	Chemical Co., Ltd.	1,047,900	50,931
	Nippon Telegraph and
	Telephone Corp.	1,326,100	49,968
	East Japan Railway Co.	868,000	48,911
	Seven and I
	Holdings Co., Ltd.	2,082,540	47,058
	Mitsui & Co., Ltd.	4,425,600	46,940
	Millea Holdings, Inc.	1,745,700	46,040
	Nippon Steel Corp.	13,032,343	43,816
	Astellas Pharma Inc.	1,222,198	39,742

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Kansai Electric
	Power Co., Inc.	1,949,700	39,702
	Mitsubishi Estate Co., Ltd.	3,000,000	39,213
	Nomura Holdings Inc.	6,372,100	38,453
	Chubu Electric Power Co.	1,690,400	37,164
	JFE Holdings, Inc.	1,333,300	36,417
	Fanuc Co., Ltd.	489,100	35,295
	KDDI Corp.	7,442	33,467
	Kyocera Corp.	415,200	32,246
	Fuji Photo Film Co., Ltd.	1,248,066	32,111
	Softbank Corp.	1,932,118	30,566
	Nissan Motor Co., Ltd.	5,772,020	30,127
	Hitachi Ltd.	8,601,000	30,055
	Denso Corp.	1,241,700	29,352
	Japan Tobacco, Inc.	11,492	28,872
	Daiichi Sankyo Co., Ltd.	1,720,036	28,761
	Komatsu Ltd.	2,295,468	28,639
^	Toshiba Corp.	7,859,000	26,969
	Mitsui Fudosan Co., Ltd.	2,137,557	26,896
^	Sharp Corp.	2,554,000	26,893
	Mitsubishi Heavy
	Industries Ltd.	8,185,000	26,792
	Mitsui Sumitomo
	Insurance Group
	Holdings, Inc.	968,965	26,437
	Mitsubishi Electric Corp.	4,938,000	26,299
	Sumitomo Corp.	2,874,856	25,024
	Kao Corp.	1,311,661	24,532
	Central Japan Railway Co.	4,000	23,709
	Bridgestone Corp.	1,555,359	23,184
	Sumitomo Metal
	Industries Ltd.	9,824,000	23,013
	Tohoku Electric Power Co.	1,090,300	22,741
	Tokyo Gas Co., Ltd.	5,893,000	22,342
	Kirin Brewery Co., Ltd.	2,011,048	22,128
	Murata
	Manufacturing Co., Ltd.	545,855	22,123
	Ricoh Co.	1,711,386	21,159
	Itochu Corp.	3,844,000	20,612
	Fujitsu Ltd.	4,754,000	20,366
	Tokyo Electron Ltd.	437,930	20,026
	Kyushu Electric
	Power Co., Inc.	967,600	19,969
	Secom Co., Ltd.	535,500	19,776
	Sumitomo Electric
	Industries Ltd.	1,924,300	18,746
	Keyence Corp.	105,800	18,684
	Hoya Corp.	1,054,394	18,292
	Daikin Industries Ltd.	672,989	18,105
^	Kintetsu Corp.	4,149,150	18,040
	Daiwa Securities
	Group Inc.	3,407,850	17,853
^	Resona Holdings Inc.	1,308,600	17,584
	T & D Holdings, Inc.	586,410	17,532
	Nippon Oil Corp.	3,365,479	17,513
	Eisai Co., Ltd.	643,400	17,266

			Market
			Value•
		Shares	($000)
	Suzuki Motor Corp.	901,057	16,995
	Kubota Corp.	2,790,000	16,769
	Mitsui OSK Lines Ltd.	2,926,000	16,721
	NEC Corp.	4,923,812	16,370
	Terumo Corp.	430,759	16,298
	Dai-Nippon
	Printing Co., Ltd.	1,520,741	16,098
	Rohm Co., Ltd.	257,700	15,804
	Sumitomo Chemical Co.	4,014,000	15,799
	Sumitomo Metal
	Mining Co.	1,412,000	15,768
	Osaka Gas Co., Ltd.	4,960,000	15,718
	Nidec Corp.	277,900	15,440
	Asahi Glass Co., Ltd.	2,576,200	15,393
	Marubeni Corp.	4,214,000	15,319
	Sumitomo Trust &
	Banking Co., Ltd.	3,634,388	15,209
^	Toray Industries, Inc.	3,401,740	15,007
	Shiseido Co., Ltd.	835,924	14,676
	Hankyu Corp.	3,085,958	14,423
	SMC Corp.	146,877	14,408
	TDK Corp.	314,600	14,347
	Chugoku Electric
	Power Co., Ltd.	710,590	14,318
^,*	Mitsubishi Motors Corp.	9,192,620	14,087
	Shizuoka Bank Ltd.	1,543,000	13,902
	Inpex Holdings, Inc.	2,109	13,421
	Bank of Yokohama Ltd.	3,153,000	13,370
	West Japan Railway Co.	4,344	13,322
	Shionogi & Co., Ltd.	762,362	13,116
^	Odakyu Electric
	Railway Co.	1,601,000	13,039
	Sompo Japan
	Insurance Inc.	2,143,000	12,915
	Fast Retailing Co., Ltd.	122,000	12,822
	Aeon Co., Ltd.	1,633,800	12,792
	Shikoku Electric Power	465,788	12,768
	Ajinomoto Co., Inc.	1,700,000	12,482
	Mitsubishi Chemical
	Holdings Corp.	3,268,500	12,448
	Asahi Breweries Ltd.	987,900	12,397
	Tokyu Corp.	2,905,000	12,391
	Asahi Kasei Corp.	3,044,000	12,237
	Toyoda Automatic
	Loom Works Ltd.	457,400	12,189
	Sumitomo Realty &
	Development Co.	974,372	11,688
	Nippon Yusen Kabushiki
	Kaisha Co.	2,827,000	11,580
	Nikon Corp.	870,718	11,540
	Daiwa House
	Industry Co., Ltd.	1,303,000	11,380
	Kobe Steel Ltd.	6,750,095	11,100
	Yamato Holdings Co., Ltd.	993,000	11,066
	Orix Corp.	234,976	11,005
	Tobu Railway Co., Ltd.	2,082,000	10,862

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Office Building Fund of
	Japan Inc.	1,312	10,660
	Chugai
	Pharmaceutical Co., Ltd.	571,300	10,610
	Ono
	Pharmaceutical Co., Ltd.	246,873	10,474
	Nippon Mining
	Holdings Inc.	2,248,500	10,210
	Yamada Denki Co., Ltd.	221,386	10,197
	Hokuriku Electric Power Co.	450,032	10,162
	Toppan Printing Co., Ltd.	1,339,000	10,147
	Ibiden Co., Ltd.	346,039	10,119
	Konica Minolta
	Holdings, Inc.	1,221,000	10,086
	Aisin Seiki Co., Ltd.	488,338	10,029
	Electric Power
	Development Co., Ltd.	340,340	9,926
	NGK Insulators Ltd.	646,534	9,915
	Nitto Denko Corp.	420,900	9,803
^	Japan Steel Works Ltd.	900,832	9,757
	Sekisui House Ltd.	1,123,858	9,699
^	Olympus Corp.	588,464	9,643
	Chiba Bank Ltd.	1,941,000	9,626
^	Yahoo Japan Corp.	37,822	9,442
^	OJI Paper Co., Ltd.	2,170,740	9,345
^	Dentsu Inc.	496,000	9,198
	Hokkaido Electric
	Power Co., Ltd.	494,361	9,096
	Nipponkoa
	Insurance Co., Ltd.	1,671,193	9,062
	Daito Trust
	Construction Co., Ltd.	206,184	8,598
	Hirose Electric Co., Ltd.	81,800	8,520
	Mitsubishi Materials Corp.	2,935,000	8,496
	Rakuten, Inc.	16,671	8,481
	NTT Data Corp.	3,223	8,473
^	Keihin Electric Express
	Railway Co., Ltd.	1,099,000	8,438
^	Oriental Land Co., Ltd.	133,400	8,410
	Keio Electric
	Railway Co., Ltd.	1,475,000	8,374
	JS Group Corp.	677,808	8,248
	Mitsui Trust Holding Inc.	2,507,400	8,246
	Joyo Bank Ltd.	1,783,000	8,237
^	Kawasaki Heavy
	Industries Ltd.	3,828,000	8,205
	Trend Micro Inc.	268,500	8,176
	Matsushita Electric
	Works, Ltd.	956,000	7,779
	Omron Corp.	518,700	7,753
	Ohbayashi Corp.	1,564,000	7,679
	Japan Real Estate
	Investment Corp.	1,078	7,627
	Kuraray Co., Ltd.	877,000	7,546
	JGC Corp.	563,000	7,382
	Uni-Charm Corp.	105,500	7,342

			Market
			Value•
		Shares	($000)
	Nippon Express Co., Ltd.	2,040,000	7,275
	Nippon Electric
	Glass Co., Ltd.	892,097	7,259
	Benesse Corp.	189,657	7,258
	Shimizu Corp.	1,505,000	7,209
	Makita Corp.	311,900	7,202
*	Sanyo Electric Co., Ltd.	4,316,000	7,143
^	Isetan Mitsukoshi
	Holdings Ltd.	840,580	7,066
	Kurita Water Industries Ltd.	287,800	7,011
	Sony Financial Holdings, Inc.	2,219	6,982
	Sankyo Co., Ltd.	136,600	6,929
	Lawson Inc.	177,700	6,911
	Toyo Seikan Kaisha Ltd.	416,300	6,894
^	TonenGeneral Sekiyu K.K.	722,000	6,867
^	Nippon Paper Group, Inc.	229,000	6,500
	The Hachijuni Bank Ltd.	1,095,550	6,455
	Toyota Tsusho Corp.	542,604	6,408
	Bank of Kyoto Ltd.	786,000	6,309
	Kajima Corp.	2,155,000	6,217
	The Iyo Bank, Ltd.	620,331	6,189
	Sumitomo Heavy
	Industries Ltd.	1,472,000	6,121
	Fukuoka Financial
	Group, Inc.	1,971,600	6,076
	Advantest Corp.	381,836	6,045
	Fuji Heavy Industries Ltd.	1,496,189	6,025
^	All Nippon
	Airways Co., Ltd.	1,641,000	5,992
	Taisho Pharmaceutical Co.	327,000	5,983
	Kawasaki Kisen Kaisha Ltd.	1,556,000	5,863
	Mazda Motor Corp.	2,350,422	5,853
	Kyowa Hakko Kogyo Co.	659,589	5,833
	Teijin Ltd.	2,258,000	5,790
	Sekisui Chemical Co.	1,100,000	5,776
	Amada Co., Ltd.	929,000	5,753
	Nitori Co., Ltd.	101,968	5,738
	Nissin Food
	Products Co., Ltd.	211,000	5,734
	JSR Corp.	459,600	5,600
	Tanabe Seiyaku Co., Ltd.	573,000	5,469
	Stanley Electric Co.	384,300	5,457
	Yamaha Motor Co., Ltd.	512,100	5,413
	Isuzu Motors Ltd.	3,238,728	5,407
	Hokuhoku Financial
	Group, Inc.	3,034,400	5,353
	Santen
	Pharmaceutical Co., Ltd.	189,200	5,343
	J. Front Retailing Co., Ltd.	1,297,400	5,329
	Taisei Corp.	2,446,000	5,318
*	MEIJI Holdings Co., Ltd.	172,926	5,278
	The Chugoku Bank, Ltd.	417,439	5,258
	Yamaguchi Financial
	Group, Inc.	539,473	5,212
	Shinsei Bank, Ltd.	3,947,046	5,163
	Toho Gas Co., Ltd.	1,212,297	5,161

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	IHI Corp.	3,379,000	5,133
	SBI Holdings, Inc.	42,828	5,117
	Nomura Research
	Institute, Ltd.	286,280	5,091
	Namco Bandai
	Holdings Inc.	510,600	5,081
	Aioi Insurance Co., Ltd.	1,156,000	5,074
	Shimano, Inc.	170,900	5,056
	Nippon Sanso Corp.	719,000	5,034
	Gunma Bank Ltd.	1,008,000	5,023
	NSK Ltd.	1,124,000	5,003
	The Suruga Bank, Ltd.	578,000	4,956
	Yamaha Corp.	428,500	4,896
	Sojitz Holdings Corp.	3,156,100	4,891
	Brother Industries Ltd.	600,162	4,878
	Ube Industries Ltd.	2,577,000	4,859
	Mitsui Chemicals, Inc.	1,626,000	4,856
	Furukawa Electric Co.	1,617,000	4,839
	The Hiroshima Bank, Ltd.	1,272,650	4,825
	Sumco Corp.	327,916	4,818
	Hisamitsu
	Pharmaceutical Co. Inc.	170,345	4,808
	Nippon Meat Packers, Inc.	466,000	4,798
	Takashimaya Co.	759,972	4,744
	JTEKT Corp.	490,323	4,729
	Credit Saison Co., Ltd.	418,052	4,696
	Mitsubishi Gas
	Chemical Co.	993,000	4,640
	Casio Computer Co.	604,900	4,635
	Nisshin Seifun Group Inc.	448,600	4,619
	Seiko Epson Corp.	325,000	4,590
	Showa Denko K.K.	3,030,000	4,565
	77 Bank Ltd.	883,000	4,525
^,*	Japan Airlines System Co.	2,293,000	4,475
	Susuken Co., Ltd.	180,820	4,467
	Toyo Suisan Kaisha, Ltd.	227,000	4,438
	Daihatsu Motor Co., Ltd.	490,507	4,434
	Kaneka Corp.	757,982	4,395
	Jupiter
	Telecommunications
	Co., Ltd.	6,179	4,348
	Nippon Sheet
	Glass Co., Ltd.	1,533,000	4,343
	THK Co., Inc.	309,400	4,291
^	Yakult Honsha Co., Ltd.	248,300	4,275
	Kamigumi Co., Ltd.	664,000	4,265
	Sega Sammy Holdings Inc.	469,232	4,248
	NGK Spark Plug Co.	439,682	4,242
	Showa Shell Sekiyu K.K.	480,600	4,228
	Tsumura & Co.	153,300	4,198
	Idemitsu Kosan Co. Ltd.	56,247	4,154
	FamilyMart Co., Ltd.	150,500	4,141
	Taiheiyo Cement Corp.	2,311,000	4,057
	Cosmo Oil Co., Ltd.	1,402,000	3,984
	Mizuho Trust &
	Banking Co., Ltd.	3,831,950	3,984

			Market
			Value•
		Shares	($000)
	Shimadzu Corp.	641,787	3,923
	Ushio Inc.	301,800	3,916
	Tokyu Land Corp.	1,165,000	3,899
	Shimamura Co., Ltd.	55,900	3,873
	Toho Co., Ltd.	290,300	3,834
	Konami Corp.	255,449	3,791
	Mediceo Paltac
	Holdings Co., Ltd.	374,461	3,789
	Citizen Watch Co., Ltd.	824,300	3,771
^	Hitachi Construction
	Machinery Co.	274,878	3,756
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	1,805,000	3,697
	Nisshin Steel Co.	1,902,000	3,670
	The Nishi-Nippon
	City Bank, Ltd.	1,819,307	3,668
	Nomura Real Estate
	Office Fund, Inc.	700	3,627
	NTN Corp.	1,086,000	3,617
	Hitachi Chemical Co., Ltd.	268,000	3,595
	Marui Co., Ltd.	649,000	3,590
	Kikkoman Corp.	401,000	3,574
	Minebea Co., Ltd.	918,000	3,558
	Mitsumi Electric Co., Ltd.	211,300	3,509
	Nisshinbo Industries, Inc.	329,000	3,470
^	Oracle Corp. Japan	97,900	3,464
	Mabuchi Motor Co.	76,000	3,443
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	148,070	3,425
	Tokuyama Corp.	562,000	3,351
	Uny Co., Ltd.	456,000	3,350
	Keisei Electric
	Railway Co., Ltd.	703,000	3,343
	NOK Corp.	285,700	3,326
^	Hitachi Metals Ltd.	420,320	3,315
^	Toto Ltd.	660,000	3,292
	Toyoda Gosei Co., Ltd.	165,200	3,250
	Dai Nippon
	Pharmaceutical Co., Ltd.	409,100	3,247
^	Yamazaki Baking Co., Ltd.	309,000	3,167
	Shinko Securities Co., Ltd.	1,348,000	3,143
	Japan Retail Fund
	Investment Corp.	884	3,091
	Nissan Chemical
	Industries, Ltd.	369,000	3,078
^,*	Elpida Memory Inc.	283,300	3,034
	Yokogawa Electric Corp.	587,397	3,031
	Tosoh Corp.	1,311,000	3,011
	Sumitomo Rubber
	Industries Ltd.	435,000	2,998
	Kansai Paint Co., Ltd.	556,000	2,969
^	Acom Co., Ltd.	122,935	2,951
	Daicel Chemical
	Industries Ltd.	699,000	2,937
	Alfresa Holdings Corp.	75,400	2,925
	Square Enix Co., Ltd.	161,500	2,906

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Mitsui Mining &
	Smelting Co., Ltd.	1,452,000	2,875
	Japan Petroleum
	Exploration Co., Ltd.	72,785	2,873
^	Mitsubishi Rayon Co., Ltd.	1,372,000	2,856
	Tokyo Steel
	Manufacturing Co.	278,500	2,853
	Yaskawa Electric Corp.	610,380	2,841
	USS Co., Ltd.	62,580	2,836
	Kinden Corp.	339,000	2,828
	Dowa Mining Co., Ltd.	699,000	2,779
	Mitsubishi Logistics Corp.	291,000	2,775
	Denki Kagaku Kogyo K.K.	1,232,000	2,735
	Hakuhodo DY Holdings Inc.	59,230	2,717
	Sapporo Holdings Ltd.	652,000	2,716
^	DeNA Co., Ltd.	751	2,692
	Asics Corp.	408,139	2,653
	Daido Steel Co., Ltd.	778,000	2,592
	Seven Bank, Ltd.	1,088	2,569
	Japan Prime Realty
	Investment Corp.	1,444	2,487
	Dai-Nippon Ink &
	Chemicals, Inc.	1,514,000	2,472
	Hitachi
	High-Technologies Corp.	174,675	2,445
	Obic Co., Ltd.	17,940	2,435
	Fuji Electric
	Holdings Co., Ltd.	1,416,000	2,435
	Leopalace21 Corp.	327,900	2,402
	Alps Electric Co., Ltd.	443,800	2,373
	NTT Urban
	Development Corp.	2,921	2,368
	Tokyo Tatemono Co., Ltd.	691,000	2,347
	Coca-Cola West
	Japan Co., Ltd.	141,000	2,318
	Aeon Credit
	Service Co. Ltd.	201,390	2,297
	Yamato Kogyo Co., Ltd.	100,300	2,278
	Sapporo Hokuyo
	Holdings, Inc.	769,400	2,223
^	Nomura Real Estate
	Holdings Inc.	133,700	2,189
^	Matsui Securities Co., Ltd.	306,700	2,174
	Aozora Bank, Ltd.	1,704,000	2,159
	AEON Mall Co., Ltd.	163,900	2,146
	Toyota Boshoku Corp.	169,200	2,146
	Canon Sales Co. Inc.	174,900	2,115
	Haseko Corp.	3,306,155	2,083
^	Promise Co., Ltd.	157,050	2,075
^	Ito En, Ltd.	164,600	2,016
	Onward Kashiyama Co., Ltd.	329,000	1,990
^	Maruichi Steel Tube Ltd.	97,300	1,968
^	JAFCO Co., Ltd.	86,300	1,928
	Hino Motors, Ltd.	667,000	1,919
	Dowa Fire & Marine
	Insurance Co.	443,000	1,910

			Market
			Value•
		Shares	($000)
	NHK Spring Co.	406,000	1,877
	Shinko Electric
	Industries Co., Ltd.	174,153	1,717
^	Itochu Techno-Science Corp.	74,900	1,703
	Otsuka Corp.	40,464	1,505
^	Takefuji Corp.	272,110	1,463
^	Osaka Titanium
	Technologies Co.	46,626	1,410
	Tokyo Broadcasting
	System Holdings, Inc.	98,800	1,388
	Fuji Television Network, Inc.	1,228	1,369
	Hikari Tsushin, Inc.	66,000	1,351
	ABC-Mart Inc.	65,100	1,334
*	NEC Electronics Corp.	95,200	1,004
*	Dowa Mining Co., Ltd.
	Rights Exp. 1/29/10	425,000	84
			4,560,592
New Zealand (0.3%)
	Telecom Corp. of
	New Zealand Ltd.	4,650,820	7,437
	Fletcher Building Ltd.	1,493,392	5,642
	Contact Energy Ltd.	746,134	2,405
	Auckland International
	Airport Ltd.	2,518,589	2,362
	Sky City Entertainment
	Group Ltd.	1,435,124	2,222
			20,068
Singapore (3.5%)
	Singapore
	Telecommunications Ltd.	20,327,964	34,929
	DBS Group Holdings Ltd.	4,370,741	27,786
	Oversea-Chinese
	Banking Corp., Ltd.	6,379,068	25,141
	United Overseas
	Bank Ltd.	3,112,567	23,991
	Keppel Corp., Ltd.	3,254,500	12,993
	Capitaland Ltd.	6,484,342	11,962
	Singapore Airlines Ltd.	1,366,010	9,825
	Singapore Exchange Ltd.	2,176,370	9,129
	Singapore Press
	Holdings Ltd.	3,861,833	7,550
	Singapore Technologies
	Engineering Ltd.	3,430,407	5,918
	City Developments Ltd.	1,273,412	5,511
	Wilmar International Ltd.	2,111,000	5,044
	CapitaMall Trust	5,664,381	4,740
	Sembcorp Industries Ltd.	2,505,393	4,583
	ComfortDelGro Corp. Ltd.	4,791,586	4,568
	Fraser & Neave Ltd.	2,467,500	4,337
	Noble Group Ltd.	4,215,600	3,652
	Olam International Ltd.	3,049,100	3,596
	Jardine Cycle N
	Carriage Ltd.	364,128	3,483
	Golden
	Agri-Resources Ltd.	13,313,040	3,285
	Ascendas REIT	3,445,000	3,095

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Genting International PLC	7,426,000	3,039
	SembCorp Marine Ltd.	2,099,800	2,956
	United Overseas Land Ltd.	1,336,546	1,990
	Parkway Holdings Ltd.	2,285,705	1,849
	Cosco Corp. Singapore Ltd.	2,309,000	1,574
	Neptune Orient Lines Ltd.	1,327,000	1,154
			227,680
Total Common Stocks
(Cost $9,977,950)			6,548,509
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.5%)
2,3	Vanguard Market
	Liquidity Fund, 0.355% 358,266,000		358,266

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.2%)
4	Federal Home Loan
	Mortgage Corp.,
	0.592%, 8/26/09	4,000	3,998
4,5	Federal Home Loan
	Mortgage Corp.,
	0.391%, 9/21/09	10,000	9,989
			13,987
Total Temporary Cash Investments
(Cost $372,242)			372,253
Total Investments (104.8%)
(Cost $10,350,192)			6,920,762
Other Assets and Liabilites (–4.8%)
Other Assets			69,849
Liabilities[3]			(384,800)
			(314,951)
Net Assets (100%)			6,605,811

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	10,954,448
Undistributed Net Investment Income	61,785
Accumulated Net Realized Losses	(992,004)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,429,430)
Futures Contracts	9,730
Foreign Currencies and Forward
Currency Contracts	1,282
Net Assets	6,605,811

Investor Shares—Net Assets
Applicable to 393,963,916 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,048,007
Net Asset Value Per Share—
Investor Shares	$7.74

Admiral Shares—Net Assets
Applicable to 13,399,075 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	678,434
Net Asset Value Per Share—
Admiral Shares	$50.63

Signal Shares—Net Assets
Applicable to 7,931,067 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	139,496
Net Asset Value Per Share—
Signal Shares	$17.59

Pacific Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 207,849,204 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,609,613
Net Asset Value Per Share—
Institutional Shares	$7.74

ETF Shares—Net Assets
Applicable to 27,600,630 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,130,261
Net Asset Value Per Share—
ETF Shares	$40.95

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $314,508,000.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 4.7%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $338,422,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $9,989,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Dividends[1]	111,356
Interest[2]	1,077
Security Lending	3,342
Total Income	115,775
Expenses
The Vanguard Group—Note B
Investment Advisory Services	178
Management and Administrative—Investor Shares	4,394
Management and Administrative—Admiral Shares	392
Management and Administrative—Signal Shares	77
Management and Administrative—Institutional Shares	515
Management and Administrative—ETF Shares	626
Marketing and Distribution—Investor Shares	908
Marketing and Distribution—Admiral Shares	110
Marketing and Distribution—Signal Shares	27
Marketing and Distribution—Institutional Shares	283
Marketing and Distribution—ETF Shares	211
Custodian Fees	699
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	5
Trustees’ Fees and Expenses	7
Total Expenses	8,459
Net Investment Income	107,316
Realized Net Gain (Loss)
Investment Securities Sold	(636,118)
Futures Contracts	(38,867)
Foreign Currencies and Forward Currency Contracts	3,157
Realized Net Gain (Loss)	(671,828)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	204,038
Futures Contracts	35,162
Foreign Currencies and Forward Currency Contracts	(313)
Change in Unrealized Appreciation (Depreciation)	238,887
Net Increase (Decrease) in Net Assets Resulting from Operations	(325,625)

1 Dividends are net of foreign withholding taxes of $4,607,000.

2 Interest income from an affiliated company of the fund was $240,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,316	344,567
Realized Net Gain (Loss)	(671,828)	597,304
Change in Unrealized Appreciation (Depreciation)	238,887	(8,006,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(325,625)	(7,064,508)
Distributions
Net Investment Income
Investor Shares	(90,208)	(247,822)
Admiral Shares	(13,868)	(29,349)
Signal Shares	(2,869)	(6,128)
Institutional Shares	(32,221)	(59,339)
ETF Shares	(22,623)	(34,784)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(161,789)	(377,422)
Capital Share Transactions
Investor Shares	(1,644,970)	(1,532,226)
Admiral Shares	(34,796)	34,355
Signal Shares	(5,011)	31,639
Institutional Shares	38,482	93,372
ETF Shares	(7,734)	519,132
Net Increase (Decrease) from Capital Share Transactions	(1,654,029)	(853,728)
Total Increase (Decrease)	(2,141,443)	(8,295,658)
Net Assets
Beginning of Period	8,747,254	17,042,912
End of Period[1]	6,605,811	8,747,254

1 Net Assets—End of Period includes undistributed net investment income of $61,785,000 and $100,521,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.94	$14.19	$12.13	$10.39	$8.63	$7.80
Investment Operations
Net Investment Income	.106	.281	.236	.190	.156	.121
Net Realized and Unrealized Gain (Loss)
on Investments	(.166)	(6.228)	2.091	1.710	1.761	.814
Total from Investment Operations	(.060)	(5.947)	2.327	1.900	1.917	.935
Distributions
Dividends from Net Investment Income	(.140)	(.303)	(.267)	(.160)	(.157)	(.105)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.140)	(.303)	(.267)	(.160)	(.157)	(.105)
Net Asset Value, End of Period	$7.74	$7.94	$14.19	$12.13	$10.39	$8.63

Total Return[1]	–0.75%	–42.71%	19.52%	18.39%	22.48%	12.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,048	$5,065	$11,281	$7,814	$5,202	$3,471
Ratio of Total Expenses to
Average Net Assets	0.29%[2]	0.22%	0.22%	0.27%	0.32%	0.34%
Ratio of Net Investment Income to
Average Net Assets	2.80%[2]	2.32%	1.80%	1.73%	1.76%	1.57%
Portfolio Turnover Rate[3]	9%[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$52.04	$92.94	$79.43	$68.05	$56.47	$51.05
Investment Operations
Net Investment Income	.730	1.933	1.613	1.302	1.069	.835
Net Realized and Unrealized Gain (Loss)
on Investments	(1.133)	(40.773)	13.714	11.185	11.583	5.318
Total from Investment Operations	(.403)	(38.840)	15.327	12.487	12.652	6.153
Distributions
Dividends from Net Investment Income	(1.007)	(2.060)	(1.817)	(1.107)	(1.072)	(.733)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.007)	(2.060)	(1.817)	(1.107)	(1.072)	(.733)
Net Asset Value, End of Period	$50.63	$52.04	$92.94	$79.43	$68.05	$56.47

Total Return[1]	–0.76%	–42.62%	19.64%	18.46%	22.68%	12.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$678	$737	$1,292	$1,128	$720	$314
Ratio of Total Expenses to
Average Net Assets	0.18%[2]	0.12%	0.12%	0.17%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.91%[2]	2.42%	1.90%	1.83%	1.90%	1.69%
Portfolio Turnover Rate[3]	9%[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	June 4,
	Ended	Ended	2007[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$18.08	$32.28	$30.53
Investment Operations
Net Investment Income	.254	.667	.250
Net Realized and Unrealized Gain (Loss) on Investments	(.395)	(14.158)	1.500
Total from Investment Operations	(.141)	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.349)	(.709)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.349)	(.709)	—
Net Asset Value, End of Period	$17.59	$18.08	$32.28

Total Return[2]	–0.77%	–42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$139	$150	$247
Ratio of Total Expenses to Average Net Assets	0.18%[3]	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	2.92%[3]	2.42%	1.90%[3]
Portfolio Turnover Rate[4]	9%[3]	9%	3%

1 Inception.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.96	$14.22	$12.15	$10.41	$8.64	$7.81
Investment Operations
Net Investment Income	.113	.300	.251	.206	.180	.134
Net Realized and Unrealized Gain (Loss)
on Investments	(.175)	(6.242)	2.102	1.710	1.760	.814
Total from Investment Operations	(.062)	(5.942)	2.353	1.916	1.940	.948
Distributions
Dividends from Net Investment Income	(.158)	(.318)	(.283)	(.176)	(.170)	(.118)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.158)	(.318)	(.283)	(.176)	(.170)	(.118)
Net Asset Value, End of Period	$7.74	$7.96	$14.22	$12.15	$10.41	$8.64

Total Return[1]	–0.77%	–42.62%	19.72%	18.52%	22.74%	12.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,610	$1,610	$2,720	$1,788	$1,280	$754
Ratio of Total Expenses to
Average Net Assets	0.13%[2]	0.09%	0.09%	0.12%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.96%[2]	2.45%	1.93%	1.88%	1.95%	1.76%
Portfolio Turnover Rate[3]	9%[2]	9%	3%	2%	7%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

ETF Shares
	Six Months				March 4,
	Ended				2005[1] to
For a Share Outstanding	April 30,	Year Ended October 31,			Oct. 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$42.10	$75.17	$64.24	$55.09	$50.71
Investment Operations
Net Investment Income	.590	1.573	1.314	1.060	.750
Net Realized and Unrealized Gain (Loss)
on Investments	(.917)	(32.974)	11.089	9.020	3.630
Total from Investment Operations	(.327)	(31.401)	12.403	10.080	4.380
Distributions
Dividends from Net Investment Income	(.823)	(1.669)	(1.473)	(.930)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.823)	(1.669)	(1.473)	(.930)	—
Net Asset Value, End of Period	$40.95	$42.10	$75.17	$64.24	$55.09

Total Return	–0.77%	–42.61%	19.65%	18.43%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,130	$1,186	$1,503	$693	$164
Ratio of Total Expenses to
Average Net Assets	0.18%[2]	0.11%	0.12%	0.18%	0.18%[2]
Ratio of Net Investment Income to
Average Net Assets	2.91%[2]	2.43%	1.90%	1.82%	1.89%[2]
Portfolio Turnover Rate[3]	9%[2]	9%	3%	2%	7%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund

Pacific Stock Index Fund

may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net

Pacific Stock Index Fund

assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $1,609,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.64% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2009, the fund realized net foreign currency gains of $9,743,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2009, the fund realized gains on the sale of passive foreign investment companies of $5,994,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2008, on passive foreign investment company holdings at April 30, 2009, was $3,497,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2009, the fund realized $311,392,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $532,747,000 to offset future net capital gains of $1,920,000 through October 31, 2009, $68,660,000 through October 31, 2010, $4,471,000 through October 31, 2011, $4,674,000 through October 31, 2013, and $453,022,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2009, the cost of investment securities for tax purposes was $10,353,689,000. Net unrealized depreciation of investment securities for tax purposes was $3,432,927,000, consisting of unrealized gains of $85,524,000 on securities that had risen in value since their purchase and $3,518,451,000 in unrealized losses on securities that had fallen in value since their purchase.

Pacific Stock Index Fund

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
Topix Index	576	49,237	8,439
S&P ASX 200 Index	191	13,212	1,291

At April 30, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/24/2009	AUD	17,095	USD	12,512	1,301

AUD—Australian dollar.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency losses of $19,000 resulting from the translation of other assets and liabilities at April 30, 2009.

D. During the six months ended April 30, 2009, the fund purchased $498,605,000 of investment securities and sold $2,142,324,000 of investment securities, other than temporary cash investments.

Pacific Stock Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	472,978	64,634	2,411,768	203,868
Issued in Lieu of Cash Distributions	89,093	11,571	244,964	19,319
Redeemed[1]	(2,207,041)	(319,880)	(4,188,958)	(380,723)
Net Increase (Decrease)—Investor Shares	(1,644,970)	(243,675)	(1,532,226)	(157,536)
Admiral Shares
Issued	52,151	1,070	226,260	2,951
Issued in Lieu of Cash Distributions	11,409	227	24,546	296
Redeemed[1]	(98,356)	(2,049)	(216,451)	(2,998)
Net Increase (Decrease)—Admiral Shares	(34,796)	(752)	34,355	249
Signal Shares
Issued	39,995	2,295	119,279	4,249
Issued in Lieu of Cash Distributions	2,555	146	5,089	176
Redeemed[1]	(47,561)	(2,796)	(92,729)	(3,794)
Net Increase (Decrease)—Signal Shares	(5,011)	(355)	31,639	631
Institutional Shares
Issued	238,312	32,715	918,220	82,517
Issued in Lieu of Cash Distributions	29,986	3,894	51,874	4,047
Redeemed[1]	(229,816)	(30,967)	(876,722)	(75,668)
Net Increase (Decrease)—Institutional Shares	38,482	5,642	93,372	10,896
ETF Shares
Issued	108,883	2,620	541,682	8,588
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(116,617)	(3,200)	(22,550)	(400)
Net Increase (Decrease)—ETF Shares	(7,734)	(580)	519,132	8,188

1	Net of redemption fees for fiscal 2008 and 2009 of $102,000 and $911,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

Pacific Stock Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

			Forward
	Investments	Futures	Currency
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	361,675	9,730	1,301
Level 2—Other significant observable inputs	6,559,087	—	—
Level 3—Significant unobservable inputs	—	—	—
Total	6,920,762	9,730	1,301

Emerging Markets Stock Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	778	733	1,813
Turnover Rate[3]	17%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.39%
Admiral Shares	0.27%
Signal Shares	0.27%
Institutional Shares	0.20%
ETF Shares	0.27%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	5.2%	5.1%	9.1%
Consumer Staples	5.2	5.2	8.3
Energy	15.7	15.8	11.5
Financials	22.4	22.7	24.0
Health Care	2.4	2.5	6.8
Industrials	7.8	7.8	10.4
Information Technology	12.6	12.1	6.7
Materials	13.4	13.4	10.5
Telecommunication
Services	11.4	11.5	7.0
Utilities	3.9	3.9	5.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.93
Beta	1.00	1.27

Ten Largest Holdings[6] (% of total net assets)

Petroleo Brasileiro SA	integrated oil
	and gas	3.9%
Samsung
Electronics Co., Ltd.	semiconductors	2.7
Companhia Vale	diversified metals
do Rio Doce	and mining	2.6
China Mobile	wireless
(Hong Kong) Ltd.	telecommunication
	services	2.5
OAO
Gazprom-Sponsored ADR	integrated oil
(London Shares)	and gas	2.0
Teva Pharmaceutical
Industries Ltd.	pharmaceuticals	1.9
Taiwan Semiconductor
Manufacturing Co., Ltd.	semiconductors	1.8
America Movil SA de CV	wireless
	telecommunication
	services	1.5
China Construction Bank	diversified banks	1.3
China Life	life and health
Insurance Co., Ltd.	insurance	1.2
Top Ten		21.4%

1 MSCI Emerging Markets Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 The expense ratios shown are from the prospectus dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratios were 0.38% for Investor Shares, 0.26% for Admiral Shares, 0.26% for Signal Shares, 0.20% for Institutional Shares, and 0.27% for ETF Shares.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index futures.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
China	17.9%	17.8%
Brazil	14.6	14.7
South Korea	13.9	13.9
Taiwan	12.1	11.7
South Africa	7.6	7.5
India	6.6	6.5
Russia	6.4	6.4
Mexico	4.5	4.5
Israel	3.2	3.1
Malaysia	3.0	3.0
Indonesia	1.7	1.6
Turkey	1.5	1.4
Chile	1.4	1.4
Thailand	1.4	1.3
Poland	1.2	1.2
Other Emerging Markets	3.0	4.0

1 MSCI Emerging Markets Index.

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1998–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Emerging Markets Stock Index Fund
Investor Shares[3]	5/4/1994	–47.26%	5.56%	7.78%
Fee-Adjusted Returns[4]		–47.51	5.46	7.73
Admiral Shares	6/23/2006	–47.23	–5.53[5]	—
Fee-Adjusted Returns[4]		–47.48	–5.69[5]	—
Signal Shares	1/19/2007	–47.22	–16.97[5]	—
Fee-Adjusted Returns[4]		–47.47	–17.16[5]	—
Institutional Shares	6/22/2000	–47.17	5.74	5.86[5]
Fee-Adjusted Returns[4]		–47.43	5.64	5.80[5]
ETF Shares	3/4/2005
Market Price		–47.37	0.85[5]	—
Net Asset Value		–47.21	0.87[5]	—

1 Six months ended April 30, 2009.

2 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index in USD thereafter.

3 Returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

5 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.2%)[1]
Argentina (0.1%)
* Telecom Argentina
SA ADR	679,678	6,287
Petrobras Energia
Participaciones SA ADR	786,732	5,067
^ Banco Macro Bansud
SA ADR	315,781	3,789
Tenaris SA	180,000	2,302
		17,445
Brazil (14.5%)
Petroleo Brasileiro SA Pfd.	16,310,112	220,702
Petroleo Brasileiro SA	11,742,196	197,675
Companhia Vale do Rio
Doce Pfd. Class A	9,177,177	128,877
Banco Itau
Holding Financeira SA	7,957,735	110,517
Companhia Vale do
Rio Doce	6,312,038	104,963
Banco Bradesco SA	7,405,900	92,026
Petroleo Brasileiro SA
Series A ADR	2,780,776	75,025
Companhia Vale do Rio
Doce Sponsored ADR	5,268,478	72,336
Petroleo Brasileiro
SA ADR	2,067,175	69,395
Itau Unibanco Banco
Multiplo SA	5,011,574	68,809
Companhia Vale do Rio
Doce ADR	3,695,343	61,010
Itausa-Investimentos
Itau SA	14,045,415	60,058
Companhia de Bebidas
das Americas Pfd.	825,709	46,417
OGX Petroleo e Gas
Participacoes SA	88,506	37,158
BM&F BOVESPA SA	8,561,730	35,202
Banco Bradesco SA ADR	2,723,397	33,443
Redecard SA	2,315,302	29,140

			Market
			Value•
		Shares	($000)
	Usiminas-Usinas
	Siderugicas de Minas
	Gerais SA Pfd.	1,752,655	25,998
	Companhia Siderurgica
	Nacional SA	1,331,860	24,581
	Companhia Energetica de
	Minas Gerais Pfd.	1,792,632	21,661
	Tele Norte Leste
	Participacoes SA Pfd.	1,362,863	21,368
	Gerdau SA Pfd.	2,959,500	21,254
	Centrais Electricas
	Brasileiras SA	1,562,531	20,687
	Companhia Siderurgica
	Nacional SA ADR	1,084,554	20,086
	Bradespar SA Pfd.	1,560,811	19,495
	Banco do Brasil SA	2,273,765	19,476
	Centrais Electricas
	Brasileiras SA Pfd.
	B Shares	1,414,659	18,238
	Metalurgica Gerdau SA	1,890,032	17,942
	Ultrapar Participacoes S.A.	533,648	14,913
	Vivo Participacoes SA Pfd.	909,656	14,628
	Brasil Telecom
	Participacoes SA	485,528	13,963
	All America
	Latina Logistica	2,675,013	13,736
	CPFL Energia SA	819,689	12,432
	Companhia de Bebidas
	das Americas ADR	207,996	11,727
	Perdigao SA	780,062	11,493
	Gerdau SA ADR	1,583,006	11,239
	Souza Cruz SA	527,835	11,237
	Natura Cosmeticos SA	886,259	10,527
*	Net Servicos de
	Comunicacao SA	1,254,241	10,268
	Companhia de
	Concessoes Rodoviarias	823,940	9,862
	Lojas Americanas SA Pfd.	2,283,298	9,492
	Cyrela Brazil Realty SA	1,460,664	9,295

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Companhia Brasileira de
	Distribuicao Grupo Pao de
	Acucar ADR	286,585	9,254
	Embraer-Empresa Brasileira
	de Aeronautica SA ADR	542,230	8,795
	Tele Norte Leste
	Participacoes SA	444,381	8,380
	Electropaulo
	Metropolitana SA	638,813	8,332
	Companhia Energetica de
	Minas Gerais ADR	527,540	7,939
	Telmar Norte Leste SA	311,000	7,814
	CESP - Companhia
	Energetica de Sao Paulo	1,069,169	7,571
	Lojas Renner SA	828,763	7,519
	Tractebel Energia SA	901,959	7,433
	Empresa Brasileira de
	Aeronautica SA	1,795,049	7,298
	Brasil Telecom
	Participacoes SA Pfd.	929,726	7,263
	Companhia de Saneamento
	Basico do Estado de
	Sao Paulo	508,882	7,242
*	Banco Nossa Caixa SA	219,600	7,187
*	Gafisa SA	809,438	7,085
	JBS SA	2,458,615	6,941
*	GVT Holding SA	520,135	6,872
	Tele Norte Leste
	Participacoes ADR	441,893	6,871
	Gerdau SA	1,174,550	6,600
	Fertilizantes Fosfatados SA	859,865	6,533
	AES Tiete SA	748,700	6,198
	B2W Com Global Do Varejo	384,511	6,104
	Usinas Siderurgicas de
	Minas Gerais SA	425,333	5,855
*	Suzano Papel e Celulose SA	902,511	5,727
	Votorantim Celulose e
	Papel SA Pfd.	620,569	5,387
	Energias do Brasil SA	434,595	5,273
	Brasil Telecom SA Pfd.	811,832	5,066
	Companhia de Transmissao
	de Energia
	Electrica Paulista	233,000	5,003
	Tim Participacoes SA Pfd.	2,967,732	4,962
	Companhia Paranaense de
	Energia-COPEL ADR	382,302	4,794
	MRV Engenharia e
	Participacoes SA	459,532	4,558
	Klabin SA	3,038,903	4,387
	Companhia de Saneamento
	Basico do Estado de
	Sao Paulo ADR	153,820	4,341
	Companhia Paranaense de
	Energia-COPEL	339,439	4,246
*	Cosan SA Industria
	e Comercio	653,950	3,985

			Market
			Value•
		Shares	($000)
	Banco do Estado do Rio
	Grande do Sul SA	1,204,736	3,935
	Porto Seguro SA	643,718	3,879
	Duratex SA Pfd.	489,392	3,803
*	Tam SA	538,096	3,638
^	Aracruz Celulose SA ADR	262,286	3,132
*	Braskem SA	1,089,924	3,127
	Sadia SA Pfd.	1,431,777	2,754
	Tim Participacoes SA ADR	145,225	2,419
	Sadia SA ADR	403,629	2,301
	Brasil Telecom
	Participacoes SA ADR	44,346	1,728
	Aracruz Celulose SA Pfd.
	B Shares	994,205	1,195
	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar Pfd.	48,169	779
*	Companhia de Bebidas
	das Americas Pfd.
	Rights Exp. 5/29/09	2,597	33
			2,089,889
Chile (1.4%)
	Empresas Copec SA	2,666,374	26,675
	Empresa Nacional de
	Electricidad SA	13,934,753	17,797
	Enersis SA	55,790,730	16,686
	Empresas CMPC SA	709,893	15,851
	Empresa Nacional de
	Electricidad SA ADR	308,153	11,818
	Enersis SA ADR	722,612	10,832
	Sociedad Quimica y
	Minera de Chile SA	337,642	10,696
	Cencosud SA	5,189,411	10,267
	Banco Santander
	Chile SA ADR	285,801	10,120
*	Colburn SA	50,801,162	9,999
	Sociedad Quimica y
	Minera de Chile SA ADR	312,614	9,850
	Empresa Nacional de
	Telecomunicaciones SA	780,591	9,191
	Lan Airlines SA	997,213	9,085
	CAP SA	545,669	8,836
*	S.A.C.I. Falabella SA	2,116,019	6,966
	Vina Concha y Toro SA	3,516,013	5,832
	Compania Cervecerias
	Unidas SA	878,527	5,210
	Banco de Credito
	e Inversiones	228,955	4,880
	Banco Santander
	Chile SA	54,517,082	1,850
*	Vina Concha Y Toro S.A.
	Rights Exp. 5/15/09	136,891	8
			202,449
China (17.8%)
	China Mobile
	(Hong Kong) Ltd.	41,839,467	361,293

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
^	China Construction Bank	312,348,493	180,325
	China Life
	Insurance Co., Ltd.	49,145,000	172,593
^	Industrial and
	Commercial Bank of
	China Ltd. Class H	288,679,159	164,224
	PetroChina Co. Ltd.	147,113,679	128,220
	CNOOC Ltd.	109,043,152	121,727
	Bank of China	316,895,525	117,497
	China Petroleum &
	Chemical Corp.	116,668,620	90,680
	China Shenhua
	Energy Co. Ltd.
	H Shares	22,459,500	62,096
^	Tencent Holdings Ltd.	6,230,804	55,072
^	Ping An Insurance
	(Group) Co. of
	China Ltd.	8,897,488	54,964
^	China Overseas Land
	& Investment Ltd.	28,353,234	49,383
	China Unicom Ltd.	41,549,048	48,150
	China Telecom Corp. Ltd.	96,355,683	47,433
	China Communications
	Construction Co., Ltd.	29,254,954	34,699
^	China Merchants
	Bank Co., Ltd. Class H	18,489,000	33,035
^	Bank of
	Communications Ltd.
	Class H	40,059,968	32,219
	China Resources Power
	Holdings Co., Ltd.	10,198,680	22,854
	Fujian Zijin Mining
	Industry Co., Ltd.	28,478,120	21,812
^	Aluminum Corp. of
	China Ltd.	27,304,120	20,911
*,^	Anhui Conch
	Cement Co. Ltd.	3,062,202	20,298
	China Coal Energy Co.	23,438,000	20,003
^	China Citic Bank	42,915,162	19,488
^	Hengan International
	Group Co. Ltd.	4,511,000	18,813
*,^	China Railway
	Group, Ltd.	26,230,616	17,898
^	China Merchants
	Holdings
	International Co. Ltd.	7,599,008	17,875
^	China National Building
	Material Co., Ltd.	8,226,359	17,195
*,^	China Railway
	Construction Corp.	12,195,528	16,851
	Sino-Ocean Land
	Holdings Ltd.	21,671,765	15,926
	China Resources
	Enterprise Ltd.	8,431,947	14,850

			Market
			Value•
		Shares	($000)
^	Huaneng Power
	International, Inc.
	H Shares	21,713,208	14,798
^	China Resources
	Land Ltd.	8,182,000	14,633
^	China COSCO
	Holdings Co., Ltd.	17,883,500	14,483
	Denway Motors Ltd.	34,283,773	14,336
	Tingyi Holding Corp.	11,689,428	14,253
	Dongfeng Motor Corp.	19,152,044	14,252
	China Mengniu
	Dairy Co., Ltd.	7,560,916	13,448
^	Belle International
	Holdings Ltd.	17,486,073	13,322
	Shanghai Industrial
	Holding Ltd.	3,728,245	12,703
	Yanzhou Coal
	Mining Co. Ltd.
	H Shares	13,202,688	12,453
^	Beijing Enterprises
	Holdings Ltd.	2,728,000	11,992
^	Guangzhou R&F
	Properties Co. Ltd.	7,022,400	11,292
	Beijing Datang Power
	Generation Co., Ltd.	23,475,754	11,265
	CITIC Pacific Ltd.	7,653,112	11,154
^	Jiangxi Copper Co. Ltd.	9,314,208	10,879
*,^	BYD Co. Ltd.	4,024,255	10,572
^	Shimao Property
	Holdings Ltd.	9,002,362	9,998
	China Shipping
	Development Co.	8,711,482	9,922
^	China High Speed
	Transmission Equipment
	Group Co., Ltd.	5,512,872	9,849
^	Parkson Retail Group Ltd.	7,759,975	9,745
*,^	PICC Property and
	Casualty Co., Ltd.	17,215,551	9,717
	China Everbright Ltd.	4,988,880	9,654
^	Li Ning Co., Ltd.	4,680,068	9,578
	Inner Mongolia Yitai
	Coal Co., Ltd.	2,160,100	9,374
^	Angang Steel Co., Ltd.	7,644,924	9,081
	Zhejiang
	Expressway Co., Ltd.	10,185,152	8,687
	Lenovo Group Ltd.	31,881,309	8,678
	China Oilfield
	Services Ltd.	10,502,000	8,584
	Agile Property
	Holdings, Inc.	11,491,177	8,545
	China Vanke Co., Ltd.	8,100,780	8,523
^	Beijing Capital
	International
	Airport Co., Ltd.	12,995,654	8,207

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	China Insurance
	International
	Holdings Co., Ltd.	4,892,007	8,153
*,^	Alibaba.com, Ltd.	6,874,687	8,103
^	Chaoda Modern
	Agriculture Holdings Ltd.	14,031,775	7,977
	Air China Ltd.	16,971,713	7,932
	CNPC Hong Kong Ltd.	15,574,330	7,727
	Cosco Pacific Ltd.	7,903,296	7,500
^	China Yurun Food
	Group Ltd.	6,283,120	7,441
	Guangdong
	Investment Ltd.	17,819,936	7,341
^	Shanghai Electric
	Group Co., Ltd. Class H	20,513,365	7,313
*,^	Country Garden
	Holdings Co.	22,414,307	7,311
	China Communication
	Services Corp. Ltd.	12,234,000	7,182
	Want Want China
	Holdings Ltd.	13,533,500	6,748
^	Sinofert Holdings, Ltd.	14,428,000	6,691
*	China Dongxiang
	Group Co.	13,560,000	6,585
^	ZTE Corp.	1,900,449	6,407
	GOME Electrical
	Appliances
	Holdings Ltd.	41,754,920	6,034
	Jiangsu
	Expressway Co. Ltd.
	H Shares	8,534,139	6,026
^	China Shipping Container
	Lines Co. Ltd.	24,302,618	5,816
	Tsingtao Brewery Co., Ltd.	2,210,000	5,719
	Sinopec Shanghai
	Petrochemical Co. Ltd.	16,672,912	5,661
*,^	China Huiyuan Juice Ltd.	8,055,690	5,517
	Shui On Land Ltd.	12,848,964	5,508
	Huabao International
	Holdings Ltd.	7,335,000	5,185
*	Soho China	10,598,568	5,086
	Yantai Changyu Pioneer
	Wine Co., Ltd.	1,150,440	5,046
^	Maanshan Iron and
	Steel Co. Ltd.	12,361,134	5,014
*	China Agri-Industries
	Holdings Ltd.	9,734,534	4,986
	China Bluechemical, Ltd.	8,958,000	4,752
	Shanghai Zhenhua Port
	Machinery Co., Ltd.
	Class B	4,521,199	4,709
	Shanghai Lujiazui Finance
	& Trade Zone
	Development Co., Ltd.
	Class B	3,308,500	4,654

		Market
		Value•
	Shares	($000)
^ The Guangshen
Railway Co., Ltd.	9,904,471	4,429
Fosun International	10,991,630	3,861
Weichai Power Co., Ltd.
Class H	1,358,800	3,845
China Travel International	20,417,380	3,564
Harbin Power
Equipment Co., Ltd.	4,557,867	3,410
China International Marine
Containers
(Group) Co., Ltd.	5,280,359	3,339
Dongfang
Electrical Corp Ltd.	1,130,000	2,948
		2,557,881
Colombia (0.2%)
Bancolombia SA ADR	1,490,731	34,809

Czech Republic (0.7%)
Ceske Energeticke
Zavody a.s.	1,454,404	59,331
Cesky Telecom a.s.	809,310	17,387
Komercni Banka a.s.	112,798	15,157
* Central European Media
Enterprises Ltd.	204,961	3,474
Unipetrol a.s.	535,590	3,270
		98,619
Egypt (0.4%)
Orascom Construction
Industries GDR	487,592	28,060
Orascom Telecom
Holding SAE GDR	922,285	25,496
		53,556
Hungary (0.5%)
*,^ OTP Bank Nyrt.	1,997,733	25,730
^ MOL Hungarian Oil and
Gas Nyrt.	402,006	19,153
Richter Gedeon Nyrt.	100,851	13,168
Magyar Tavkozlesi Nyrt.	3,460,966	8,052
		66,103
India (6.5%)
Reliance Industries Ltd.	4,348,427	158,390
Infosys Technologies Ltd.	3,176,969	96,604
Housing Development
Finance Corp. Ltd.	1,451,486	50,452
Oil and Natural Gas
Corp. Ltd.	1,917,986	33,370
ICICI Bank Ltd.	3,359,180	32,509
ITC Ltd.	7,538,372	28,589
Hindustan Lever Ltd.	6,004,499	28,273
HDFC Bank Ltd.	1,268,209	28,117
Bharat Heavy
Electricals Ltd.	810,765	27,006
Larsen & Toubro Ltd.	1,373,058	24,358
NTPC Ltd.	5,715,459	21,850
ICICI Bank Ltd. ADR	1,011,926	20,876

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Reliance
	Communication Ventures	4,251,687	18,461
	Tata Consultancy
	Services Ltd.	1,343,908	16,820
	HDFC Bank Ltd. ADR	215,556	15,955
	Axis Bank Ltd.	1,361,145	15,255
	Sterlite Industries
	(India) Ltd.	1,706,080	14,244
	Jindal Steel & Power Ltd.	426,453	14,007
	Gail India Ltd.	2,610,746	13,458
	Hero Honda Motors Ltd.	550,402	13,092
	Sun Pharmaceutical
	Industries Ltd.	424,665	10,948
	Cipla Ltd.	2,192,164	10,628
	Reliance Energy Ltd.	732,407	10,286
	Jaiprakash Associates Ltd.	3,644,387	10,207
	Wipro Ltd.	1,508,669	10,001
	Tata Power Co. Ltd.	532,575	9,611
	Mahindra & Mahindra Ltd.	920,826	9,039
	State Bank of India	342,111	8,829
	Grasim Industries Ltd.	241,895	8,627
*	Reliance Petroleum Ltd.	3,709,124	8,342
	Reliance Capital Ltd.	771,155	8,161
	Maruti Udyog Ltd.	476,392	7,822
	Tata Motors Ltd.	1,540,169	7,631
*	Cairn India Ltd.	1,931,064	7,240
	Infrastructure
	Development
	Finance Co., Ltd.	4,452,419	6,900
	Steel Authority of India Ltd.	3,129,443	6,894
	Ambuja Cements Ltd.	4,209,662	6,879
*	GMR Infrastructure Ltd.	2,985,335	6,805
	DLF Ltd.	1,430,098	6,630
	Kotak Mahindra Bank	845,667	6,575
*	Essar Oil Ltd.	2,124,818	6,188
	Power Grid Corp of
	India Ltd	3,141,713	5,871
	Tata Iron and Steel Co. Ltd.	1,219,970	5,870
	Hindalco Industries Ltd.	5,127,607	5,567
	Sesa Goa Ltd.	2,452,421	5,520
^	Wipro Ltd. ADR	527,243	4,946
	United Spirits Ltd.	345,403	4,940
	Associated
	Cement Cos. Ltd.	369,681	4,854
	Bharat
	Petroleum Corp. Ltd.	607,930	4,725
*	Reliance Natural
	Resources, Ltd.	4,033,032	4,591
	Dr. Reddy’s
	Laboratories Ltd.	393,566	4,328
	JSW Steel Ltd.	602,405	4,169
	Dr. Reddy’s
	Laboratories Ltd. ADR	343,966	3,766
	Siemens India Ltd.	569,883	3,544
	Asea Brown Boveri
	India Ltd.	343,296	3,369

			Market
			Value•
		Shares	($000)
	Zee Entertainment
	Enterprises	1,421,344	3,241
	Tata Communications Ltd.	277,268	3,086
	HCL Technologies Ltd.	1,132,040	2,972
	State Bank of India GDR	47,357	2,642
	Aditya Birla Nuvo Ltd.	229,795	2,441
*	Glenmark
	Pharmaceuticals Ltd.	667,731	2,429
	Ranbaxy Laboratories Ltd.	708,309	2,375
	Indian Hotels Co. Ltd.	2,200,976	2,191
	Unitech, Ltd.	2,407,944	2,153
	Tata Communications
	Ltd. ADR	76,976	1,775
			937,294
Indonesia (1.7%)
	PT Telekomunikasi
	Indonesia Tbk	70,837,979	51,470
	PT Bank Central Asia Tbk	87,323,224	27,374
	PT Astra International Tbk	14,236,590	23,988
	PT Bank Rakyat
	Indonesia Tbk	38,231,800	20,743
	PT Perusahaan
	Gas Negara Tbk	74,342,980	18,075
	PT Bumi Resources Tbk	128,426,052	17,662
	PT Bank Mandiri Tbk	53,228,524	13,834
	PT United Tractors Tbk	10,973,370	9,272
	PT Unilever Indonesia Tbk	11,076,230	8,076
	PT Bank Danamon Tbk	21,746,349	6,356
*	PT Lippo Karawaci Tbk	82,057,000	6,245
	PT Tambang Batubara
	Bukit Asam Tbk	6,336,786	5,633
	PT Indonesian
	Satellite Corp. Tbk	10,525,773	5,517
	PT International Nickel
	Indonesia Tbk	15,600,150	4,994
	PT Semen Gresik Tbk	11,474,320	4,398
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	7,979,103	4,374
	PT Astra Agro Lestari Tbk	2,805,180	4,146
	PT Aneka Tambang Tbk	27,203,659	3,634
	PT Indofood Sukses
	Makmur Tbk	29,123,796	3,491
*	PT Bank Pan
	Indonesia Tbk
	Warrants Exp. 7/10/09	7,066,431	100
			239,382
Israel (3.2%)
	Teva Pharmaceutical
	Industries Ltd.	5,529,693	242,769
	Israel Chemicals Ltd.	3,589,879	29,532
*	Check Point Software
	Technologies Ltd.	1,211,251	28,065
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	597,397	26,220
	Bank Leumi Le-Israel	7,201,957	18,002

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bank Hapoalim Ltd.	7,131,691	16,244
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	7,537,547	11,869
*	NICE Systems Ltd.	431,048	11,070
	Partner
	Communications Co. Ltd.	577,622	9,495
	Makhteshim-Agan
	Industries Ltd.	1,981,256	8,722
	Elbit Systems Ltd.	168,872	8,540
	The Israel Corp. Ltd.	16,878	7,108
	Cellcom Israel Ltd.	297,371	6,480
	United Mizrahi Bank Ltd.	857,424	4,744
	Ormat Industries Ltd.	536,937	4,056
*	Koor Industries Ltd.	153,354	3,366
	Israel Discount Bank Ltd.	3,442,932	3,223
	Discount
	Investment Corp. Ltd.	224,679	3,129
	Delek Group, Ltd.	32,775	3,037
	Gazit-Globe (1982) Ltd.	465,436	2,559
	Oil Refineries Ltd.	6,736,412	2,437
*	Africa-Israel
	Investments Ltd.	131,208	2,048
	Delek Real Estate Holding	230,736	226
			452,941
Malaysia (3.0%)
	Bumiputra-Commerce
	Holdings Bhd.	18,622,432	41,930
	Sime Darby Bhd.	16,385,913	30,257
	Malayan Banking Bhd.	24,694,458	29,969
	IOI Corp. Bhd.	24,100,855	28,887
	Genting Bhd.	15,704,690	20,526
	Malaysia International
	Shipping Corp.,
	Bhd. (Foreign)	7,882,365	19,537
	Tenaga Nasional Bhd.	9,270,546	19,062
	Public Bank Bhd.	7,527,147	18,137
	Resorts World Bhd.	21,029,910	14,229
	Digi.com Bhd.	2,227,655	13,946
	British American
	Tobacco Bhd.	1,023,005	12,771
	YTL Corp., Bhd.	5,887,462	11,717
	PPB Group Bhd.	3,860,944	11,468
	Kuala Lumpur
	Kepong Bhd.	3,483,008	11,310
	AMMB Holdings Bhd.	12,836,658	11,266
	PLUS Expressways Bhd.	10,965,582	10,156
	Petronas Gas Bhd.	3,606,428	9,510
	YTL Power
	International Bhd.	14,892,627	8,645
	Telekom Malaysia Bhd.	7,623,740	8,162
	IJM Corp. Bhd.	5,550,250	7,763
	Berjaya Sports Toto Bhd.	5,561,956	7,672
	Gamuda Bhd.	11,024,888	7,393
	UMW Holdings
	Malaysia Bhd.	4,506,360	7,200

			Market
			Value•
		Shares	($000)
	SP Setia Bhd.	6,140,452	6,083
	Hong Leong Bank Bhd.	3,647,136	5,879
	Tanjong Public Ltd. Co.	1,428,036	5,632
*	Axiata Group Bhd.	8,334,640	5,133
	Bursa Malaysia Bhd.	2,561,852	4,399
	Petronas Dagangan Bhd.	1,940,300	4,302
	RHB Capital Bhd.	3,518,935	4,059
	Alliance Financial
	Group Bhd.	6,955,117	4,007
	IGB Corp., Bhd.	7,544,300	3,796
	Lafarge Malayan
	Cement Bhd.	2,802,620	3,548
	KLCC Property
	Holdings Bhd.	3,863,700	3,447
	Malaysia
	Mining Corp., Bhd.	6,505,700	3,186
	Hong Leong Financial
	Group Bhd.	2,192,300	3,074
*	Airasia Bhd.	9,355,648	3,064
	Asiatic Development Bhd.	2,020,400	2,771
	Parkson Holdings, Bhd.	2,190,995	2,547
	Astro All Asia
	Networks PLC	3,446,490	2,465
	Malaysian Airline
	System Bhd.	2,624,400	2,308
			431,213
Mexico (4.5%)
	America Movil SA de CV	134,866,059	220,967
	Wal-Mart de Mexico SA	20,687,978	56,418
	Grupo Televisa SA CPO	17,088,134	52,925
	Fomento Economico
	Mexicano UBD	15,092,568	42,634
	Cemex SA CPO	51,479,586	38,183
	Telefonos de Mexico SA	42,614,669	34,077
	Grupo Elektra SA de CV	521,670	21,989
	Grupo Mexico SA de CV	27,917,010	21,940
	Telmex Internacional
	SAB de CV	39,192,077	20,382
*	Carso Global Telecom
	SAB de CV	4,981,218	17,780
	Grupo Financerio
	Banorte SA de CV	9,136,030	14,360
	Kimberly Clark de
	Mexico SA de CV
	Series A	3,944,148	14,258
	Grupo Financiero
	Inbursa, SA de CV	4,794,602	12,943
*	Grupo Modelo SA	3,711,847	10,768
	Grupo Carso SA de CV
	Series A1	4,110,066	10,670
	Grupo Bimbo SA	2,131,488	9,638
	Industrias Penoles, SA
	de CV	730,040	7,957
	Coca-Cola Femsa SA
	de CV	1,952,121	7,643
*	Empresas ICA SA de CV	3,375,317	6,122

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Mexichem SA de CV	5,243,684	4,668
	Banco Conpartamos
	SA de CV	1,830,973	4,561
*	Desarrolladora Homex
	SA de CV	1,442,890	4,512
	Grupo Aeroportuario del
	Pacifico SA	1,884,907	3,828
	Alfa SA de CV Series A	2,044,831	3,567
*	URBI Desarrollos Urbanos
	SA de CV	3,260,893	3,533
	Grupo Aeroportuario del
	Pacifico SA ADR	146,917	3,021
			649,344
Peru (0.6%)
	Credicorp Ltd.	412,459	20,706
	Compania de Minas
	Buenaventura SA	769,132	16,509
	Southern Copper Corp.
	(U.S. Shares)	857,816	15,930
	Southern Copper Corp.	688,493	12,840
	Compania de Minas
	Buenaventura SA ADR	579,950	12,272
*	Compania Minera
	Milpo SA	3,312,679	7,666
	Credicorp Ltd.
	(U.S. Shares)	66,911	3,347
			89,270
Philippines (0.5%)
	Philippine Long Distance
	Telephone Co.	401,810	18,233
	Bank of Philippine Islands	9,924,099	8,080
	Ayala Corp.	1,367,326	6,232
	Manila Electric Co.	3,283,532	6,205
	SM Investments Corp.	1,103,256	5,544
	SM Prime Holdings, Inc.	31,139,302	5,396
	Ayala Land, Inc.	40,098,650	5,294
	Globe Telecom, Inc.	259,503	4,393
	Banco De Oro	6,553,391	4,059
	Jollibee Foods Corp.	3,379,759	3,205
	Metropolitan Bank &
	Trust Co.	4,757,710	2,942
	PNOC Energy
	Development Corp.	37,836,503	2,811
	International Container
	Terminal Services, Inc.	5,598,226	1,477
			73,871
Poland (1.2%)
	Bank Polska Kasa Opieki
	Grupa Pekao SA	835,100	29,905
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	3,548,108	28,217
	Telekomunikacja Polska SA	4,855,538	25,508
	Polski Koncern Naftowy SA	2,297,459	18,067
	KGHM Polska Miedz SA	867,355	15,199
	Polish Oil & Gas	8,611,278	9,850

			Market
			Value•
		Shares	($000)
	Asseco Poland SA	410,891	6,454
*	Globe Trade Centre SA	996,355	5,296
	Bank Zachodni WBK SA	177,100	4,651
*	PBG SA	66,494	4,069
*	Getin Holding SA	2,536,485	3,922
	Bank Handlowy W
	Warszawie	250,904	3,887
	TVN SA	1,224,104	3,519
	Polimex Mostostal SA	2,850,750	3,328
*	Bank Rozwoju
	Eksportu SA	73,762	3,290
	Cyfrowy Polsat, S.A.	631,154	2,588
	Orbis SA	206,197	2,266
*	Grupa Lotos SA	451,332	2,258
*	Bank Slaski w
	Katowicach SA	26,781	2,177
*	Cersanit-Krasnystaw SA	577,504	1,880
	BIG Bank Gdanski SA	2,039,066	1,616
			177,947
Russia (6.4%)
	OAO Gazprom-Sponsored
	ADR (London Line)	16,497,408	289,446
	LUKOIL Sponsored ADR	3,267,368	143,380
	Sberbank	60,284,925	49,942
	MMC Norilsk Nickel ADR	6,065,270	49,823
	Mobile TeleSystems ADR	1,401,650	46,451
	Rosneft Oil Co. GDR	8,997,935	46,420
	Surgutneftegaz
	OJSC ADR	5,146,543	36,238
	OAO
	Vimpel-Communications
	Sponsored ADR	3,261,821	30,726
	Tatneft GDR	466,168	28,784
	Polyus Gold ADR	1,075,602	23,763
	Rostelecom ADR	432,973	23,705
*	Hydro OGK	695,784,360	18,956
	NovaTek OAO GDR	539,530	18,916
	Surgutneftegaz Pfd.	49,563,129	14,980
*	Federal Grid Co. Unified
	Energy System JSC	2,059,410,470	13,626
	Uralkali	5,330,869	12,513
	VTB Bank OJSC GDR	6,548,833	11,811
	Novolipetsk Steel GDR	568,347	8,591
	Gazprom Neft	2,469,454	6,619
	Sistema JSFC GDR	720,588	6,153
	Cherepovets MK
	Severstal GDR	1,572,629	6,026
	Mechel OAO ADR	1,076,977	5,730
	Comstar United
	Telesystems GDR	1,270,811	5,532
*	Pharmstandard-GDR	526,049	5,527
*	Wimm-Bill-Dann
	Foods ADR	121,230	5,415
	OAO TMK-GDR	458,492	3,215
*	PIK Group-GDR	865,669	1,545
			913,833

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
South Africa (7.5%)
	MTN Group Ltd.	11,073,712	143,772
	Sasol Ltd.	4,192,014	126,223
	Standard Bank Group Ltd.	8,015,574	77,448
	Impala Platinum
	Holdings Ltd.	3,760,981	71,861
	AngloGold Ltd.	1,965,692	60,382
	Naspers Ltd.	2,685,600	54,729
	Gold Fields Ltd.	4,360,324	45,353
	FirstRand Ltd.	19,916,066	30,422
	Sanlan Ltd.	14,629,173	27,304
	Anglo Platinum Ltd.	506,018	27,069
	Remgro Ltd.	3,026,441	25,759
	Telkom South Africa Ltd.	2,030,991	25,590
	ABSA Group Ltd.	2,170,182	25,028
*	Harmony Gold
	Mining Co., Ltd.	2,447,971	22,789
	Bidvest Group Ltd.	1,881,419	19,891
	Shoprite Holdings Ltd.	3,011,999	18,045
	Tiger Brands Ltd.	1,152,722	17,907
	African Bank
	Investments Ltd.	5,463,470	17,312
	Growthpoint
	Properties Ltd.	10,090,935	16,783
	Nedbank Group Ltd.	1,516,339	15,466
	Pretoria Portland
	Cement Co. Ltd.	3,610,475	13,858
	RMB Holdings Ltd.	5,232,456	13,727
	ArcelorMittal
	South Africa, Ltd.	1,444,553	13,463
	Truworths International Ltd.	3,123,079	12,465
	Massmart Holdings Ltd.	1,422,041	12,276
	Murray & Roberts
	Holdings Ltd.	2,121,636	11,842
	African Rainbow
	Minerals Ltd.	838,847	11,333
	Kumba Iron Ore Ltd.	578,322	11,028
	Aveng Ltd.	2,731,453	10,446
*	Aspen Pharmacare
	Holdings Ltd.	1,899,799	9,640
	Sappi Ltd.	3,507,007	9,361
	Steinhoff International
	Holdings Ltd.	7,532,306	9,028
	Network Healthcare
	Holdings Ltd.	7,769,161	8,520
	Foschini Ltd.	1,572,407	8,321
	Imperial Holdings Ltd.	1,230,706	7,885
	Woolworths Holdings Ltd.	5,510,980	7,774
	Investec Ltd.	1,566,893	7,413
	Exxaro Resources Ltd.	919,321	6,740
	Reunert Ltd.	1,282,860	6,340
	Barloworld Ltd.	1,457,031	6,162
	Liberty Holdings, Ltd.	837,446	5,729
	Pick'n Pay Stores Ltd.	1,586,014	5,688
	Northam Platinum Ltd.	1,005,253	3,324
			1,081,496

			Market
			Value•
		Shares	($000)
South Korea (13.8%)
	Samsung
	Electronics Co., Ltd.	590,578	272,704
2	Samsung
	Electronics Co., Ltd. GDR	355,397	80,018
	POSCO	213,248	65,762
	POSCO ADR	848,087	65,277
^	Hyundai Motor Co., Ltd.	1,062,058	56,751
^	LG Electronics Inc.	649,509	53,657
^	Hyundai Heavy
	Industries Co., Inc.	288,299	51,690
*	Shinhan Financial
	Group Co. Ltd.	1,918,089	47,454
*	KB Financial Group, Inc.	1,382,294	42,859
	KT & G Corp.	765,451	42,200
	Samsung
	Electronics Co., Ltd. Pfd.	141,599	36,620
	Samsung Fire & Marine
	Insurance Co.	261,500	35,680
	LG Chem Ltd.	319,323	35,257
	Shinsegae Co., Ltd.	97,561	34,799
*	NHN Corp.	269,563	32,600
	SK Energy Co., Ltd.	414,501	32,496
	Samsung Corp.	914,823	31,548
*,^	KB Financial
	Group, Inc. ADR	953,627	30,402
	LG. Philips LCD Co., Ltd.	1,231,866	30,231
*,^	Hynix Semiconductor Inc.	2,685,800	30,158
	Hyundai Mobis	392,676	30,135
	LG Corp.	653,932	28,947
^	Samsung Heavy
	Industries Co., Ltd.	1,112,500	26,408
	SK Holdings Co Ltd	242,179	22,402
*	Korea Electric Power Corp.	936,191	20,223
	SK Telecom Co., Ltd.	141,694	20,199
	SK Telecom Co., Ltd. ADR	1,235,529	19,361
	Shinhan Financial
	Group Co., Ltd. ADR	378,253	18,667
*	Korea Electric
	Power Corp. ADR	1,735,844	18,539
^	Samsung Securities Co. Ltd.	357,383	18,325
	Samsung SDI Co. Ltd.	234,496	16,830
^	Samsung
	Electro-Mechanics Co.	410,648	16,516
	KT Corp.	560,614	16,301
^	Hyundai Engineering &
	Construction Co., Ltd.	344,158	16,219
	Hyundai Steel Co.	378,598	15,984
^	DC Chemical Co., Ltd.	86,440	15,158
	Hana Financial Group Inc.	875,160	15,074
	S-Oil Corp.	322,423	15,048
	Daewoo Securities Co., Ltd.	883,340	14,440
^	Doosan Heavy Industries
	and Construction Co., Ltd.	216,692	14,136
	Samsung
	Engineering Co., Ltd.	219,716	13,217

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Woori Finance
	Holdings Co., Ltd.	1,665,080	12,861
	Hyundai Development Co.	412,886	12,858
	Amorepacific Corp.	23,025	12,293
	Lotte Shopping Co., Ltd.	69,660	12,167
^	GS Engineering &
	Construction Corp.	228,021	11,961
	Samsung Techwin Co., Ltd.	253,830	11,760
^	Daewoo Shipbuilding &
	Marine
	Engineering Co., Ltd.	657,442	11,691
	Cheil Industrial, Inc.	324,181	11,639
*,^	Kia Motors	1,312,754	11,505
	Hyundai Securities Co.	982,211	11,460
*	Korea Telecom Freetel	543,549	11,228
	KT Corp. ADR	778,407	11,147
^	Daewoo Engineering &
	Construction Co., Ltd.	1,229,994	10,787
	Korea Exchange Bank	1,761,070	10,034
	Kumkang Korea
	Chemical Co., Ltd.	35,877	9,952
^	Hyosung Corp.	156,222	9,710
	Yuhan Corp.	62,313	9,633
	Hyundai Mipo
	Dockyard Co., Ltd.	82,517	9,614
	LS Cable Ltd.	121,398	9,559
^	Daelim Industrial Co.	191,693	9,306
^	Mirae Asset
	Securities Co., Ltd.	158,881	9,227
	Hanwha Corp.	306,966	9,026
	GS Holdings Corp.	374,298	8,978
^	LG Household &
	Health Care Ltd.	64,775	8,912
	Kangwon Land Inc.	727,708	8,863
	Woori Investment &
	Securities Co., Ltd.	588,721	8,239
	Woongjin Coway Co., Ltd.	329,119	8,220
*,^	Industrial Bank of Korea	1,245,990	8,146
	Samsung Card Co. Ltd.	267,010	7,973
	Daewoo International Corp.	333,257	7,854
*	Korean Air Co. Ltd.	247,014	7,525
	Hankook Tire Co. Ltd.	629,446	7,505
^	Doosan Infracore Co., Ltd.	530,822	7,456
	Korea Investment
	Holdings Co., Ltd.	271,692	6,882
	Doosan Corp.	68,678	6,855
	LG Telecom Ltd.	935,655	6,564
	CJ Cheiljedang Corp.	52,511	6,472
^	STX Pan Ocean Co., Ltd.	707,370	6,362
	Hyundai Department
	Store Co., Ltd.	101,082	6,276
	Korea Zinc Co., Ltd.	58,000	6,270
*	Korea Express Co.	75,283	6,102
^	Honam Petrochemical Corp.	100,010	5,972
	Hanjin Heavy Industries
	& Construction Co., Ltd.	212,992	5,955

			Market
			Value•
		Shares	($000)
	Daegu Bank	860,835	5,911
^	Hanjin Shipping Co., Ltd.	386,310	5,880
	Dongkuk Steel Mill Co., Ltd.	254,782	5,803
	Busan Bank	1,025,739	5,626
^	STX Offshore &
	Shipbuilding Co., ltd.	320,427	5,392
	Korea Gas Corp.	160,336	5,345
	Hite Brewery Co., Ltd.	35,192	5,021
	Dongbu Insurance Co., Ltd.	239,752	4,931
	Hanwha Chemical Corp.	533,030	4,794
	Hyundai Motor Co., Ltd.
	2nd Pfd.	253,537	4,732
	SK Networks Co., Ltd.	495,110	4,588
	LG Dacom Corp.	281,490	4,313
	S1 Corp.	116,310	4,262
	Lotte Confectionery Co., Ltd.	4,974	4,005
^	LG Electronics Inc. Pfd.	115,659	3,989
*	LG Hausys Ltd.	42,655	3,823
*	Taewoong Co., Ltd.	45,061	3,316
	Taihan Electric Wire Co., Ltd.	162,562	3,225
	Kumho Industrial Co., Ltd.	164,373	2,960
	Korea Line Corp.	46,442	2,754
			1,983,761
Taiwan (11.8%)
	Taiwan Semiconductor
	Manufacturing Co., Ltd.	90,685,231	153,461
	Hon Hai Precision
	Industry Co., Ltd.	39,372,812	113,671
	Taiwan Semiconductor
	Manufacturing
	Co., Ltd. ADR	10,030,648	106,024
	MediaTek Inc.	6,161,057	64,075
	High Tech Computer Corp.	4,075,436	55,188
	China Steel Corp.	64,069,369	49,570
	Formosa Plastic Corp.	27,268,289	48,045
	Nan Ya Plastic Corp.	33,781,291	44,696
	Cathay Financial
	Holding Co.	39,695,202	44,422
	Chunghwa
	Telecom Co., Ltd.	22,945,654	43,707
	AU Optronics Corp.	34,550,737	36,758
	Asustek Computer Inc.	25,244,898	33,502
	Acer Inc.	17,129,737	32,739
	Formosa Chemicals &
	Fibre Corp.	18,912,276	30,055
	Fuhwa Financial
	Holdings Co., Ltd.	48,668,773	28,463
	Chinatrust
	Financial Holding	56,261,153	25,716
	Mega Financial
	Holding Co. Ltd.	57,120,224	23,089
	Delta Electronics Inc.	10,513,535	22,950
	Fubon Financial
	Holding Co., Ltd.	29,240,100	22,665
	United
	Microelectronics Corp.	58,384,970	22,052

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Compal Electronics Inc.	25,716,501	21,809
	Uni-President
	Enterprises Co.	20,602,609	20,688
	Quanta Computer Inc.	13,585,401	20,227
	Taiwan Cellular Corp.	12,349,485	19,501
	Formosa
	Petrochemical Corp.	8,315,000	19,348
^	United
	Microelectronics
	Corp. ADR	6,046,113	18,441
	Taiwan Cement Corp.	19,270,883	18,411
	Chunghwa
	Telecom Co., Ltd. ADR	960,573	18,155
	Siliconware Precision
	Industries Co.	13,651,860	17,708
	Far Eastern Textile Ltd.	18,442,852	17,206
	AU Optronics Corp. ADR	1,501,844	16,295
	First Financial
	Holding Co., Ltd.	29,876,597	15,781
	China Development
	Financial Holding Corp.	61,413,785	15,661
	Chi Mei
	Optoelectronics Corp.	29,938,999	14,892
	Innolux Display Corp.	12,994,689	14,330
	Far EasTone
	Telecommunications
	Co., Ltd.	11,209,043	12,739
	Asia Cement Corp.	12,223,097	12,585
	Taiwan Cooperative Bank	23,160,450	12,525
	Hau Nan Financial
	Holdings Co., Ltd.	21,349,708	12,106
	Lite-On Technology Corp.	14,278,910	11,427
	Advanced Semiconductor
	Engineering Inc.	20,392,400	11,321
	Taiwan Fertilizer Co., Ltd.	4,700,000	10,786
	Wistron Corp.	8,512,653	10,767
	Chang Hwa
	Commercial Bank	26,520,094	10,682
	SinoPac Holdings	40,534,214	10,639
	Foxconn
	Technology Co., Ltd.	3,403,313	9,359
	Shin Kong Financial
	Holdings Co.	27,517,822	8,885
	Siliconware Precision
	Industries Co. ADR	1,180,861	8,821
	Synnex Technology
	International Corp.	5,939,201	8,617
	Cheng Shin Rubber
	Industry Co., Ltd.	5,565,988	8,370
	Pou Chen Corp.	14,005,432	8,314
*	Powerchip
	Semiconductor Corp.	50,358,716	8,121
	Catcher
	Technology Co., Ltd.	3,213,821	8,084
	President Chain
	Store Corp.	3,308,985	7,967

			Market
			Value•
		Shares	($000)
	Chunghwa Picture
	Tubes, Ltd.	47,422,331	7,901
	Macronix
	International Co., Ltd.	18,755,511	7,808
	Powertech Technology Inc.	3,709,300	7,728
*	Tatung Co., Ltd.	26,923,000	7,184
	HannStar Display Corp.	29,457,202	6,785
	Epistar Corp.	3,370,414	6,634
	Novatek
	Microelectronics
	Corp., Ltd.	3,128,415	6,548
	Taishin Financial Holdings	27,130,678	6,116
	E.Sun Financial
	Holding Co., Ltd.	21,669,302	5,826
	KGI Securities Co., Ltd.	15,814,000	5,680
	Polaris
	Securities Co., Ltd.	14,876,475	5,559
	Advanced Semiconductor
	Engineering Inc. ADR	1,814,757	5,499
	Transcend Information Inc.	1,969,544	5,393
	Inventec Co., Ltd.	10,620,796	5,313
	U-Ming Marine
	Transport Corp.	2,944,600	5,310
	Realtek
	Semiconductor Corp.	3,086,710	4,992
	Largan Precision Co., Ltd.	612,074	4,911
	Tung Ho Enterprise Corp.	5,649,000	4,865
	Teco Electric &
	Machinery Co., Ltd.	12,253,000	4,847
	Walsin Lihwa Corp.	17,618,970	4,525
	Tripod Technology Corp.	2,640,710	4,340
	Taiwan Glass
	Industrial Corp.	6,020,361	4,291
	RichTek Technology Corp.	839,600	4,239
	Formosa Taffeta Co., Ltd.	6,441,868	4,140
	Everlight
	Electronics Co., Ltd.	1,957,812	4,132
	Unimicron
	Technology Corp.	6,020,754	4,065
	Nan Ya Printed Circuit
	Board Corp.	1,411,670	3,949
*	Nanya Technology Corp.	17,523,397	3,931
	Feng Hsin Iron &
	Steel Co., Ltd.	3,134,310	3,846
	Motech Industries Inc.	1,345,204	3,772
*	CMC Magnetics Corp.	17,727,700	3,764
	Eternal Chemical Co., Ltd.	5,105,996	3,669
	Mitac International Corp.	7,904,288	3,653
*	Taiwan Business Bank	16,073,000	3,631
	Far Eastern Department
	Stores Ltd.	5,816,200	3,628
	Evergreen Marine Corp.	7,237,879	3,608
*	EVA Airways Corp.	12,756,879	3,601
	Yulon Motor Co., Ltd.	5,481,128	3,489
	Wan Hai Lines Ltd.	7,501,538	3,434
	Advantech Co., Ltd.	2,161,725	3,402

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Qisda Corp.	9,501,928	3,357
	Cheng Uei Precision
	Industry Co., Ltd.	2,284,319	3,179
	Taiwan Secom Corp., Ltd.	2,096,846	3,161
*	Formosa Sumco
	Technology Corp.	1,312,000	3,134
	Yang Ming
	Marine Transport	8,812,450	3,111
	Kinsus Interconnect
	Technology Corp.	1,706,233	3,080
*	China Airlines	11,291,246	3,071
*	Inotera Memories, Inc.	5,780,620	3,035
	Sino-American Silicon
	Products, Inc.	1,207,555	2,875
	Vanguard International
	Semiconductor Corp.	6,221,396	2,307
	Compal
	Communications, Inc.	2,435,374	1,879
*	ProMOS
	Technologies Inc.	39,209,000	1,873
*	Ya Hsin Industrial Co., Ltd.	5,306,018	—
			1,691,486
Thailand (1.4%)
	PTT
	Public Co. Ltd. (Foreign)	6,063,737	32,333
	PTT Exploration and
	Production
	Public Co. Ltd. (Foreign)	8,318,418	24,181
	Kasikornbank
	Public Co. Ltd. (Foreign)	10,627,219	16,742
	Bangkok Bank
	Public Co., Ltd. (Foreign)	6,710,731	16,207
	Siam Commercial
	Bank Public
	Co. Ltd. (Foreign)	8,796,057	14,901
	Advanced Info Service
	Public Co., Ltd. (Foreign)	6,355,277	14,268
	Banpu
	Public Co. Ltd. (Foreign)	1,214,617	9,719
*	Bangkok Bank
	Public Co., Ltd. (Local)	3,138,843	7,506
*	Bank of
	Ayudhya PLC (Local)	19,600,465	6,283
	IRPC
	Public Co., Ltd. (Foreign)	72,810,160	5,822
	Siam Cement
	Public Co. Ltd. (Foreign)	1,619,907	5,574
	Thai Oil
	Public Co., Ltd. (Foreign)	6,147,500	5,567
	C.P. 7-Eleven
	Public Co. Ltd. (Foreign)	14,735,615	5,202
*	Total Access
	Communication
	Public Co. Ltd.	5,638,282	4,445
	BEC World
	Public Co. Ltd. (Foreign)	7,068,625	3,954

			Market
			Value•
		Shares	($000)
	PTT Aromatics & Refining
	Public Co. Ltd. (Foreign)	9,633,559	3,894
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd. (Foreign)	2,916,335	3,135
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	19,740,821	2,947
	PTT Chemical
	Public Co., Ltd. (Foreign)	2,445,038	2,882
	Glow Energy
	Public Co. Ltd. (Foreign)	4,261,155	2,856
*	Siam Cement
	Public Co. Ltd. (Local)	815,410	2,784
*	Thai Military
	Bank Public Co., Ltd.
	(Foreign)	145,010,144	2,287
	Land and Houses
	Public Co. Ltd. (Foreign)	19,452,847	2,244
	Airports of Thailand
	Public Co. Ltd. (Foreign)	3,249,421	1,716
*	Siam Commercial Bank
	Public Co. Ltd. (Local)	507,700	860
*	TMB Bank
	Public Co., Ltd.	27,204,000	429
*	Kasikornbank
	Public Co., Ltd. (Local)	285,600	422
*	Krung Thai Bank
	Public Co. Ltd. (Local)	2,644,000	395
*	PTT Public Co., Ltd. (Local)	43,200	230
*	Advanced Info Service
	Public Co., Ltd. (Local)	51,200	115
*	Banpu
	Public Co. Ltd. (Local)	11,200	89
			199,989
Turkey (1.5%)
*	Turkiye Garanti
	Bankasi A.S.	14,657,664	30,731
	Akbank T.A.S.	6,398,882	24,717
	Turkcell Iletisim
	Hizmetleri A.S.	4,693,921	23,986
	Turkiye Is Bankasi A.S.
	C Shares	6,881,876	19,868
*	Turk
	Telekomunikasyon A.S.	3,843,210	10,569
	Eregli Demir ve Celik
	Fabrikalari A.S.	4,219,357	10,237
	Anadolu Efes Biracilik
	ve Malt Sanayii A.S.	1,435,418	10,155
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	925,196	9,271
*	Yapi ve Kredi Bankasi A.S.	6,397,421	8,637
	Haci Omer Sabanci
	Holding A.S.	3,364,027	8,603
	Turkiye Halk Bankasi A.S.	2,310,614	8,085
	Enka Insaat ve Sanayi A.S.	1,734,061	7,379
*	BIM Birlesik Magazalar A.S.	267,009	7,294

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Turkiye Vakiflar
	Bankasi T.A.O.	5,661,603	6,410
*	KOC Holding A.S.	2,961,833	5,406
*	Asya Katilim Bankasi AS	3,354,563	3,203
*	Dogan Sirketler Grubu
	Holding A.S.	6,069,726	2,436
*	Petkim Petrokimya
	Holding A.S.	739,203	2,136
	Aksigorta A.S.	1,063,136	2,135
*	Coca-Cola Icecek A.S.	454,615	2,129
*	Tekfen Holding A.S.	880,935	1,896
*	Turk Sise ve Cam
	Fabrikalari A.S.	2,044,738	1,596
	Ford Otomotiv Sanayi A.S.	473,653	1,585
	Arcelik A.S.	932,994	1,565
			210,029
Total Common Stocks
(Cost $16,292,102)			14,252,607
Temporary Cash Investments (5.5%)[1]
Money Market Fund (5.5%)
3,4	Vanguard Market
	Liquidity Fund, 0.355%	789,452,521	789,453

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
5,6 Federal Home Loan
Bank, 0.210%, 9/28/09	7,000	6,992
Total Temporary Cash Investments
(Cost $796,446)		796,445
Total Investments (104.7%)
(Cost $17,088,548)		15,049,052
Other Assets and Liabilities (–4.7%)
Other Assets		90,398
Liabilities[4]		(768,210)
		(677,812)
Net Assets (100%)		14,371,240

Emerging Markets Stock Index Fund

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	18,320,261
Undistributed Net Investment Income	39,396
Accumulated Net Realized Losses	(1,954,268)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,039,496)
Futures Contracts	4,520
Foreign Currencies	827
Net Assets	14,371,240

Investor Shares—Net Assets
Applicable to 259,780,084 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,495,136
Net Asset Value Per Share—
Investor Shares	$17.30

Admiral Shares—Net Assets
Applicable to 75,176,507 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,710,904
Net Asset Value Per Share—
Admiral Shares	$22.76

Signal Shares—Net Assets
Applicable to 14,782,692 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	323,651
Net Asset Value Per Share—
Signal Shares	$21.89

Amount
($000)
Institutional Shares—Net Assets
Applicable to 62,029,367 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,074,229
Net Asset Value Per Share—
Institutional Shares	$17.32

ETF Shares—Net Assets
Applicable to 247,155,451 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,767,320
Net Asset Value Per Share—
ETF Shares	$27.38

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $707,064,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.4% and 5.3%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of this security represented 0.6% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $745,643,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $6,992,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Dividends[1]	124,599
Interest[2]	148
Security Lending	8,738
Total Income	133,485
Expenses
The Vanguard Group—Note B
Investment Advisory Services	237
Management and Administrative—Investor Shares	6,844
Management and Administrative—Admiral Shares	1,381
Management and Administrative—Signal Shares	237
Management and Administrative—Institutional Shares	527
Management and Administrative—ETF Shares	4,589
Marketing and Distribution—Investor Shares	990
Marketing and Distribution—Admiral Shares	239
Marketing and Distribution—Signal Shares	49
Marketing and Distribution—Institutional Shares	166
Marketing and Distribution—ETF Shares	860
Custodian Fees	2,103
Auditing Fees	4
Shareholders’ Reports—Investor Shares	90
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	30
Trustees’ Fees and Expenses	10
Total Expenses	18,363
Net Investment Income	115,122
Realized Net Gain (Loss)
Investment Securities Sold	(984,525)
Futures Contracts	5,633
Foreign Currencies	(6,012)
Realized Net Gain (Loss)	(984,904)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,654,503
Futures Contracts	2,720
Foreign Currencies	2,236
Change in Unrealized Appreciation (Depreciation)	2,659,459
Net Increase (Decrease) in Net Assets Resulting from Operations	1,789,677

1 Dividends are net of foreign withholding taxes of $13,903,000.

2 Interest income from an affiliated company of the fund was $120,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,122	649,638
Realized Net Gain (Loss)	(984,904)	163,245
Change in Unrealized Appreciation (Depreciation)	2,659,459	(16,915,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,789,677	(16,102,966)
Distributions
Net Investment Income
Investor Shares	(231,087)	(229,894)
Admiral Shares	(69,431)	(66,571)
Signal Shares	(12,807)	(8,343)
Institutional Shares	(45,949)	(24,830)
ETF Shares	(251,740)	(111,980)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(611,014)	(441,618)
Capital Share Transactions
Investor Shares	(1,064,336)	(954,191)
Admiral Shares	82,265	218,311
Signal Shares	(320,385)	207,807
Institutional Shares	46,616	471,828
ETF Shares	1,942,204	3,320,651
Net Increase (Decrease) from Capital Share Transactions	686,364	3,264,406
Total Increase (Decrease)	1,865,027	(13,280,178)
Net Assets
Beginning of Period	12,506,213	25,786,391
End of Period[1]	14,371,240	12,506,213

1 Net Assets—End of Period includes undistributed net investment income of $39,396,000 and $540,785,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.66	$36.78	$22.05	$16.91	$12.88	$11.04
Investment Operations
Net Investment Income	.135[1]	.780	.604[1]	.396	.307	.263
Net Realized and Unrealized Gain (Loss)
on Investments[2]	2.205	(21.313)	14.522	5.059	3.982	1.749
Total from Investment Operations	2.340	(20.533)	15.126	5.455	4.289	2.012
Distributions
Dividends from Net Investment Income	(.700)	(.587)	(.396)	(.315)	(.259)	(.172)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.700)	(.587)	(.396)	(.315)	(.259)	(.172)
Net Asset Value, End of Period	$17.30	$15.66	$36.78	$22.05	$16.91	$12.88

Total Return[3]	15.87%	–56.66%	69.59%	32.55%	33.66%	18.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,495	$5,345	$14,150	$7,202	$4,937	$2,556
Ratio of Total Expenses to
Average Net Assets	0.38%[4]	0.32%	0.37%	0.42%	0.45%	0.48%
Ratio of Net Investment Income to
Average Net Assets	1.84%[4]	2.81%	2.24%	2.20%	2.48%	2.44%
Portfolio Turnover Rate[5]	17%[4]	20%	9%	26%	15%	11%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.01, $.02, $.01, $.01, $.00, and $.00.

3 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; the 0.25% (0.50% prior to June 26, 2008) fee on all other redemptions; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months			June 23,
	Ended	Year Ended		2006[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.63	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	.189[2]	1.079	.853[2]	.222
Net Realized and Unrealized Gain (Loss) on Investments[3]	2.910	(28.099)	19.121	3.808
Total from Investment Operations	3.099	(27.020)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.969)	(.820)	(.534)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.969)	(.820)	(.534)	—
Net Asset Value, End of Period	$22.76	$20.63	$48.47	$29.03

Total Return[4]	16.00%	–56.63%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,711	$1,508	$3,514	$1,491
Ratio of Total Expenses to Average Net Assets	0.26%[5]	0.20%	0.25%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	1.96%[5]	2.93%	2.36%	2.32%[5]
Portfolio Turnover Rate[6]	17%[5]	20%	9%	26%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.01, $.03, $.01, and $.01.

4 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Jan. 19,
	Ended	Ended	2007[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$19.85	$46.61	$30.38
Investment Operations
Net Investment Income	.183[2]	1.029	.580[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	2.795	(27.029)	15.650
Total from Investment Operations	2.978	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.938)	(.760)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.938)	(.760)	—
Net Asset Value, End of Period	$21.89	$19.85	$46.61

Total Return[4]	15.98%	–56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$324	$266	$385
Ratio of Total Expenses to Average Net Assets	0.26%[5]	0.20%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	1.96%[5]	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	17%[5]	20%	9%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.01, $.02, and $.00.

4 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.71	$36.90	$22.11	$16.95	$12.90	$11.05
Investment Operations
Net Investment Income	.146[1]	.835	.686[1]	.443	.344	.287
Net Realized and Unrealized Gain (Loss)
on Investments[2]	2.218	(21.393)	14.533	5.059	3.982	1.749
Total from Investment Operations	2.364	(20.558)	15.219	5.502	4.326	2.036
Distributions
Dividends from Net Investment Income	(.754)	(.632)	(.429)	(.342)	(.276)	(.186)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.754)	(.632)	(.429)	(.342)	(.276)	(.186)
Net Asset Value, End of Period	$17.32	$15.71	$36.90	$22.11	$16.95	$12.90

Total Return[3]	16.05%	–56.61%	69.90%	32.78%	33.92%	18.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,074	$887	$1,463	$559	$468	$245
Ratio of Total Expenses to
Average Net Assets	0.20%[4]	0.15%	0.20%	0.25%	0.25%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.02%[4]	2.98%	2.41%	2.37%	2.64%	2.61%
Portfolio Turnover Rate[5]	17%[4]	20%	9%	26%	15%	11%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.00, and $.00.

3 Total returns do not reflect the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the 0.25% (0.50% prior to June 26, 2008) fee on all other redemptions.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

ETF Shares
	Six Months				March 4,
	Ended				2005[1] to
For a Share Outstanding	April 30,	Year Ended October 31,			Oct. 31,
Throughout Each Period	2009	2008[2]	2007[2]	2006[2]	2005[2]
Net Asset Value, Beginning of Period	$24.83	$58.31	$34.96	$26.81	$25.28
Investment Operations
Net Investment Income	.221[3]	1.303	1.065[3]	.667	.435
Net Realized and Unrealized Gain (Loss)
on Investments[4]	3.507	(33.798)	22.955	8.022	1.095
Total from Investment Operations	3.728	(32.495)	24.020	8.689	1.530
Distributions
Dividends from Net Investment Income	(1.178)	(.985)	(.670)	(.539)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.178)	(.985)	(.670)	(.539)	—
Net Asset Value, End of Period	$27.38	$24.83	$58.31	$34.96	$26.81

Total Return	15.97%	–56.62%	69.78%	32.74%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,767	$4,500	$6,275	$1,582	$375
Ratio of Total Expenses to
Average Net Assets	0.27%[5]	0.20%	0.25%	0.30%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	1.95%[5]	2.93%	2.36%	2.32%	2.59%[5]
Portfolio Turnover Rate[6]	17%[5]	20%	9%	26%	15%

1 Inception.

2 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.

3 Calculated based on average shares outstanding.

4 Includes increases from redemption fees of $.01, $.02, $.03, $.03, and $.00.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced

Emerging Markets Stock Index Fund

more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2009, the fund had contributed capital of $3,141,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax

Emerging Markets Stock Index Fund

character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2009, the fund realized net foreign currency losses of $6,012,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2009, the fund realized gains on the sale of passive foreign investment companies of $515,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2008, on passive foreign investment company holdings at April 30, 2009, was $2,157,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2009, the fund realized $167,696,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $643,327,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,331,000 through October 31, 2014, and $460,853,000 through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2009, the cost of investment securities for tax purposes was $17,090,705,000. Net unrealized depreciation of investment securities for tax purposes was $2,041,653,000, consisting of unrealized gains of $1,991,544,000 on securities that had risen in value since their purchase and $4,033,197,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in May 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
MSCI Taiwan Index	1,800	41,904	4,520

D. During the six months ended April 30, 2009, the fund purchased $2,177,909,000 of investment securities and sold $2,045,035,000 of investment securities, other than temporary cash investments.

Emerging Markets Stock Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	538,411	36,194	3,872,977	135,857
Issued in Lieu of Cash Distributions	223,215	15,577	222,748	6,777
Redeemed[1]	(1,825,962)	(133,391)	(5,049,916)	(185,897)
Net Increase (Decrease)—Investor Shares	(1,064,336)	(81,620)	(954,191)	(43,263)
Admiral Shares
Issued	207,672	8,902	997,071	24,577
Issued in Lieu of Cash Distributions	60,382	3,205	58,820	1,359
Redeemed[1]	(185,789)	(10,016)	(837,580)	(25,354)
Net Increase (Decrease)—Admiral Shares	82,265	2,091	218,311	582
Signal Shares
Issued	(270,798)	4,104	301,803	8,027
Issued in Lieu of Cash Distributions	11,476	633	7,172	172
Redeemed[1]	(61,063)	(3,365)	(101,168)	(3,051)
Net Increase (Decrease)—Signal Shares	(320,385)	1,372	207,807	5,148
Institutional Shares
Issued	121,056	10,468	650,503	24,200
Issued in Lieu of Cash Distributions	28,341	1,978	16,639	505
Redeemed[1]	(102,781)	(6,872)	(195,314)	(7,891)
Net Increase (Decrease)—Institutional Shares	46,616	5,574	471,828	16,814
ETF Shares
Issued	1,963,364	66,920	3,410,974	76,025[2]
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(21,160)	(1,000)	(90,323)	(2,400)[2]
Net Increase (Decrease)—ETF Shares	1,942,204	65,920	3,320,651	73,625[2]

1	Net of redemption fees for fiscal 2009 and 2008 of $3,812,000 and $14,015,000, respectively (fund totals).
2	Shares adjusted to reflect a 2-for-1 split as of the close of business on June 13, 2008.

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Emerging Markets Stock Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	4,429,394	4,520
Level 2—Other significant observable inputs	10,613,624	—
Level 3—Significant unobservable inputs	6,034	—
Total	15,049,052	4,520

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2009:

Investments
in Securities
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2008	—
Transfers in and/or out of Level 3	6,034
Balance as of April 30, 2009	6,034

Developed Markets Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
Fund
Expense Ratio[1]	0.29%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.7%	10.8%	9.1%
Consumer Staples	9.8	9.7	8.3
Energy	8.9	8.7	11.5
Financials	23.5	23.5	24.0
Health Care	8.7	8.6	6.8
Industrials	11.6	11.6	10.4
Information Technology	5.3	5.4	6.7
Materials	8.9	9.0	10.5
Telecommunication
Services	6.1	6.1	7.0
Utilities	6.5	6.6	5.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.96
Beta	1.01	0.93

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	67.0%
Pacific Stock Index Fund Investor Shares	33.0

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
Japan	22.9%	23.8%
United Kingdom	20.3	20.7
France	10.8	10.7
Germany	8.5	8.3
Switzerland	7.9	7.8
Australia	6.6	6.8
Spain	4.4	4.3
Italy	3.6	3.6
Netherlands	3.3	2.3
Sweden	2.5	2.5
Hong Kong	2.3	2.4
Finland	1.4	1.4
Singapore	1.1	1.2
Other Developed Markets	4.4	4.2

1 The expense ratio shown is from the prospectus dated June 8, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratio was 0.29% and represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds in which the fund invested during the six-month period.

2 Reflects holdings of underlying funds. As of the end of the reporting period, the Developed Markets Index Fund was structured as a “fund of funds.” Effective June 8, 2009, the fund may pursue its investment strategy by investing directly in stocks rather than in other funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 8, 2000–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Developed Markets Index Fund[2]	5/8/2000	–46.31%	–2.11%	–2.65%

1 Six months ended April 30, 2009.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	75,507,332	1,451,251
Vanguard Pacific Stock Index Fund Investor Shares	92,189,135	713,544
Total Investment Companies (Cost $2,914,140)		2,164,795
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.355% (Cost $226)	226,434	226
Total Investments (100.0%) (Cost $2,914,366)		2,165,021
Other Assets and Liabilities (0.0%)
Other Assets		15,517
Liabilities		(15,004)
		513
Net Assets (100%)
Applicable to 305,449,354 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,165,534
Net Asset Value Per Share		$7.09

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	2,982,186
Undistributed Net Investment Income	1,380
Accumulated Net Realized Losses	(68,687)
Unrealized Appreciation (Depreciation)	(749,345)
Net Assets	2,165,534

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Income Distributions Received	122,024
Net Investment Income—Note B	122,024
Realized Net Gain (Loss) on Investment Securities Sold	(7,812)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(210,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,591)

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,024	107,155
Realized Net Gain (Loss)	(7,812)	(60,515)
Change in Unrealized Appreciation (Depreciation)	(210,803)	(1,992,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,591)	(1,945,614)
Distributions
Net Investment Income	(121,978)	(107,258)
Realized Capital Gain[1]	—	(1,386)
Total Distributions	(121,978)	(108,644)
Capital Share Transactions
Issued	437,058	1,208,773
Issued in Lieu of Cash Distributions	110,663	98,662
Redeemed[2]	(462,380)	(930,804)
Net Increase (Decrease) from Capital Share Transactions	85,341	376,631
Total Increase (Decrease)	(133,228)	(1,677,627)
Net Assets
Beginning of Period	2,298,762	3,976,389
End of Period[3]	2,165,534	2,298,762

1 Includes fiscal 2008 short-term gain distributions totaling $1,386,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 The fund collected redemption fees of $165,000 and $298,000, which were reallocated proportionately to the funds in which it invests.

3 Net Assets—End of Period includes undistributed net investment income of $1,380,000 and $1,334,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.79	$14.91	$12.15	$9.75	$8.43	$7.22
Investment Operations
Net Investment Income	.402	.369[1]	.305	.219	.190	.143
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(.704)	(7.097)	2.759	2.400	1.320	1.210
Total from Investment Operations	(.302)	(6.728)	3.064	2.619	1.510	1.353
Distributions
Dividends from Net Investment Income	(.398)	(.387)	(.299)	(.219)	(.190)	(.143)
Distributions from Realized Capital Gains	—	(.005)	(.005)	—	—	—
Total Distributions	(.398)	(.392)	(.304)	(.219)	(.190)	(.143)
Net Asset Value, End of Period	$7.09	$7.79	$14.91	$12.15	$9.75	$8.43

Total Return[2]	–4.12%	–46.24%	25.67%	27.27%	18.07%	18.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,166	$2,299	$3,976	$2,572	$1,623	$1,038
Ratio of Total Expenses to
Average Net Assets	0%[3]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	5.86%[4]	3.04%	2.05%	1.82%	1.77%	1.52%
Portfolio Turnover Rate	22%[4]	13%	7%	9%	10%	4%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 The acquired fund fees and expenses were 0.29% (annualized).

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations. Beginning in June 2009, the fund may also invest directly in individual stocks.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $11,015,000 to offset future net capital gains through October 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2009, the cost of investment securities for tax purposes was $2,914,366,000. Net unrealized depreciation of investment securities for tax purposes was $749,345,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Developed Markets Index Fund

D. During the six months ended April 30, 2009, the fund purchased $316,785,000 of investment securities and sold $226,259,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	Shares	Shares
	(000)	(000)
Issued	62,911	101,813
Issued in Lieu of Cash Distributions	14,874	7,287
Redeemed	(67,352)	(80,732)
Net Increase (Decrease) in Shares Outstanding	10,433	28,368

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Institutional Developed Markets Index Fund

Fund Profile

As of April 30, 2009

Portfolio Characteristics
Fund
Expense Ratio[1]	0.13%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.7%	10.8%	9.1%
Consumer Staples	9.8	9.7	8.3
Energy	8.9	8.7	11.5
Financials	23.5	23.5	24.0
Health Care	8.7	8.6	6.8
Industrials	11.6	11.6	10.4
Information Technology	5.3	5.4	6.7
Materials	8.9	9.0	10.5
Telecommunication
Services	6.1	6.1	7.0
Utilities	6.5	6.6	5.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.96
Beta	1.01	0.93

Allocation to Underlying Vanguard Funds

European Stock Index Fund Institutional Shares	67.0%
Pacific Stock Index Fund Institutional Shares	33.0

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
Japan	22.9%	23.8%
United Kingdom	20.3	20.7
France	10.8	10.7
Germany	8.5	8.3
Switzerland	7.9	7.8
Australia	6.6	6.8
Spain	4.4	4.3
Italy	3.6	3.6
Netherlands	3.3	2.3
Sweden	2.5	2.5
Hong Kong	2.3	2.4
Finland	1.4	1.4
Singapore	1.1	1.2
Other Developed Markets	4.4	4.2

1 The expense ratio shown is from the prospectus dated June 8, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended April 30, 2009, the annualized expense ratio was 0.13% and represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds in which the fund invested during the six-month period.

2 Reflects holdings of underlying funds. As of the end of the reporting period, the Institutional Developed Markets Index Fund was structured as a fund of funds. Effective June 8, 2009, the fund may pursue its investment strategy by investing directly in stocks rather than in other funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Institutional Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 1, 2000–April 30, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Institutional Developed Markets Index Fund[2]	6/1/2000	–46.16%	–1.94%	–2.61%

1 Six months ended April 30, 2009.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Note: See Financial Highlights table for dividend and capital gains information.

Institutional Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
International Stock Funds (99.9%)
Vanguard European Stock Index Fund Institutional Shares	129,969,961	2,498,023
Vanguard Pacific Stock Index Fund Institutional Shares	158,387,503	1,225,919
Total Investment Companies (Cost $5,313,269)		3,723,942
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.355% (Cost $6,555)	6,555,339	6,555
Total Investments (100.0%) (Cost $5,319,824)		3,730,497
Other Assets and Liabilities (0.0%)
Other Assets		4,293
Liabilities		(9,112)
		(4,819)
Net Assets (100%)
Applicable to 530,188,391 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,725,678
Net Asset Value Per Share		$7.03

At April 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	5,407,936
Undistributed Net Investment Income	1,740
Accumulated Net Realized Losses	(94,671)
Unrealized Appreciation (Depreciation)	(1,589,327)
Net Assets	3,725,678

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2009
($000)
Investment Income
Income
Income Distributions Received	201,823
Net Investment Income—Note B	201,823
Realized Net Gain (Loss) on Investment Securities Sold	(32,746)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(309,196)
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,119)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	201,823	137,824
Realized Net Gain (Loss)	(32,746)	(51,686)
Change in Unrealized Appreciation (Depreciation)	(309,196)	(2,799,636)
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,119)	(2,713,498)
Distributions
Net Investment Income	(201,492)	(138,374)
Realized Capital Gain	—	—
Total Distributions	(201,492)	(138,374)
Capital Share Transactions
Issued	756,881	2,406,003
Issued in Lieu of Cash Distributions	177,724	118,333
Redeemed[1]	(527,801)	(1,123,411)
Net Increase (Decrease) from Capital Share Transactions	406,804	1,400,925
Total Increase (Decrease)	65,193	(1,450,947)
Net Assets
Beginning of Period	3,660,485	5,111,432
End of Period[2]	3,725,678	3,660,485

1 The fund collected redemption fees of $0 and $16,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $1,740,000 and $1,409,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.74	$14.79	$12.05	$9.67	$8.35	$7.16
Investment Operations
Net Investment Income	.417	.357[1]	.323	.229	.200	.158
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(.713)	(7.011)	2.733	2.380	1.320	1.190
Total from Investment Operations	(.296)	(6.654)	3.056	2.609	1.520	1.348
Distributions
Dividends from Net Investment Income	(.414)	(.396)	(.316)	(.229)	(.200)	(.158)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.414)	(.396)	(.316)	(.229)	(.200)	(.158)
Net Asset Value, End of Period	$7.03	$7.74	$14.79	$12.05	$9.67	$8.35

Total Return[2]	–4.07%	–46.12%	25.84%	27.41%	18.37%	19.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,726	$3,660	$5,111	$3,607	$1,748	$911
Ratio of Total Expenses to
Average Net Assets	0%[3]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	5.88%[4]	3.02%	2.25%	1.72%	1.86%	1.81%
Portfolio Turnover Rate	23%[4]	18%	11%[5]	14%	6%	19%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 The acquired fund fees and expenses were 0.13% (annualized).

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Notes to Financial Statements

Vanguard Institutional Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations. Beginning in June 2009, the fund may also invest directly in individual stocks.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005–2008) and for the period ended April 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2008, the fund had available realized losses of $8,141,000 to offset future net capital gains through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2009, the cost of investment securities for tax purposes was $5,319,824,000. Net unrealized depreciation of investment securities for tax purposes was $1,589,327,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Institutional Developed Markets Index Fund

D. During the six months ended April 30, 2009, the fund purchased $802,633,000 of investment securities and sold $394,795,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008
	Shares	Shares
	(000)	(000)
Issued	114,106	213,601
Issued in Lieu of Cash Distributions	24,114	8,811
Redeemed	(80,852)	(95,151)
Net Increase (Decrease) in Shares Outstanding	57,368	127,261

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. “Funds of funds,” such as the Developed Markets Index Fund and Institutional Developed Markets Index Fund, have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The accompanying tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2008	4/30/2009	Period[1]
Based on Actual Fund Return
European
Investor Shares	$1,000.00	$941.62	$1.40
Admiral Shares	1,000.00	941.80	0.82
Signal Shares	1,000.00	941.90	0.87
Institutional Shares	1,000.00	942.04	0.63
ETF Shares	1,000.00	941.56	0.82
Pacific
Investor Shares	$1,000.00	$992.53	$1.43
Admiral Shares	1,000.00	992.36	0.89
Signal Shares	1,000.00	992.31	0.89
Institutional Shares	1,000.00	992.31	0.64
ETF Shares	1,000.00	992.25	0.89
Emerging Markets
Investor Shares[2]	$1,000.00	$1,158.69	$2.03
Admiral Shares[2]	1,000.00	1,159.99	1.39
Signal Shares[2]	1,000.00	1,159.83	1.39
Institutional Shares[2]	1,000.00	1,160.49	1.07
ETF Shares	1,000.00	1,159.72	1.45
Developed Markets	$1,000.00	$ 958.83	$1.41
Institutional Developed Markets	$1,000.00	$ 959.29	$0.63

1 These calculations are based on expenses incurred in the most recent six-month period, except for the Developed Markets Index Fund and Institutional Developed Markets Index Fund, for which calculations are based on the acquired fund fees and expenses charged by the underlying mutual funds in which the funds invested during the period. The annualized expense figures for the same period are 0.29% for the Developed Markets Index Fund and 0.13% for the Institutional Developed Markets Index Fund. As of the end of the reporting period, these funds were structured as “funds of funds.” Effective June 8, 2009, these funds may pursue their investment strategy by investing directly in stocks rather than in other funds. The annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.29% for Investor Shares, 0.17% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.17% for ETF Shares; Pacific Stock Index Fund—0.29% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.18% for ETF Shares; and Emerging Markets Stock Index Fund—0.38% for Investor Shares, 0.26% for Admiral Shares, 0.26% for Signal Shares, 0.20% for Institutional Shares, and 0.27% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.25% (0.50% prior to June 26, 2008) purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Six Months Ended April 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2008	4/30/2009	Period[1]
Based on Hypothetical 5% Yearly Return
European
Investor Shares	$1,000.00	$1,023.36	$1.45
Admiral Shares	1,000.00	1,023.95	0.85
Signal Shares	1,000.00	1,023.90	0.90
Institutional Shares	1,000.00	1,024.15	0.65
ETF Shares	1,000.00	1,023.95	0.85
Pacific
Investor Shares	$1,000.00	$1,023.36	$1.45
Admiral Shares	1,000.00	1,023.90	0.90
Signal Shares	1,000.00	1,023.90	0.90
Institutional Shares	1,000.00	1,024.15	0.65
ETF Shares	1,000.00	1,023.90	0.90
Emerging Markets
Investor Shares[2]	$1,000.00	$1,022.91	$1.91
Admiral Shares[2]	1,000.00	1,023.51	1.30
Signal Shares[2]	1,000.00	1,023.51	1.30
Institutional Shares[2]	1,000.00	1,023.80	1.00
ETF Shares	1,000.00	1,023.46	1.35
Developed Markets	$1,000.00	$1,023.36	$1.45
Institutional Developed Markets	$1,000.00	$1,024.15	$0.65

1 These calculations are based on expenses incurred in the most recent six-month period, except for the Developed Markets Index Fund and Institutional Developed Markets Index Fund, for which calculations are based on the acquired fund fees and expenses charged by the underlying mutual funds in which the funds invested during the period. The annualized expense figures for the same period are 0.29% for the Developed Markets Index Fund and 0.13% for the Institutional Developed Markets Index Fund. As of the end of the reporting period, these funds were structured as “funds of funds.” Effective June 8, 2009, these funds may pursue their investment strategy by investing directly in stocks rather than in other funds. The annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.29% for Investor Shares, 0.17% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.17% for ETF Shares; Pacific Stock Index Fund—0.29% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, and 0.18% for ETF Shares; and Emerging Markets Stock Index Fund—0.38% for Investor Shares, 0.26% for Admiral Shares, 0.26% for Signal Shares, 0.20% for Institutional Shares, and 0.27% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.25% (0.50% prior to June 26, 2008) purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European, Pacific, and Emerging Markets Stock Index Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds.

Effective June 2009, the board authorized Vanguard Developed Markets and Institutional Developed Markets Index Funds (the Developed Markets Index Funds) to track their target index by investing directly in common stocks that make up the target index or in a combination of mutual funds designed to track the target index, or both.

The board also approved an internalized management structure whereby Vanguard’s Quantitative Equity Group would provide investment advisory services to the Developed Markets Index Funds at cost.

The board determined that the funds’ investment advisory arrangements with Vanguard were in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the European, Pacific, and Emerging Markets Stock Index Funds and to be provided to the Developed Markets Index Funds and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The board considered the performance of the European, Pacific, and Emerging Markets Stock Index Funds, including any periods of outperformance or underperformance of each fund’s target index and peer group. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. With respect to the Developed Markets Index Funds, the board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board considered the cost of services to be provided to the Developed Market Index Funds and those incurred by the European, Pacific, and Emerging Markets Stock Index Funds and concluded that the funds’ advisory expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as the funds’ assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008)

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2009

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.